UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2017

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2017. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

1

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2017

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2017 and held until December 31, 2017. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2017” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2017	Ending Account Value Using Actual Return at December 31, 2017	Expenses Paid During the Six Months Ended December 31, 2017*	Beginning Account Value at July 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2017	Expenses Paid During the Six Months Ended December 31, 2017*	Annualized Expense Ratio*
SA Wellington Government and Quality Bond†
Class 1	$1,000.00	$1,010.73	$2.94	$1,000.00	$1,022.28	$2.96	0.58%
Class 2	$1,000.00	$1,010.17	$3.70	$1,000.00	$1,021.53	$3.72	0.73%
Class 3	$1,000.00	$1,010.13	$4.21	$1,000.00	$1,021.02	$4.23	0.83%
SA Edge Asset Allocation†
Class 1	$1,000.00	$1,068.09	$4.01	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,066.63	$4.79	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,066.24	$5.31	$1,000.00	$1,020.06	$5.19	1.02%
SA Wellington Growth and Income†
Class 1	$1,000.00	$1,125.24	$4.02	$1,000.00	$1,021.42	$3.82	0.75%
SA Wellington Growth†
Class 1	$1,000.00	$1,083.36	$4.04	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,082.33	$4.83	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,081.97	$5.35	$1,000.00	$1,020.06	$5.19	1.02%
SA Wellington Capital Appreciation†
Class 1	$1,000.00	$1,126.19	$4.02	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$1,125.22	$4.82	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,124.84	$5.36	$1,000.00	$1,020.16	$5.09	1.00%
SA Wellington Natural Resources†
Class 1	$1,000.00	$1,220.25	$4.92	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$1,219.42	$5.76	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$1,218.92	$6.32	$1,000.00	$1,019.51	$5.75	1.13%
SA BlackRock Multi-Asset Income#
Class 1	$1,000.00	$1,017.84	$2.95	$1,000.00	$1,022.28	$2.96	0.58%
Class 3	$1,000.00	$1,017.69	$4.22	$1,000.00	$1,021.02	$4.23	0.83%
SA Wellington Multi-Asset Income#†
Class 1	$1,000.00	$1,058.57	$4.46	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,058.18	$5.76	$1,000.00	$1,019.61	$5.65	1.11%

*	Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2017” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2017” and the “Annualized Expense Ratio” would have been lower.
†	See Note 1

4

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

United States Treasury Notes	20.1%
Federal Home Loan Mtg. Corp.	16.9
Federal National Mtg. Assoc.	14.6
Repurchase Agreements	11.4
Diversified Financial Services	6.9
United States Treasury Bonds	6.1
Banks-Commercial	5.4
Diversified Banking Institutions	3.4
Municipal Bonds & Notes	2.8
Electric-Integrated	1.5
Government National Mtg. Assoc.	1.5
Oil Companies-Integrated	1.4
Sovereign	1.3
Banks-Super Regional	1.0
Electric-Distribution	1.0
Auto-Cars/Light Trucks	0.8
E-Commerce/Products	0.8
Medical-Drugs	0.8
Brewery	0.6
Oil Companies-Exploration & Production	0.6
Medical-Hospitals	0.6
Sovereign Agency	0.6
Insurance-Multi-line	0.6
Banks-Fiduciary	0.5
Transport-Services	0.5
Insurance-Life/Health	0.5
Medical Labs & Testing Services	0.5
Gas-Distribution	0.5
Finance-Commercial	0.5
Diversified Manufacturing Operations	0.5
Schools	0.4
Insurance-Mutual	0.4
Applications Software	0.3
Computers	0.3
Enterprise Software/Service	0.3
Cellular Telecom	0.3
Insurance-Reinsurance	0.3
Finance-Credit Card	0.3
Medical-HMO	0.3
Building-Heavy Construction	0.2
Building Societies	0.2
Medical Instruments	0.2
Semiconductor Components-Integrated Circuits	0.2
Investment Management/Advisor Services	0.2
Cable/Satellite TV	0.2
Banks-Export/Import	0.2
Real Estate Investment Trusts	0.2
Resolution Funding Corp	0.2
Oil-Field Services	0.1
Special Purpose Entities	0.1
Airlines	0.1
Water	0.1
Machinery-Construction & Mining	0.1
Insurance-Property/Casualty	0.1
Retail-Building Products	0.1

109.6%

Credit Quality†#

Aaa	68.3%
Aa	9.8%
A	17.0%
Baa	1.9%
Not Rated@	3.0%

100.0%

++	See Note 1
†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

5

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 6.4%
Diversified Financial Services — 6.4%
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)(2)	$5,510,000	$5,509,984
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(2)(3)	1,276,341	1,267,645
Apidos CLO XVI FRS Series 2013-16A, Class A1R 2.34% (3 ML+0.98%) due 01/19/2025*(4)	7,200,000	7,226,942
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.78% (3 ML+1.43%) due 07/18/2027*(4)	3,380,000	3,394,713
Apidos CLO XXII FRS Series 2015-22A, Class A1 2.86% (3 ML+1.50%) due 10/20/2027*(4)	3,000,000	3,010,470
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(2)	2,979,278	3,037,243
Benefit Street Partners CLO, Ltd. FRS Series 2016-9A, Class A 2.97% (3 ML+1.61%) due 07/20/2028*(4)	830,000	831,655
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	1,335,000	1,328,560
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.47% (3 ML+1.10%) due 01/25/2026*(4)	4,285,000	4,300,962
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	5,315,000	5,300,384
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(5)	1,020,000	1,035,522
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(2)(3)	1,489,921	1,489,828
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	2,210,000	2,206,079
Finance of America Structured Securities Trust VRS Series 2017-HB1, Class A 2.32% due 11/25/2027*(2)	1,363,574	1,363,118
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	353,769	353,614
First Investors Auto Owner Trust Series 2017-3A, Class A1 2.00% due 03/15/2022*	1,074,449	1,073,051
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,265,000	1,259,978
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	587,850

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
KKR CLO 15, Ltd. FRS Series 15, Class A1A 2.91% (3 ML+1.56%) due 10/18/2028*(4)	$2,855,000	$2,898,824
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(2)(5)	636,831	637,914
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.52% (3 ML+1.16%) due 07/23/2029*(4)	4,300,000	4,304,949
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	1,797,714	1,815,714
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(2)	830,490	825,393
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(2)	2,194,275	2,191,552
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,835,000	1,826,910
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(2)	911,053	911,053
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.47% (3 ML+1.12%) due 07/17/2025*(4)	1,221,265	1,224,243
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	1,960,000	1,958,522
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	264,280	264,290
Race Point X CLO, Ltd. FRS Series 2016-10A, Class A 2.97% (3 ML+1.60%) due 07/25/2028*(4)	5,000,000	5,018,395
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	357,644	357,772
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	3,410,000	3,396,375
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	1,130,000	1,123,667
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(2)(5)	2,340,000	2,394,388
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 3.02% (3 ML+1.66%) due 10/20/2028*(4)	2,865,000	2,875,217

6

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	$2,435,000	$2,444,669
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,081,521
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.52% (3 ML+1.16%) due 10/20/2026*(4)	5,100,000	5,102,540
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(2)	1,911,872	1,893,593
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(2)	3,177,598	3,164,394
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,743,867
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 2.31% (3 ML+0.95%) due 10/14/2026*(4)	7,240,000	7,241,716

Total Asset Backed Securities (cost $101,302,276)		101,275,076

U.S. CORPORATE BONDS & NOTES — 16.5%
Airlines — 0.1%
Southwest Airlines Co. Pass Through Trust Pass-Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,684,296	1,832,009

Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,871,927
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,500,000	1,563,767

		5,435,694

Auto-Cars/Light Trucks — 0.8%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	190,348
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,885,322
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	218,560
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,627,001
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,934,374
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	794,518

		12,650,123

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.3%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	$450,000	$454,416
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,163,684
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	883,838
US Bank NA Senior Notes 2.80% due 01/27/2025	2,000,000	1,986,511

		5,488,449

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,786,013
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	4,119,139
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,495,432

		8,400,584

Banks-Super Regional — 1.0%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,049,824
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,118,504
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	514,704
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	2,998,628
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,744,679
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	740,516
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	2,770,000	2,822,758
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	637,939
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,992,288

		16,619,840

Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,218,796
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,379,726

7

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	$1,640,000	$1,627,563

		10,226,085

Building-Heavy Construction — 0.2%
SBA Tower Trust Notes 3.16% due 10/10/2045*	3,665,000	3,692,488

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,712,839
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	217,993

		2,930,832

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,585,607

Computers — 0.3%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	147,000	140,892
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,032,086
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,071,592
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,882,194

		5,126,764

Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	1,547,000	1,550,972
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,281,938
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,339,822
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,027,972
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	1,035,000	1,039,883
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,066,639
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,317,340
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,042,098

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	$2,000,000	$2,113,120
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,356,229
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,200,000	4,298,509
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,394,964

		31,829,486

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,718,000	1,822,538
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	703,427

		2,525,965

E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	1,250,000	1,246,200
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057*	1,000,000	1,090,894
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	4,137,398

		6,474,492

Electric-Distribution — 0.3%
Entergy Louisiana LLC Collateral Trust Bonds 3.12% due 09/01/2027	1,675,000	1,670,725
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/2050	2,200,000	2,529,137

		4,199,862

Electric-Integrated — 1.5%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	646,751
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,710,388
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,414,994
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,186,848
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	420,988
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047*	100,000	99,389

8

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	$106,000	$110,760
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	105,000	116,401
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	230,000	268,495
Pacific Gas & Electric Co. Senior Notes 5.40% due 01/15/2040	2,750,000	3,316,903
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	2,267,000	2,829,021
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	605,000	762,567
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/2039	110,000	142,984
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	125,000	165,271
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	750,000	783,514
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	286,278
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	201,379
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	220,000	260,076
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,999,721
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	878,643
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,827,702

		24,429,073

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	4,976,970

Finance-Commercial — 0.5%
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,402,260

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	4,695,000	4,710,231

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution — 0.5%
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	$655,000	$652,893
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,426,673
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,496,984

		7,576,550

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,071,168
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	1,430,000	1,635,742

		7,706,910

Insurance-Multi-line — 0.6%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,116,727
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,877,185
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	964,832
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,366,725

		9,325,469

Insurance-Mutual — 0.4%
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,675,512
Northwestern Mutual Life Insurance Co. Sub. Notes 3.85% due 09/30/2047*	1,192,000	1,208,397

		5,883,909

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,045,453

Insurance-Reinsurance — 0.3%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	4,685,000	4,715,615

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,136,702

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,090,821

9

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments (continued)
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	$1,700,000	$1,763,490
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	445,087

		3,299,398

Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,833,431
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,815,848

		7,649,279

Medical-Drugs — 0.8%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	355,197
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,717,451
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	621,721
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,669,151
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,895,650
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	849,808
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,847,872

		11,956,850

Medical-HMO — 0.3%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	474,577
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,404,378
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,281,964

		4,160,919

Medical-Hospitals — 0.6%
Ascension Health Notes 4.85% due 11/15/2053	125,000	145,799
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	259,687
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	557,532

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	$740,000	$800,068
Mercy Health Sec. Notes 3.56% due 08/01/2027	4,000,000	4,016,630
SSM Health Care Corp. Senior Bonds 3.82% due 06/01/2027	3,785,000	3,925,109

		9,704,825

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	254,556

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	280,000	283,255
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	370,000	381,087
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	436,000	458,483
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	245,000	278,094

		1,400,919

Oil Companies-Integrated — 0.1%
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	700,000	698,434
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	590,000	594,177

		1,292,611

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	740,000	838,023

Schools — 0.4%
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,170,035

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	3,215,000	3,201,478

Special Purpose Entity — 0.1%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,755,150	2,039,447

Transport-Services — 0.5%
Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,985,975	2,144,853

10

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	$5,000,000	$5,661,995

		7,806,848

Water — 0.1%
American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,237,076

Total U.S. Corporate Bonds & Notes (cost $252,929,836)		260,939,686

FOREIGN CORPORATE BONDS & NOTES — 10.8%
Banks-Commercial — 5.1%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,510,364
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	3,994,451
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,002,989
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,146,389
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,328,479
Canadian Imperial Bank of Commerce FRS Senior Notes 2.32% (3 ML+0.72%) due 06/16/2022	2,845,000	2,854,664
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	868,824
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	2,200,000	2,276,431
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,763,323
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,774,599
ING Groep NV Senior Notes 3.15% due 03/29/2022	635,000	642,594
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,131,964
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	633,444
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,167,487
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	9,345,000	9,186,135

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Nordea Bank AB FRS Senior Notes 2.31% (3 ML+0.62%) due 09/30/2019*	$8,000,000	$8,056,940
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,115,106
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,611,064
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,182,254
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,015,585
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	3,989,999

		80,253,085

Building Societies — 0.2%
Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,647,704

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	642,564
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	530,000	673,477

		1,316,041

Diversified Banking Institutions — 1.4%
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	2,200,000	2,204,786
BNP Paribas SA Senior Notes 3.50% due 11/16/2027*	4,700,000	4,678,180
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	2,920,220
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,686,460
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,520,951
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,211,698
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	370,000	385,592
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,972,908

		22,580,795

11

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.5%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	$4,869,000	$4,846,551
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,479,000	2,682,914

		7,529,465

Diversified Manufacturing Operations — 0.3%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	4,485,000	4,551,158

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	491,428
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,400,000	3,399,142
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,188,835

		6,079,405

Electric-Distribution — 0.5%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,007,387
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	3,015,000	2,988,481
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.50% due 05/04/2027*	2,760,000	2,773,342

		7,769,210

Investment Management/Advisor Services — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,013,884

Oil Companies-Exploration & Production — 0.5%
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,630,152
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 3.00% due 04/12/2022*	3,020,000	3,015,440

		8,645,592

Oil Companies-Integrated — 1.3%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	702,513
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	925,000	948,106

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	$2,270,000	$2,348,141
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	430,725
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,177,925
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	2,265,000	2,327,712
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,744,908
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	324,975
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	209,746
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	184,201
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	481,402
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,287,101
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,462,194
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	856,241
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,007,499

		20,493,389

Oil-Field Services — 0.1%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,210,801

Real Estate Investment Trusts — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,384,880

Total Foreign Corporate Bonds & Notes (cost $168,586,907)		170,475,409

FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Banks-Export/Import — 0.2%
Japan Bank for International Cooperation Government Guar. Notes 2.25% due 02/24/2020	2,776,000	2,763,953

Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,590,547

12

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 1.3%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	$1,775,000	$1,731,441
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	3,440,000	3,381,596
State of Qatar Senior Bonds 2.38% due 06/02/2021*	11,060,000	10,855,390
State of Qatar Senior Notes 5.25% due 01/20/2020*	4,540,000	4,766,946

		20,735,373

Total Foreign Government Obligations (cost $26,399,954)		27,089,873

MUNICIPAL BONDS & NOTES — 2.8%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	2,560,000	2,746,650
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,330,234
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	220,000	236,317
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	3,585,000	4,860,866
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	196,604
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,350,000	2,678,107
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	1,020,000	1,117,951
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,660,818
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,635,000	2,095,808
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	2,150,000	3,270,773
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,083,304

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 192 4.81% due 10/15/2065	$1,870,000	$2,277,978
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,191,723
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	1,215,000	1,197,018
State of California General Obligation Bonds 7.35% due 11/01/2039	3,200,000	4,802,304
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,439,853
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,867,175
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,865,022
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	1,976,456

Total Municipal Bonds & Notes (cost $38,344,919)		43,894,961

U.S. GOVERNMENT AGENCIES — 33.8%
Federal Home Loan Mtg. Corp. — 16.9%
2.50% due 10/01/2031	7,450,838	7,442,002
3.00% due 06/01/2046	10,637,750	10,652,474
3.00% due 09/01/2046	33,749,902	33,796,617
3.00% due 10/01/2046	2,465,736	2,468,767
3.00% due 11/01/2046	36,383,209	36,454,699
3.00% due 12/01/2046	58,098,917	58,178,129
3.00% due 01/01/2047	472,252	472,833
3.00% due 02/01/2047	2,636,863	2,640,107
3.00% due January 15 TBA	17,300,000	17,614,881
3.50% due 08/01/2047	30,888,092	31,768,084
3.50% due January 15 TBA	3,000,000	3,099,317
3.50% due January 30 TBA	43,000,000	44,157,878
4.00% due 09/01/2026	756,363	784,256
4.00% due 12/01/2040	5,522,028	5,797,657
5.50% due January 30 TBA	2,000,000	2,186,698
6.00% due 12/01/2039	263,067	294,560
7.50% due 05/01/2027	1,035	1,168
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K712, Class B 3.36% due 05/25/2045*(2)(5)	780,000	786,939
Federal Home Loan Mtg. Corp. REMIC Series 4654, Class KA 3.00% due 06/15/2045(3)	8,788,219	8,889,541

		267,486,607

13

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 14.6%
Federal National Mtg. Assoc.
2.00% due 09/01/2031	$467,943	$455,926
2.00% due 11/01/2031	538,712	524,875
2.00% due 12/01/2031	1,670,962	1,628,039
2.47% due 05/01/2025	3,416,138	3,391,095
2.50% due 03/01/2030	7,558,253	7,572,819
2.50% due January 30 TBA	1,800,000	1,737,075
2.68% due 05/01/2025	6,000,000	6,015,974
2.81% due 07/01/2025	6,000,000	6,046,632
2.98% due 07/01/2022	6,950,136	7,099,442
2.99% due 10/01/2025	2,139,907	2,180,745
3.00% due 05/01/2027	711,187	726,375
3.00% due 06/01/2027	392,519	400,916
3.00% due 08/01/2027	226,922	231,660
3.00% due 10/01/2046	24,979,296	25,037,825
3.00% due January 15 TBA	2,000,000	2,037,109
3.01% due 12/01/2024	3,796,275	3,879,443
3.09% due 10/01/2025	1,033,809	1,060,243
3.12% due 05/01/2033	2,779,707	2,664,828
3.33% due 07/01/2022	5,294,000	5,496,259
3.50% due January 15 TBA	7,350,000	7,586,427
3.50% due January 30 TBA	25,600,000	26,284,001
4.00% due 09/01/2026	6,268,015	6,546,224
4.00% due 01/01/2046	9,353,603	9,785,098
4.00% due 02/01/2046	10,322,507	10,798,049
4.00% due January 30 TBA	32,100,000	33,568,219
4.50% due 11/01/2026	907,583	958,080
4.50% due 01/01/2027	906,102	955,995
4.50% due 05/01/2039	42,546	45,412
4.50% due 06/01/2039	70,064	74,602
4.50% due 08/01/2039	10,699	11,417
4.50% due 11/01/2040	757,956	809,054
4.50% due 12/01/2040	309,277	331,582
4.50% due 07/01/2041	422,772	451,346
4.50% due 06/01/2043	224,583	239,741
4.50% due 10/01/2043	217,650	231,746
4.50% due 11/01/2043	74,812	79,847
5.00% due January 30 TBA	24,000,000	25,794,845
5.50% due 03/01/2038	750,001	826,006
5.50% due 06/01/2038	38,724	42,649
5.50% due 08/01/2038	46,572	51,307
5.50% due 09/01/2039	24,406	26,856
5.50% due 05/01/2040	1,946	2,132
5.50% due 06/01/2040	11,579	12,829
5.50% due January 30 TBA	11,700,000	12,820,121
6.50% due 02/01/2038	71,684	81,460
6.50% due 10/01/2039	81,965	92,415
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA
1.64% (1 ML+0.40%) due 10/25/2024(5)	2,208,972	2,207,697
Series 2017-M5, Class FA
1.73% (1 ML+0.49%) due 04/25/2024(5)	1,069,594	1,070,662
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.79% due 05/25/2025(2)(5)	10,285,000	10,298,520

		230,271,619

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 1.5%
4.00% due 02/15/2041	$1,050,238	$1,100,599
4.00% due 09/15/2041	849,262	891,328
4.00% due 02/15/2042	13,987	14,605
4.00% due 08/15/2042	146,247	155,094
4.50% due 05/15/2040	631,632	668,929
4.50% due 06/15/2040	830,196	878,661
4.50% due 07/15/2040	1,388,687	1,467,537
4.50% due 05/15/2042	166,186	175,810
4.50% due January 30 TBA	3,025,000	3,172,941
5.00% due 07/15/2033	1,220,034	1,323,561
5.00% due 10/15/2033	70,405	76,736
5.00% due 11/15/2033	10,670	11,558
5.00% due 12/15/2033	28,563	30,839
5.00% due 01/15/2034	125,273	135,951
5.00% due 02/15/2034	63,123	67,900
5.00% due 03/15/2034	5,008	5,387
5.00% due 05/15/2034	9,611	10,567
5.00% due 06/15/2035	7,199	7,811
5.00% due 09/15/2035	92,001	101,273
5.00% due 11/15/2035	23,975	25,824
5.00% due 12/15/2035	19,832	21,458
5.00% due 02/15/2036	10,920	11,771
5.00% due 03/15/2036	9,938	10,692
5.00% due 09/15/2036	4,408	4,761
5.00% due 05/15/2038	9,179	9,880
5.00% due 07/15/2038	129,944	140,898
5.00% due 08/15/2038	32,011	34,719
5.00% due 11/15/2038	83,043	89,836
5.00% due 12/15/2038	322,695	350,053
5.00% due 06/15/2039	416,746	451,974
5.00% due 08/15/2039	107,223	116,509
5.00% due 07/15/2040	44,301	47,652
5.00% due 04/15/2041	262,426	284,578
5.50% due 10/15/2032	1,498	1,645
5.50% due 02/15/2033	70,397	77,210
5.50% due 05/15/2033	54,510	60,431
5.50% due 06/15/2033	66,249	73,360
5.50% due 07/15/2033	12,066	13,335
5.50% due 08/15/2033	7,511	8,237
5.50% due 09/15/2033	4,358	4,841
5.50% due 11/15/2033	128,303	140,877
5.50% due 01/15/2034	16,497	18,304
5.50% due 02/15/2034	53,840	59,399
5.50% due 03/15/2034	565,862	621,430
5.50% due 04/15/2034	23,125	25,740
5.50% due 05/15/2034	43,676	48,563
5.50% due 06/15/2034	11,429	12,603
5.50% due 07/15/2034	22,051	24,357
5.50% due 08/15/2034	15,615	17,176
5.50% due 09/15/2034	153,409	168,256
5.50% due 10/15/2034	202,573	224,197
5.50% due 04/15/2036	46,523	51,218
6.00% due 03/15/2028	7,316	8,179
6.00% due 06/15/2028	12,815	14,327
6.00% due 08/15/2028	25,892	28,948
6.00% due 09/15/2028	32,168	35,965
6.00% due 10/15/2028	10,694	11,956
6.00% due 12/15/2028	44,205	49,496
6.00% due 04/15/2029	2,164	2,419
6.00% due 01/15/2032	7,983	9,004
6.00% due 02/15/2032	245	274
6.00% due 07/15/2032	8,159	9,121
6.00% due 09/15/2032	11,896	13,301

14

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 10/15/2032	$187,979	$214,534
6.00% due 11/15/2032	8,536	9,544
6.00% due 01/15/2033	2,897	3,239
6.00% due 02/15/2033	9,685	11,027
6.00% due 03/15/2033	27,095	30,356
6.00% due 04/15/2033	46,185	51,635
6.00% due 05/15/2033	79,822	89,242
6.00% due 12/15/2033	22,750	25,703
6.00% due 08/15/2034	4,160	4,696
6.00% due 09/15/2034	76,434	85,455
6.00% due 10/15/2034	46,687	52,593
6.00% due 05/15/2036	21,507	24,239
6.00% due 06/15/2036	237,453	271,436
6.00% due 07/15/2036	2,945,572	3,322,033
6.00% due 08/15/2036	82,315	92,818
6.00% due 12/15/2036	168,251	189,215
6.00% due 02/15/2037	60,179	67,893
6.00% due 08/15/2037	48,383	54,094
6.00% due 01/15/2038	241,016	272,306
6.00% due 03/15/2038	141,416	158,131
6.00% due 07/15/2038	96,720	108,135
6.00% due 08/15/2038	245,942	275,231
6.00% due 09/15/2038	453,760	509,339
6.00% due 10/15/2038	560,454	631,493
6.00% due 11/15/2038	199,395	222,937
6.00% due 12/15/2038	194,727	217,828
6.00% due 01/15/2039	153,091	172,831
6.00% due 02/15/2039	119,899	134,148
6.00% due 04/15/2039	115,291	128,921
6.00% due 12/15/2039	128,501	143,667
6.00% due 03/15/2040	216,980	242,593
6.00% due 04/15/2040	52,631	58,843
6.00% due 06/15/2041	180,653	201,973
6.50% due 06/15/2023	2,647	2,936
6.50% due 07/15/2023	13,924	15,447
6.50% due 08/15/2023	1,602	1,777
6.50% due 10/15/2023	10,073	11,174
6.50% due 11/15/2023	12,932	14,347
6.50% due 12/15/2023	38,980	43,246
6.50% due 02/15/2027	1,343	1,497
6.50% due 12/15/2027	1,642	1,821
6.50% due 01/15/2028	17,009	18,869
6.50% due 02/15/2028	7,383	8,191
6.50% due 03/15/2028	23,589	26,312
6.50% due 04/15/2028	12,026	13,342
6.50% due 05/15/2028	40,281	44,685
6.50% due 06/15/2028	73,976	82,218
6.50% due 07/15/2028	57,374	63,648
6.50% due 08/15/2028	36,205	40,323
6.50% due 09/15/2028	51,182	56,791
6.50% due 10/15/2028	45,207	50,270
6.50% due 11/15/2028	47,763	53,214
6.50% due 12/15/2028	41,732	46,438
6.50% due 01/15/2029	882	979
6.50% due 02/15/2029	9,698	10,759
6.50% due 03/15/2029	16,705	18,533
6.50% due 04/15/2029	7,169	7,954
6.50% due 05/15/2029	56,704	62,908
6.50% due 06/15/2029	6,574	7,293
6.50% due 03/15/2031	3,108	3,448
6.50% due 04/15/2031	714	823
6.50% due 05/15/2031	67,771	75,304

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.50% due 06/15/2031	$41,528	$46,072
6.50% due 07/15/2031	140,639	156,028
6.50% due 08/15/2031	26,662	29,580
6.50% due 09/15/2031	78,901	87,534
6.50% due 10/15/2031	33,880	38,029
6.50% due 11/15/2031	37,695	41,820
6.50% due 01/15/2032	115,677	128,332
6.50% due 02/15/2032	45,982	51,013
6.50% due 04/15/2032	12,598	13,976
6.50% due 05/15/2032	23,199	25,737
7.00% due 11/15/2031	25,014	28,111
7.00% due 03/15/2032	17,680	20,357
7.00% due 01/15/2033	24,060	27,981
7.00% due 05/15/2033	64,445	74,723
7.00% due 07/15/2033	46,818	53,674
7.00% due 11/15/2033	63,983	74,254
8.00% due 10/15/2029	386	387
8.00% due 12/15/2029	3,019	3,030
8.00% due 01/15/2030	15,744	16,356
8.00% due 03/15/2030	120	120
8.00% due 04/15/2030	16,898	17,112
8.00% due 08/15/2030	1,615	1,620
8.00% due 09/15/2030	20,270	20,794
8.00% due 11/15/2030	1,690	1,780
8.00% due 12/15/2030	678	683
8.00% due 02/15/2031	36,299	38,867
8.00% due 03/15/2031	10,446	10,550
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	50,334	55,154
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	288,051	327,950
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	119,343	139,203

		24,125,363

Sovereign Agency — 0.8%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,371,818
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	9,328,388

		11,700,206

Total U.S. Government Agencies (cost $532,606,474)		533,583,795

U.S. GOVERNMENT TREASURIES — 26.2%
United States Treasury Bonds — 6.1%
2.50% due 02/15/2045	10,270,000	9,790,600
2.50% due 05/15/2046(6)	5,065,000	4,818,081
2.75% due 08/15/2047	5,415,000	5,421,769
2.75% due 11/15/2047	3,820,000	3,826,267
2.88% due 05/15/2043	31,130,000	32,009,179
2.88% due 08/15/2045	6,205,000	6,363,518
3.00% due 11/15/2044	1,790,000	1,880,129
3.00% due 02/15/2047	10,685,000	11,237,198
3.00% due 05/15/2047	2,795,000	2,938,571
3.38% due 05/15/2044	2,895,000	3,248,620
3.63% due 02/15/2044	13,550,000	15,838,151

		97,372,083

15

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 20.1%
0.38% due 01/15/2027 TIPS(7)	$46,390,845	$46,056,568
1.25% due 11/30/2018	6,800,000	6,766,797
1.25% due 04/30/2019	21,790,000	21,617,212
1.25% due 03/31/2021	11,200,000	10,923,500
1.38% due 07/31/2018	6,305,000	6,296,626
1.38% due 09/30/2018	23,200,000	23,138,375
1.38% due 02/29/2020	5,500,000	5,437,910
1.38% due 03/31/2020	28,050,000	27,721,289
1.38% due 09/30/2020	5,000,000	4,923,828
1.50% due 03/31/2023	25,900,000	24,969,219
1.63% due 06/30/2020	41,800,000	41,491,399
1.75% due 06/30/2022	18,000,000	17,674,453
1.88% due 06/30/2020	32,000,000	31,958,750
1.88% due 03/31/2022	4,550,000	4,498,635
1.88% due 04/30/2022	24,875,000	24,577,666
1.88% due 07/31/2022	4,000,000	3,945,781
2.00% due 11/30/2020	10,400,000	10,409,750
2.25% due 08/15/2027	5,045,000	4,974,055

		317,381,813

Total U.S. Government Treasuries (cost $412,460,664)		414,753,896

Total Long-Term Investment Securities (cost $1,532,631,030)		1,552,012,696

REPURCHASE AGREEMENTS — 11.4%
Bank of America Securities LLC Joint Repurchase Agreement(8)	27,745,000	27,745,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	30,830,000	30,830,000
BNP Paribas SA Joint Repurchase Agreement(8)	52,430,000	52,430,000
Deutsche Bank AG Joint Repurchase Agreement(8)	20,460,000	20,460,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	49,330,000	49,330,000

Total Repurchase Agreements (cost $180,795,000)		180,795,000

TOTAL INVESTMENTS (cost $1,713,426,030)(9)	109.6%	1,732,807,696
Liabilities in excess of other assets	(9.6)	(151,960,947)

NET ASSETS	100.0%	$1,580,846,749

FORWARD SALES CONTRACTS — (0.57)%
U.S. Government Agencies — (0.57)%
Federal National Mtg. Assoc. — (0.47)%
4.00% due January 15 TBA	(5,700,000)	$(5,861,977)
4.50% due January 30 TBA	(1,520,000)	(1,617,137)

		(7,479,114)

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — (0.10)%
4.00% due January 30 TBA	$(1,500,000)	$(1,565,616)

Total Forward Sales Contracts (proceeds $(9,051,696))		$(9,044,730)

++	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $267,678,123 representing 16.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 6 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates at December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notational Basis*	Notational Value*	Unrealized Appreciation (Depreciation)
389	Short	U.S. Treasury 10 Year Notes	March 2018	$48,590,949	$48,254,234	$336,715

*	Notational basis refers to the contractual amount agreed upon at inception of the open contract; notational value represents the current value of the open contract.

16

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio++

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$95,765,092	$5,509,984	$101,275,076
U.S. Corporate Bonds & Notes	—	260,939,686	—	260,939,686
Foreign Corporate Bonds & Notes	—	170,475,409	—	170,475,409
Foreign Government Obligations	—	27,089,873	—	27,089,873
Municipal Bond & Notes	—	43,894,961	—	43,894,961
U.S. Government Agencies	—	533,583,795	—	533,583,795
U.S. Government Treasuries	—	414,753,896	—	414,753,896
Repurchase Agreements	—	180,795,000	—	180,795,000

Total Investments at Value	$—	$1,727,297,712	$5,509,984	$1,732,807,696

Other Financial Instruments:+
Futures Contracts	$336,715	$—	$—	$336,715

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$9,044,730	$—	$9,044,730

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

17

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.7%
Diversified Financial Services	4.5
Exchange-Traded Funds	4.5
Diversified Banking Institutions	3.9
Electric-Integrated	3.8
Real Estate Investment Trusts	3.8
Medical-Drugs	3.2
Banks-Commercial	2.5
Banks-Super Regional	2.5
Federal Home Loan Mtg. Corp.	2.4
Oil Companies-Exploration & Production	2.3
Pipelines	2.0
Oil Companies-Integrated	1.7
Medical Instruments	1.6
Airlines	1.5
Applications Software	1.5
Computers	1.4
Government National Mtg. Assoc.	1.3
Enterprise Software/Service	1.3
Beverages-Non-alcoholic	1.2
Oil Refining & Marketing	1.2
Toys	1.1
Chemicals-Diversified	1.1
Auto/Truck Parts & Equipment-Original	1.1
Repurchase Agreements	1.1
Electronic Components-Semiconductors	1.1
Food-Misc./Diversified	1.0
Medical Products	1.0
Finance-Credit Card	1.0
Insurance-Multi-line	1.0
Cellular Telecom	0.9
Chemicals-Specialty	0.9
Medical-Biomedical/Gene	0.9
Diversified Manufacturing Operations	0.9
Cable/Satellite TV	0.9
Finance-Other Services	0.9
Auction Houses/Art Dealers	0.8
Auto-Cars/Light Trucks	0.8
Insurance-Reinsurance	0.8
Telecom Services	0.8
Finance-Mortgage Loan/Banker	0.8
Medical-Hospitals	0.7
E-Commerce/Products	0.7
Non-Hazardous Waste Disposal	0.7
Gas-Distribution	0.7
Aerospace/Defense	0.6
Brewery	0.6
Food-Meat Products	0.6
Semiconductor Components-Integrated Circuits	0.6
Insurance-Property/Casualty	0.5
United States Treasury Bonds	0.5
Cosmetics & Toiletries	0.5
Diagnostic Equipment	0.5
Tools-Hand Held	0.5
Radio	0.5
Oil & Gas Drilling	0.5
Telephone-Integrated	0.4
Containers-Paper/Plastic	0.4
Web Portals/ISP	0.4
Rubber-Tires	0.4
Steel-Specialty	0.4

Data Processing/Management	0.4%
Networking Products	0.4
Real Estate Management/Services	0.4
Physical Therapy/Rehabilitation Centers	0.4
Human Resources	0.4
Banks-Fiduciary	0.4
Oil-Field Services	0.4
Security Services	0.4
Apparel Manufacturers	0.3
Investment Management/Advisor Services	0.3
Medical-HMO	0.3
Building & Construction Products-Misc.	0.3
Commercial Services-Finance	0.3
Transport-Services	0.3
Electric-Transmission	0.3
Television	0.3
Auto-Heavy Duty Trucks	0.3
E-Commerce/Services	0.3
Private Equity	0.3
Food-Retail	0.3
Hotels/Motels	0.3
Internet Content-Entertainment	0.3
Office Automation & Equipment	0.3
Electronic Forms	0.3
Storage/Warehousing	0.3
SupraNational Banks	0.3
Finance-Investment Banker/Broker	0.3
Insurance-Mutual	0.3
Retail-Apparel/Shoe	0.3
Soap & Cleaning Preparation	0.3
Rental Auto/Equipment	0.2
Computer Services	0.2
Electronic Connectors	0.2
Beverages-Wine/Spirits	0.2
Retail-Restaurants	0.2
Machine Tools & Related Products	0.2
Savings & Loans/Thrifts	0.2
Electronic Parts Distribution	0.2
United States Treasury Notes	0.2
Independent Power Producers	0.2
Retail-Discount	0.2
Satellite Telecom	0.2
Office Supplies & Forms	0.2
Machinery-Farming	0.2
Batteries/Battery Systems	0.2
Transport-Rail	0.2
Investment Companies	0.2
Transport-Marine	0.2
Instruments-Controls	0.2
X-Ray Equipment	0.2
Electric Products-Misc.	0.2
Medical-Generic Drugs	0.2
Electronic Components-Misc.	0.1
Commercial Services	0.1
Web Hosting/Design	0.1
Casino Hotels	0.1
Agricultural Chemicals	0.1
Home Decoration Products	0.1
Finance-Commercial	0.1
Insurance-Life/Health	0.1
Tobacco	0.1
Medical Labs & Testing Services	0.1

18

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO PROFILE — December 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Housewares	0.1%
Aerospace/Defense-Equipment	0.1
Industrial Gases	0.1
Office Furnishings-Original	0.1
Semiconductor Equipment	0.1
Computer Software	0.1
Disposable Medical Products	0.1
Electric-Generation	0.1
Multimedia	0.1

99.5%

#	See Note 1
*	Calculated as a percentage of net assets

19

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 56.7%
Aerospace/Defense — 0.5%
Boeing Co.	3,593	$1,059,612

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	86,846	264,012

Airlines — 1.1%
Alaska Air Group, Inc.	19,800	1,455,498
Copa Holdings SA, Class A	2,000	268,120
Delta Air Lines, Inc.	6,279	351,624
Hawaiian Holdings, Inc.	861	34,311

		2,109,553

Apparel Manufacturers — 0.2%
VF Corp.	5,899	436,526

Applications Software — 1.2%
Microsoft Corp.	20,407	1,745,615
Red Hat, Inc.†	4,488	539,009

		2,284,624

Auction Houses/Art Dealers — 0.8%
KAR Auction Services, Inc.	19,451	982,470
Ritchie Bros. Auctioneers, Inc.	20,758	621,287

		1,603,757

Auto-Cars/Light Trucks — 0.4%
Nissan Motor Co., Ltd. ADR	40,000	796,000

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	2,895	124,368
PACCAR, Inc.	6,378	453,348

		577,716

Auto/Truck Parts & Equipment-Original — 1.1%
Adient PLC	1,283	100,972
Autoliv, Inc.	9,293	1,180,954
Linamar Corp.	101	5,882
Magna International, Inc.	14,650	830,216

		2,118,024

Banks-Commercial — 2.0%
Banco Bilbao Vizcaya Argentaria SA ADR	88,863	755,336
Bank of Nova Scotia	8,642	557,668
Bank of the Ozarks	2,623	127,084
BOK Financial Corp.	518	47,822
Cullen/Frost Bankers, Inc.	6,491	614,373
East West Bancorp, Inc.	13,663	831,120
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	17,203	125,754
Hope Bancorp, Inc.	2,707	49,403
ING Groep NV ADR	40,000	738,400
PacWest Bancorp	2,083	104,983
Washington Trust Bancorp, Inc.	798	42,494

		3,994,437

Banks-Super Regional — 1.3%
PNC Financial Services Group, Inc.	14,035	2,025,110
US Bancorp	11,237	602,079

		2,627,189

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	7,005	336,100

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	5,182	$237,750
Dr Pepper Snapple Group, Inc.	12,112	1,175,591
PepsiCo, Inc.	6,903	827,808

		2,241,149

Beverages-Wine/Spirits — 0.2%
Diageo PLC ADR	3,250	474,597

Brewery — 0.3%
Ambev SA ADR	100,000	646,000

Building & Construction Products-Misc. — 0.3%
James Hardie Industries PLC ADR	36,434	641,603

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	30,769	1,232,298

Cellular Telecom — 0.5%
MTN Group, Ltd. ADR	10,000	108,700
T-Mobile US, Inc.†	11,394	723,633
Telstra Corp., Ltd. ADR	15,000	212,250

		1,044,583

Chemicals-Diversified — 0.9%
Akzo Nobel NV ADR	4,000	116,560
Croda International PLC ADR	18,027	529,453
DowDuPont, Inc.	2,639	187,950
FMC Corp.	1,331	125,992
Huntsman Corp.	1,856	61,786
Innospec, Inc.	6,578	464,407
PPG Industries, Inc.	1,744	203,734

		1,689,882

Chemicals-Specialty — 0.9%
Givaudan SA ADR	10,000	462,100
H.B. Fuller Co.	25,529	1,375,247

		1,837,347

Coal — 0.0%
Alliance Resource Partners LP	2,219	43,714

Coatings/Paint — 0.0%
RPM International, Inc.	867	45,448

Commercial Services — 0.1%
RELX PLC ADR	12,000	284,400

Commercial Services-Finance — 0.3%
Experian PLC ADR	24,000	526,080
Travelport Worldwide, Ltd.	6,821	89,150

		615,230

Computer Services — 0.1%
Accenture PLC, Class A	834	127,677
International Business Machines Corp.	344	52,776
Leidos Holdings, Inc.	1,242	80,196

		260,649

Computer Software — 0.1%
j2 Global, Inc.	1,607	120,573

Computers — 1.1%
Apple, Inc.	13,298	2,250,421

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	395	47,617

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	6,210	570,575

20

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Unilever NV	8,000	$450,560

		1,021,135

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	550	49,819
Fair Isaac Corp.	3,427	525,016
Fidelity National Information Services, Inc.	2,317	218,007

		792,842

Diagnostic Equipment — 0.5%
Abbott Laboratories	7,034	401,430
Thermo Fisher Scientific, Inc.	3,049	578,944

		980,374

Disposable Medical Products — 0.1%
STERIS PLC	1,128	98,666

Diversified Banking Institutions — 1.5%
BNP Paribas SA ADR	20,000	747,000
JPMorgan Chase & Co.	20,789	2,223,176

		2,970,176

Diversified Manufacturing Operations — 0.7%
3M Co.	784	184,530
Crane Co.	688	61,383
Parker-Hannifin Corp.	1,961	391,377
Siemens AG ADR	11,000	761,970

		1,399,260

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	581	679,462

E-Commerce/Services — 0.3%
Priceline Group, Inc.†	331	575,192

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	1,464	289,608

Electric-Integrated — 2.1%
ALLETE, Inc.	698	51,903
Alliant Energy Corp.	1,417	60,378
CLP Holdings, Ltd. ADR	35,000	360,850
Eversource Energy	13,522	854,320
Fortis, Inc.	661	24,239
Great Plains Energy, Inc.	2,123	68,445
NextEra Energy, Inc.	9,150	1,429,138
PNM Resources, Inc.	819	33,129
WEC Energy Group, Inc.	12,760	847,647
Xcel Energy, Inc.	8,205	394,743

		4,124,792

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	619	36,874

Electronic Components-Semiconductors — 1.1%
Broadcom, Ltd.	1,385	355,806
Microchip Technology, Inc.	19,728	1,733,697

		2,089,503

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,000	475,200

Electronic Forms — 0.3%
Adobe Systems, Inc.†	3,078	539,389

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	5,210	418,936

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 0.9%
Black Knight, Inc.†	26,782	$1,182,425
SAP SE ADR	4,500	505,620

		1,688,045

Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	562	43,566

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	315	15,419

Finance-Credit Card — 1.0%
Discover Financial Services	26,348	2,026,688

Finance-Mortgage Loan/Banker — 0.8%
FNF Group	37,557	1,473,737

Finance-Other Services — 0.8%
BGC Partners, Inc., Class A	4,660	70,413
Deutsche Boerse AG ADR	60,000	692,100
Hong Kong Exchanges & Clearing, Ltd. ADR	24,000	737,520

		1,500,033

Food-Meat Products — 0.6%
Hormel Foods Corp.	5,094	185,371
Tyson Foods, Inc., Class A	11,533	934,980

		1,120,351

Food-Misc./Diversified — 0.9%
B&G Foods, Inc.	10,486	368,583
Danone SA ADR	40,000	670,800
Ingredion, Inc.	392	54,802
Kraft Heinz Co.	4,193	326,048
Orkla ASA ADR	35,000	369,337

		1,789,570

Food-Retail — 0.3%
Kroger Co.	20,270	556,411

Gas-Distribution — 0.5%
Rubis SCA ADR	40,000	528,800
Sempra Energy	2,987	319,370
Vectren Corp.	621	40,377

		888,547

Golf — 0.0%
Acushnet Holdings Corp.	2,814	59,319

Housewares — 0.1%
Tupperware Brands Corp.	3,978	249,421

Human Resources — 0.4%
Adecco Group AG ADR	19,640	752,801

Industrial Automated/Robotic — 0.0%
Nordson Corp.	405	59,292

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,492	244,807

Instruments-Controls — 0.2%
Honeywell International, Inc.	1,982	303,960

Insurance Brokers — 0.0%
Arthur J. Gallagher & Co.	702	44,423

Insurance-Multi-line — 0.9%
Allstate Corp.	4,540	475,383
Chubb, Ltd.	8,393	1,226,469

		1,701,852

21

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.5%
Beazley PLC	3,601	$25,818
Fairfax Financial Holdings, Ltd.	499	264,640
James River Group Holdings, Ltd.	1,077	43,091
Markel Corp.†	396	451,095
XL Group, Ltd.	7,500	263,700

		1,048,344

Insurance-Reinsurance — 0.5%
Swiss Re AG ADR	39,962	934,312
Validus Holdings, Ltd.	1,737	81,500

		1,015,812

Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	3,092	545,614

Investment Companies — 0.2%
Ares Capital Corp.	3,976	62,503
Oaktree Capital Group LLC	6,148	258,831

		321,334

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	1,262	648,302

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	4,929	451,398

Machinery-Farming — 0.2%
Deere & Co.	2,240	350,582

Machinery-General Industrial — 0.0%
Albany International Corp., Class A	298	18,312
Applied Industrial Technologies, Inc.	273	18,591
IDEX Corp.	179	23,623

		60,526

Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	3,719	419,169
Medtronic PLC	17,360	1,401,820
Teleflex, Inc.	2,422	602,642

		2,423,631

Medical Products — 1.0%
Becton Dickinson and Co.	1,719	367,969
Sonova Holding AG ADR	20,500	640,625
Varian Medical Systems, Inc.†	9,272	1,030,583

		2,039,177

Medical-Biomedical/Gene — 0.1%
CSL, Ltd. ADR	5,000	275,850

Medical-Drugs — 3.1%
GlaxoSmithKline PLC ADR	13,958	495,090
Johnson & Johnson	2,960	413,571
Merck & Co., Inc.	22,855	1,286,051
Novartis AG ADR	7,804	655,224
Novo Nordisk A/S ADR	14,000	751,380
Pfizer, Inc.	36,230	1,312,251
Roche Holding AG ADR	35,969	1,135,901

		6,049,468

Medical-HMO — 0.3%
UnitedHealth Group, Inc.	2,937	647,491

Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	4,026	456,347

Security Description	Shares	Value (Note 2)
Multimedia — 0.1%
Walt Disney Co.	887	$95,361

Networking Products — 0.4%
Cisco Systems, Inc.	20,091	769,485

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	16,299	1,156,251

Office Furnishings-Original — 0.1%
HNI Corp.	6,029	232,539

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	3,110	357,215

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,429	92,371

Oil Companies-Exploration & Production — 2.0%
Cimarex Energy Co.	18,811	2,295,130
Linn Energy, Inc.†	8,843	355,931
Occidental Petroleum Corp.	4,374	322,189
Vermilion Energy, Inc.(NYSE)	2,313	84,055
Vermilion Energy, Inc.(TSX)	19,000	690,080
W&T Offshore, Inc.†	63,825	211,261

		3,958,646

Oil Companies-Integrated — 1.0%
Chevron Corp.	2,727	341,393
Exxon Mobil Corp.	3,961	331,298
Royal Dutch Shell PLC, Class B ADR	19,824	1,353,781

		2,026,472

Oil Refining & Marketing — 1.1%
HollyFrontier Corp.	9,678	495,707
Marathon Petroleum Corp.	9,688	639,214
Valero Energy Corp.	10,417	957,427

		2,092,348

Pipelines — 0.4%
EnLink Midstream Partners LP	5,338	82,045
Enterprise Products Partners LP	20,469	542,633
Phillips 66 Partners LP	260	13,611
Targa Resources Corp.	1,538	74,470

		712,759

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	267	36,136

Private Equity — 0.3%
KKR & Co. LP	26,514	558,385

Radio — 0.5%
Entercom Communications Corp., Class A	4,440	47,952
Sirius XM Holdings, Inc.	163,552	876,639

		924,591

Real Estate Investment Trusts — 2.5%
Agree Realty Corp.	407	20,936
Alexandria Real Estate Equities, Inc.	9,277	1,211,483
Annaly Capital Management, Inc.	27,702	329,377
Colony NorthStar, Inc., Class A	6,763	77,166
Digital Realty Trust, Inc.	7,573	862,565
EastGroup Properties, Inc.	240	21,211
EPR Properties	1,085	71,024
Gramercy Property Trust	2,873	76,594
Host Hotels & Resorts, Inc.	14,479	287,408
LaSalle Hotel Properties	1,579	44,323

22

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Medical Properties Trust, Inc.	7,576	$104,397
Omega Healthcare Investors, Inc.	16,544	455,622
Pebblebrook Hotel Trust	1,248	46,388
Ramco-Gershenson Properties Trust	2,399	35,337
Realty Income Corp.	8,937	509,588
Simon Property Group, Inc.	2,200	377,828
Tanger Factory Outlet Centers, Inc.	16,033	425,035

		4,956,282

Real Estate Management/Services — 0.4%
Daito Trust Construction Co., Ltd. ADR	15,000	769,350

Rental Auto/Equipment — 0.1%
Aaron’s, Inc.	7,096	282,776

Retail-Apparel/Shoe — 0.3%
lululemon athletica, Inc.†	6,356	499,518

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	185	17,882

Retail-Discount — 0.2%
Costco Wholesale Corp.	2,087	388,432

Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	1,064	50,412

Retail-Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	653	188,737
Starbucks Corp.	4,849	278,478

		467,215

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	35,000	813,400

Satellite Telecom — 0.2%
Inmarsat PLC ADR	54,900	361,242

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	12,998	445,181

Security Services — 0.4%
Secom Co., Ltd. ADR	38,000	716,300

Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	4,231	221,197
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,510	892,521

		1,113,718

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	3,629	185,514
MKS Instruments, Inc.	350	33,075

		218,589

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC ADR	26,000	494,260

SupraNational Banks — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	19,371	521,080

Telecom Services — 0.5%
BCE, Inc.	19,303	926,737
Consolidated Communications Holdings, Inc.	1,472	17,944

		944,681

Telephone-Integrated — 0.2%
Verizon Communications, Inc.	7,917	419,047

Security Description	Shares/ Principal Amount	Value (Note 2)
Television — 0.3%
Nexstar Media Group, Inc., Class A	6,133	$479,600
Sinclair Broadcast Group, Inc., Class A	2,749	104,050

		583,650

Tobacco — 0.1%
Imperial Brands PLC ADR	6,000	256,020

Tools-Hand Held — 0.5%
Snap-on, Inc.	5,479	954,990

Toys — 1.1%
Hasbro, Inc.	24,157	2,195,630

Transport-Marine — 0.2%
Kirby Corp.†	4,653	310,820

Transport-Rail — 0.2%
Union Pacific Corp.	2,422	324,790

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	6,984	451,795
United Parcel Service, Inc., Class B	1,239	147,627

		599,422

Venture Capital — 0.0%
Hercules Capital, Inc.	1,509	19,798

Web Portals/ISP — 0.4%
Alphabet, Inc., Class A†	814	857,468

X-Ray Equipment — 0.2%
Varex Imaging Corp.†	7,432	298,543

Total Common Stocks (cost $92,926,702)		111,919,643

EXCHANGE-TRADED FUNDS — 4.5%
iShares MSCI Emerging Markets ETF	103,652	4,884,082
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,962,750

Total Exchange-Traded Funds (cost $7,511,144)		8,846,832

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Super Regional — 0.3%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	$250,000	277,512
Wells Fargo & Co. Series K 7.98% due 03/15/2018(1)	250,000	254,050

		531,562

Diversified Banking Institutions — 0.3%
Bank of America Corp. Series M 8.13% due 05/15/2018(1)	500,000	510,000

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 8.88% due 06/15/2068	250,000	256,813

Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. 8.13% due 06/15/2068	250,000	256,250

Total Preferred Securities/Capital Securities (cost $1,473,911)		1,554,625

23

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 4.3%
Diversified Financial Services — 4.3%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	$99,686	$96,613
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	250,000	250,147
AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24% due 04/08/2022	140,000	139,156
Capital Auto Receivables Asset Trust Series 2014-2, Class C 2.41% due 05/20/2019	1,521	1,521
CFCRE Commercial Mtg. Trust Series 2016-C7, Class A3 3.84% due 12/10/2054(2)	200,000	208,804
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(3)(4)	274,912	292,240
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.78% due 06/10/2047(2)(4)	250,000	243,665
Countrywide Home Loan Mtg. Pass Through Trust Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(3)	97	97
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	23,401	23,376
CPS Auto Receivables Trust Series 2015-A, Class B 2.79% due 02/16/2021*	240,000	240,854
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 2.29% (1 ML+0.96%) due 05/25/2034(3)	7,231	7,192
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(3)(4)	93,958	94,829
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	246,389
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(2)	310,327	306,719
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(4)	200,000	197,687
GS Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(2)	230,000	245,448
GS Mtg. Securities Trust VRS Series 2014-GC24, Class C 4.53% due 09/10/2047(2)(4)	100,000	101,982
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 4.86% due 04/10/2047(2)(4)	200,000	187,793

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.40% due 08/10/2044*(2)(4)	$300,000	$293,786
GSMSC Pass-Through Trust FRS Pass Through Trust Series 2009-4R, Class 2A1 1.78%(1 ML+0.45%) due 12/26/2036*(3)	5,447	5,441
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(3)(4)	203,343	204,413
JPMorgan Mtg.Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(3)(4)	79,635	80,702
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(3)(4)	240,931	244,008
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.89% due 08/25/2047*(3)(4)	192,518	191,610
KeyCorp. Student Loan Trust FRS Series 2006-A, Class 2A4 1.64% (3 ML+0.31%) due 09/27/2035	148,160	147,979
KeyCorp. Student Loan Trust FRS Series 2004-A, Class 2B 1.90% (3 ML+0.53%) due 01/27/2042	126,280	126,293
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	128,640	128,004
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(3)(4)	95,912	101,680
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.57% due 08/25/2055*(3)(4)	87,158	92,137
PFS Financing Corp. FRS Series 2015-AA, Class A 2.10% (1 ML+0.62%) due 04/15/2020*	250,000	250,258
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(3)	7,134	7,136
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	209,652	210,175
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(3)(4)	117,314	114,024
Sequoia Mtg. Trust VRS Series 2017-5, Class A19 3.50% due 08/25/2047*(3)(4)	93,644	94,156
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(3)(4)	90,583	91,524
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 1.79% (3 ML+0.20%) due 12/15/2039	152,960	149,917

24

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 2.14% (3 ML+0.55%) due 12/16/2030	$164,614	$164,144
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(4)	250,000	263,566
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(2)	200,000	200,933
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	249,373
Wells Fargo Commercial Mtg. Trust VRS Series 2016-LC25, Class B 4.44% due 12/15/2059(2)(4)	300,000	311,872
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.61% due 11/15/2048(2)(4)	300,000	304,604
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 2.17% (1 ML+0.84%) due 10/25/2034	4,007	4,010
Westlake Automobile Receivables Trust Series 2017-2A, Class A2A 1.80% due 07/15/2020*	250,000	249,601
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class D 3.91% due 09/15/2057*(2)(4)	160,000	127,651
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 3.99% due 06/15/2046*(2)(4)	300,000	274,322
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)(4)	300,000	299,160
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(2)(4)	300,000	312,569
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)(4)	300,000	297,268

Total Asset Backed Securities (cost $8,565,988)		8,476,828

U.S. CORPORATE BONDS & NOTES — 20.0%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	263,185

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	250,000	247,537

Airlines — 0.4%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	273,555	291,124

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	$121,082	$130,914
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	386,281	419,540

		841,578

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	218,885

Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	236,631
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	259,460
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	250,573

		746,664

Banks-Commercial — 0.4%
KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	249,811
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	247,964
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	249,628

		747,403

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	484,605
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	252,170

		736,775

Banks-Super Regional — 0.9%
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	499,983
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	252,799
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	254,984
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	258,980
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	251,539

25

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	$250,000	$254,864

		1,773,149

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	247,026

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	559,075

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	255,051
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	294,018

		549,069

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	265,000

Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	266,250
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	535,000

		801,250

Chemicals-Diversified — 0.2%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 07/15/2022	218,000	222,009
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	251,444

		473,453

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	250,306

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	247,427
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	253,175

		500,602

Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	531,250

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	$250,000	$290,625

		821,875

Diversified Banking Institutions — 2.0%
Bank of America Corp. FRS Senior Notes 2.52% (3 ML+1.16%) due 01/20/2023	250,000	255,196
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	250,368
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	255,601
Citigroup, Inc. FRS Senior Notes 2.91% (3 ML+1.43%) due 09/01/2023	200,000	205,864
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	529,351
Goldman Sachs Group, Inc. FRS Senior Notes 2.48% (3 ML+1.11%) due 04/26/2022	250,000	252,908
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	541,895
JPMorgan Chase & Co. FRS Senior Notes 3.54% (3 ML+1.38%) due 05/01/2028	250,000	254,337
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	259,952
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	262,130
Morgan Stanley FRS Senior Notes 2.76% (3 ML+1.40%) due 04/21/2021	250,000	256,802
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	261,763
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	298,385

		3,884,552

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	144,000	155,490
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 6.88% due 08/15/2018	250,000	257,241

		412,731

26

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 2.40% due 02/22/2023*	$250,000	$247,404
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047*	500,000	538,859

		786,263

Electric-Generation — 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	90,227	96,213

Electric-Integrated — 1.5%
Black Hills Corp. Senior Notes 2.50% due 01/11/2019	250,000	250,681
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	510,375
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	201,548
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	611,031
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	270,215
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	915,000
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	255,206

		3,014,056

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	590,811

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	279,251

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	246,055
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	254,241
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	259,231

		759,527

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	257,187

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker — 0.3%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	$250,000	$265,784
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	252,050

		517,834

Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	247,901

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	258,218

Gas-Distribution — 0.2%
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	323,534

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	250,000	261,102

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	547,500

Independent Power Producers — 0.2%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(5)(6)	500,000	395,000

Insurance-Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	250,506
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	250,274

		500,780

Insurance-Reinsurance — 0.3%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.66% (3 ML+0.30%) due 01/12/2018	500,000	500,015

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	251,480
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	563,657

		815,137

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. FRS Company Guar. Notes 1.67% (3 ML+0.34%) due 09/30/2019*	250,000	250,859

27

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.8%
Amgen, Inc. Senior Notes 2.20% due 05/22/2019	$250,000	$250,051
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	261,297
Celgene Corp. Senior Notes 3.45% due 11/15/2027	500,000	499,627
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	258,553
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	266,636

		1,536,164

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	250,727

Medical-Hospitals — 0.5%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	533,750
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	517,500

		1,051,250

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	272,934

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	543,750

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	467,500
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	220,000

		687,500

Oil Companies-Exploration & Production — 0.3%
W&T Offshore, Inc. Sec. Notes 10.00% due 06/15/2021*(7)	161,787	124,576
W&T Offshore, Inc. Sec. Notes 10.75% due 05/15/2020*(7)	180,624	171,141
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	256,563

		552,280

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing — 0.1%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	$250,000	$265,709

Oil-Field Services — 0.3%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	500,000

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	767,812

Pipelines — 1.5%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	247,209
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	253,571
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	312,046
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	619,335
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	508,437
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	506,850
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	258,524
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	250,000	261,250

		2,967,222

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	200,842
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	265,470
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	267,695
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	262,731
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	266,780
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	259,067

28

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	$500,000	$508,735
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	263,606
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	252,978

		2,547,904

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	263,674

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(8)(9)	125,000	0

Steel-Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	810,465

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	525,000

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	538,440

Telephone-Integrated — 0.2%
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	261,563
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022	200,000	201,218

		462,781

Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	272,187

Total U.S. Corporate Bonds & Notes (cost $38,332,254)		39,557,102

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Banks-Commercial — 0.1%
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	252,990

Diversified Banking Institutions — 0.1%
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	250,000	253,978

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	$413,000	$411,096

Electric-Integrated — 0.2%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	252,657
TransAlta Corp. Senior Notes 6.90% due 05/15/2018	200,000	203,101

		455,758

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	264,541

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	773,280
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	511,719

		1,284,999

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	226,250

Total Foreign Corporate Bonds & Notes (cost $3,078,435)		3,149,612

U.S. GOVERNMENT AGENCIES — 9.4%
Federal Home Loan Mtg. Corp. — 2.4%
2.00% due 02/01/2028	158,777	155,447
3.00% due 04/01/2035	58,535	59,566
3.00% due 09/01/2035	75,206	76,529
3.00% due 10/01/2042	314,975	316,688
3.00% due 05/01/2043	130,770	131,538
3.00% due 07/01/2045	165,149	165,697
3.00% due 01/01/2047	112,706	113,342
3.50% due 07/01/2042	116,630	120,360
3.50% due 10/01/2042	118,280	122,226
3.50% due 08/01/2043	191,125	197,756
3.50% due 02/01/2044	181,977	187,486
3.50% due 08/01/2045	231,196	239,469
3.50% due 07/01/2046	86,597	89,696
3.50% due 01/01/2047	236,733	244,748
4.00% due 10/01/2045	210,860	223,642
4.00% due 08/01/2047	219,845	233,166
4.50% due 11/01/2043	119,109	129,339
5.00% due 01/01/2034	56,859	61,694
5.00% due 04/01/2035	50,629	54,936
5.50% due 01/01/2018	526	526
6.00% due 05/01/2031	11,957	13,551
6.00% due 09/01/2032	6,089	6,801
7.50% due 12/01/2030	13,373	13,870
7.50% due 01/01/2031	18,972	20,428
7.50% due 02/01/2031	1,954	2,163

29

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC VRS Series 4503, Class SA 1.81% due 02/15/2042(3)(4)(10)	$530,473	$28,903
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(3)	116,319	114,085
Series 4033, Class ED 2.50% due 10/15/2036(3)	163,300	163,100
Series 4097, Class HI 3.00% due 08/15/2027(3)(10)	777,528	74,932
Series 4579, Class BA 3.00% due 01/15/2043(3)	124,159	124,950
Series 4121, Class HI 3.50% due 10/15/2027(3)(10)	613,845	63,558
Series 4343, Class DI 3.50% due 08/15/2040(3)(10)	339,678	38,817
Series 4121, Class UI 3.50% due 10/15/2042(3)(10)	442,943	88,306
Series 4650, Class CA 3.50% due 05/15/2043(3)	49,432	50,877
Series 4648, Class E 3.50% due 08/15/2043(3)	85,146	86,944
Series 4673, Class NT 3.50% due 09/15/2043(3)	120,000	121,749
Series 3924, Class LB 4.00% due 05/15/2039(3)	200,000	208,062
Series 4135, Class DI 4.00% due 11/15/2042(3)(10)	278,657	43,734
Series 2015-4440, Class ZX 4.00% due 01/15/2045(3)	111,979	119,173
Series 4463, Class ZA 4.00% due 04/15/2045(3)	55,618	59,532
Federal Home Loan Mtg. Corp. STRIPS VRS Series 328, Class S4 1.99% due 02/15/2038(3)(4)(10)(11)	1,727,381	111,926
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(3)	107,839	114,572
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K071, Class A2 3.29% due 11/25/2050(2)	100,000	103,302

		4,697,186

Federal National Mtg. Assoc. — 5.7%
1.50% due 02/28/2020	750,000	742,217
2.00% due 01/05/2022	500,000	496,707
2.00% due 01/01/2031	76,094	74,616
2.50% due 06/01/2027	134,508	135,181
2.50% due 08/01/2028	154,176	154,900
2.50% due 09/01/2028	189,422	190,312
3.00% due 04/01/2027	41,401	42,284
3.00% due 05/01/2029	55,633	56,894
3.00% due 03/01/2030	118,455	121,124
3.00% due 08/01/2031	170,120	173,816
3.00% due 10/01/2042	119,348	119,993
3.00% due 11/01/2042	196,389	197,794
3.00% due 12/01/2042	276,114	277,987

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due 02/01/2043	$105,728	$106,721
3.00% due 04/01/2043	162,138	162,387
3.00% due 06/01/2043	195,780	197,180
3.00% due 08/01/2043	157,866	158,995
3.00% due 07/01/2046	231,295	231,837
3.00% due 12/01/2046	329,732	330,911
3.50% due 08/01/2031	85,059	88,511
3.50% due 01/01/2036	180,773	188,099
3.50% due 09/01/2042	125,614	129,915
3.50% due 11/01/2042	170,363	176,197
3.50% due 02/01/2043	60,915	63,134
3.50% due 05/01/2043	137,459	142,469
3.50% due 11/01/2044	143,569	148,795
3.50% due 03/01/2045	142,197	146,881
3.50% due 06/01/2045	76,731	79,513
3.50% due 09/01/2045	76,789	79,405
3.50% due 11/01/2045	168,935	174,859
3.50% due 03/01/2046	110,262	114,258
3.50% due 04/01/2046	171,577	177,795
3.50% due 03/01/2047	166,843	172,957
3.50% due 10/01/2047	98,900	101,604
4.00% due 09/01/2040	158,289	167,482
4.00% due 12/01/2040	123,311	131,004
4.00% due 08/01/2043	295,056	313,588
4.00% due 10/01/2043	59,723	63,313
4.00% due 04/01/2044	265,720	282,360
4.00% due 08/01/2044	135,015	143,489
4.00% due 10/01/2044	183,179	192,918
4.00% due 12/01/2044	108,320	115,258
4.00% due 09/01/2045	81,876	87,109
4.00% due 05/01/2046	206,634	219,203
4.00% due 07/01/2047	96,024	102,166
4.00% due 10/01/2047	99,398	105,552
4.50% due 03/01/2041	194,221	209,179
4.50% due 11/01/2041	126,553	137,508
4.50% due 09/01/2043	368,902	401,057
4.50% due 12/01/2044	174,497	189,686
4.50% due 11/01/2045	195,818	212,329
5.00% due 02/01/2040	141,629	155,978
5.00% due 07/01/2041	172,071	189,464
5.00% due 02/01/2044	163,310	179,867
6.00% due 08/01/2018	94	105
6.00% due 05/01/2031	5,548	6,263
6.00% due 04/01/2032	9,782	10,932
6.50% due 06/01/2019	1,391	1,541
6.50% due 09/01/2024	10,816	11,989
6.50% due 09/01/2025	2,433	2,696
6.50% due 11/01/2025	3,429	3,801
6.50% due 05/01/2026	9,964	11,045
6.50% due 11/01/2027	270	299
6.50% due 01/01/2032	3,178	3,523
7.00% due 05/01/2029	4,400	4,875
7.00% due 09/01/2029	5,123	5,206
7.00% due 01/01/2031	1,963	2,063
7.50% due 01/01/2031	5,379	5,711
7.50% due 02/01/2031	1,377	1,413
Federal National Mtg. Assoc. REMIC VRS
Series 2016-30, Class AS 1.71% due 05/25/2046(3)(4)(10)	651,281	29,359
Series 2016-40, Class KS 1.72% due 07/25/2056(3)(4)(10)	615,332	36,922

30

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2015-22, Class AS 1.72% due 04/25/2045(3)(4)(10)	$492,747	$25,682
Series 2015-38, Class AS 1.80% due 06/25/2045(3)(4)(10)	520,491	31,079
Federal National Mtg. Assoc. REMIC
Series 2015-91, Class AS 1.83% due 12/25/2045(3)(10)	1,926,321	99,794
Series 2012-122, Class AD 2.00% due 02/25/2040(3)	46,151	45,293
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(10)	443,648	36,404
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(10)	379,088	50,142
Series 2016-92, Class A 3.00% due 04/25/2042(3)	92,691	92,621
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	69,877	70,560
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	229,545	231,123
Series 2012-149, Class IC 3.50% due 01/25/2028(3)(10)	337,366	35,613
Series 2016-30, Class IL 3.50% due 04/25/2034(3)(10)	829,750	112,726
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(10)	501,739	80,592
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	208,720
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	60,737
Series 2015-12, Class BY 4.00% due 03/25/2045(3)	100,000	108,961
Series 2017-22, Class DZ 4.00% due 04/25/2047(3)	72,128	76,294
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(10)	423,539	100,249
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	77,342	87,743

		11,246,834

Government National Mtg. Assoc. — 1.3%
3.00% due 11/15/2042	259,278	262,419
3.00% due 02/15/2043	186,532	188,792
3.50% due 09/15/2042	145,975	151,391
3.50% due 05/15/2043	74,550	77,586
3.50% due 09/20/2045	141,936	147,282
3.50% due 06/20/2046	179,252	185,902
4.00% due 10/20/2044	163,442	171,846
4.50% due 05/15/2039	44,553	47,069
5.50% due 07/20/2033	86,359	95,724
6.00% due 07/20/2033	59,318	67,163
6.50% due 12/15/2023	8,578	9,516
6.50% due 03/20/2027	473	476
6.50% due 04/20/2027	6,654	6,926
7.00% due 12/15/2022	1,803	1,808
7.00% due 05/15/2023	404	405
7.00% due 12/15/2023	2,116	2,288
7.00% due 04/15/2028	9,583	9,830
7.50% due 08/15/2030	12,540	12,770
7.50% due 09/15/2030	4,066	4,205
7.50% due 11/15/2030	16,968	17,866
7.50% due 01/15/2031	10,042	11,097

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2017-157, Class IO 0.57% due 12/16/2059(2)(4)(10)	$997,565	$61,558
Series 2013-101, Class IO 0.68% due 10/16/2054(2)(4)(10)	2,254,792	77,413
Series 2015-136, Class IO 0.68% due 08/16/2055(2)(4)(10)	870,915	46,814
Series 2013-57, Class IO 0.73% due 06/16/2054(2)(4)(10)	2,398,342	80,196
Series 2013-30, Class IO 0.81% due 09/16/2053(2)(4)(10)	1,447,697	62,735
Series 2012-139, Class IO 0.82% due 02/16/2053(2)(4)(10)	3,641,077	185,282
Series 2014-135, Class IO 0.83% due 01/16/2056(2)(4)(10)	711,688	35,346
Series 2013-80, Class IO 0.84% due 03/16/2052(2)(4)(10)	1,435,621	80,406
Series 2013-68, Class IO 0.88% due 02/16/2046(2)(4)(10)	1,086,779	49,482
Series 2013-40, Class IO 0.89% due 06/16/2054(2)(4)(10)	1,114,813	47,396
Series 2014-69, Class WI 1.01% due 09/20/2037(3)(4)(10)	1,045,605	43,873
Government National Mtg. Assoc. REMIC
Series 2017-190, Class AD 2.60% due 03/16/2060(2)	100,000	97,556
Series 2017-56, Class NZ 3.00% due 04/20/2047(3)	51,009	45,662
Series 2015-63, Class ZB 3.25% due 05/20/2045(3)	87,411	90,579
Series 2012-3, Class LA 3.50% due 03/20/2038(3)	74,517	75,715
Series 2017-45, Class KI 4.00% due 10/20/2043(3)(10)	793,735	110,151
Series 2016-81, Class IN 4.00% due 04/20/2046(3)(10)	268,182	53,369

		2,715,894

Total U.S. Government Agencies (cost $19,243,224)		18,659,914

U.S. GOVERNMENT TREASURIES — 0.7%
United States Treasury Bonds — 0.5%
2.25% due 08/15/2046	250,000	225,518
3.00% due 11/15/2044	250,000	262,588
4.25% due 11/15/2040	165,000	209,550
4.50% due 02/15/2036	50,000	64,369
5.25% due 11/15/2028	140,000	177,598
6.25% due 08/15/2023	80,000	96,900

		1,036,523

United States Treasury Notes — 0.2%
1.50% due 08/15/2026	250,000	232,597
2.13% due 12/31/2022	80,000	79,669
3.13% due 05/15/2021	100,000	103,469

		415,735

Total U.S. Government Treasuries (cost $1,494,388)		1,452,258

31

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS (12)(13)(14) — 0.4%
Applications Software — 0.3%
Landslide Holdings, Inc. FRS 2nd Lien 10.57% (1 ML + 9.00%) due 01/20/2025	$500,000	$477,187

Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 5.38% (3 ML + 4.00%) due 10/31/2024	250,000	252,917

Total Loans (cost $742,135)		730,104

Total Long-Term Investment Securities (cost $173,368,181)		194,346,918

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $2,101,047 collateralized by $2,045,000 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2019 and having an approximate value of $2,146,596 (cost $2,101,000)	2,101,000	2,101,000

TOTAL INVESTMENTS (cost $175,469,181)(15)	99.5%	196,447,918
Other assets less liabilities	0.5	1,012,990

NET ASSETS	100.0%	$197,460,908

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $8,982,295 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security in default of interest
(6)	Company has filed for bankruptcy protection.
(7)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(8)	Securities classified as Level 3 (see Note 2).
(9)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(10)	Interest Only
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2017.

(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(15)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

Currency Legend

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2017 and unless noted otherwise, the dates are the original maturity dates

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

32

Anchor Series Trust SA Edge Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$111,893,825	$25,818	**	$—	$111,919,643
Exchange-Traded Funds	8,846,832	—		—	8,846,832
Preferred Securities/Capital Securities	—	1,554,625		—	1,554,625
Asset Backed Securities	—	8,476,828		—	8,476,828
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—		0	0
Other Industries	—	39,557,102		—	39,557,102
Foreign Corporate Bonds & Notes	—	3,149,612		—	3,149,612
U.S. Government Agencies	—	18,659,914		—	18,659,914
U.S. Government Treasuries	—	1,452,258		—	1,452,258
Loans	—	730,104		—	730,104
Repurchase Agreements	—	2,101,000		—	2,101,000

Total Investments at Value	$120,740,657	$75,707,261		$0	$196,447,918

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

33

Anchor Series Trust SA Wellington Growth and Income Portfolio#

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.2%
Medical-Drugs	4.0
Web Portals/ISP	3.9
Banks-Super Regional	3.9
Oil Companies-Exploration & Production	3.7
Computers	3.5
Internet Content-Entertainment	3.1
Medical-HMO	3.1
E-Commerce/Products	3.0
Diagnostic Equipment	3.0
Commercial Services-Finance	2.9
Applications Software	2.7
Finance-Credit Card	2.5
Retail-Discount	2.5
Chemicals-Diversified	2.4
Insurance-Multi-line	2.4
Aerospace/Defense	2.3
Telephone-Integrated	2.1
Diversified Manufacturing Operations	2.0
Medical Instruments	1.8
Apparel Manufacturers	1.8
Cable/Satellite TV	1.8
Athletic Footwear	1.7
Electric-Integrated	1.7
Electronic Components-Semiconductors	1.6
Medical Products	1.5
Beverages-Non-alcoholic	1.4
Tobacco	1.4
E-Commerce/Services	1.4
Repurchase Agreements	1.3
Banks-Commercial	1.3
Cosmetics & Toiletries	1.3
Electric Products-Misc.	1.2
Web Hosting/Design	1.2
Finance-Consumer Loans	1.1
Textile-Home Furnishings	1.1
Hotels/Motels	1.1
Tools-Hand Held	1.1
Medical Labs & Testing Services	1.0
Computers-Memory Devices	1.0
Semiconductor Equipment	0.9
Oil-Field Services	0.9
Industrial Automated/Robotic	0.9
Retail-Restaurants	0.8
Building & Construction Products-Misc.	0.8
Containers-Metal/Glass	0.8
Investment Management/Advisor Services	0.8
Transport-Truck	0.8
Semiconductor Components-Integrated Circuits	0.8
Coatings/Paint	0.7
Enterprise Software/Service	0.7
E-Services/Consulting	0.6
Machinery-Pumps	0.6
Insurance-Property/Casualty	0.6
Machinery-General Industrial	0.5
Food-Misc./Diversified	0.3

100.5%

#	See Note 1
*	Calculated as a percentage of net assets

34

Anchor Series Trust SA Wellington Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Aerospace/Defense — 2.3%
Boeing Co.	11,221	$3,309,185
General Dynamics Corp.	6,969	1,417,843

		4,727,028

Apparel Manufacturers — 1.8%
Under Armour, Inc., Class C†	84,967	1,131,760
VF Corp.	34,327	2,540,198

		3,671,958

Applications Software — 2.7%
Microsoft Corp.	46,227	3,954,257
salesforce.com, Inc.†	15,673	1,602,251

		5,556,508

Athletic Footwear — 1.7%
NIKE, Inc., Class B	54,404	3,402,970

Banks-Commercial — 1.3%
M&T Bank Corp.	7,049	1,205,309
SVB Financial Group†	5,778	1,350,723

		2,556,032

Banks-Super Regional — 3.9%
Capital One Financial Corp.	25,621	2,551,339
Fifth Third Bancorp	36,840	1,117,726
PNC Financial Services Group, Inc.	28,652	4,134,197

		7,803,262

Beverages-Non-alcoholic — 1.4%
Monster Beverage Corp.†	45,172	2,858,936

Building & Construction Products-Misc. — 0.8%
Fortune Brands Home & Security, Inc.	24,571	1,681,639

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	91,119	3,649,316

Chemicals-Diversified — 2.4%
DowDuPont, Inc.	37,051	2,638,772
PPG Industries, Inc.	19,535	2,282,079

		4,920,851

Coatings/Paint — 0.7%
Sherwin-Williams Co.	3,356	1,376,094

Commercial Services-Finance — 2.9%
Equifax, Inc.	8,881	1,047,248
FleetCor Technologies, Inc.†	8,981	1,728,214
Global Payments, Inc.	18,950	1,899,548
IHS Markit, Ltd.†	27,610	1,246,591

		5,921,601

Computers — 3.5%
Apple, Inc.	42,001	7,107,829

Computers-Memory Devices — 1.0%
NetApp, Inc.	35,624	1,970,720

Containers-Metal/Glass — 0.8%
Crown Holdings, Inc.†	29,841	1,678,556

Cosmetics & Toiletries — 1.3%
Estee Lauder Cos., Inc., Class A	20,055	2,551,798

Diagnostic Equipment — 3.0%
Abbott Laboratories	38,571	2,201,247
Danaher Corp.	15,587	1,446,785

Security Description	Shares	Value (Note 2)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc.	12,807	$2,431,793

		6,079,825

Diversified Banking Institutions — 7.2%
Bank of America Corp.	197,879	5,841,388
Goldman Sachs Group, Inc.	11,176	2,847,198
JPMorgan Chase & Co.	55,068	5,888,972

		14,577,558

Diversified Manufacturing Operations — 2.0%
Eaton Corp. PLC	23,850	1,884,389
Illinois Tool Works, Inc.	12,919	2,155,535

		4,039,924

E-Commerce/Products — 3.0%
Amazon.com, Inc.†	3,802	4,446,325
eBay, Inc.†	44,339	1,673,354

		6,119,679

E-Commerce/Services — 1.4%
Priceline Group, Inc.†	1,617	2,809,926

E-Services/Consulting — 0.6%
CDW Corp.	17,529	1,218,090

Electric Products-Misc. — 1.2%
AMETEK, Inc.	34,146	2,474,561

Electric-Integrated — 1.7%
American Electric Power Co., Inc.	23,451	1,725,290
NextEra Energy, Inc.	10,476	1,636,247

		3,361,537

Electronic Components-Semiconductors — 1.6%
IPG Photonics Corp.†	4,000	856,520
Micron Technology, Inc.†	34,258	1,408,689
NVIDIA Corp.	5,523	1,068,700

		3,333,909

Enterprise Software/Service — 0.7%
Workday, Inc., Class A†	13,085	1,331,268

Finance-Consumer Loans — 1.1%
Synchrony Financial	58,084	2,242,623

Finance-Credit Card — 2.5%
Mastercard, Inc., Class A	33,627	5,089,783

Food-Misc./Diversified — 0.3%
Blue Buffalo Pet Products, Inc.†	21,100	691,869

Hotels/Motels — 1.1%
Hilton Worldwide Holdings, Inc.	27,023	2,158,057

Industrial Automated/Robotic — 0.9%
Nordson Corp.	12,036	1,762,070

Insurance-Multi-line — 2.4%
Allstate Corp.	23,536	2,464,455
Chubb, Ltd.	16,235	2,372,420

		4,836,875

Insurance-Property/Casualty — 0.6%
XL Group, Ltd.	31,868	1,120,479

Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	27,673	4,883,178
Netflix, Inc.†	7,247	1,391,134

		6,274,312

35

Anchor Series Trust SA Wellington Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	3,267	$1,678,291

Machinery-General Industrial — 0.5%
Middleby Corp.†	7,625	1,028,994

Machinery-Pumps — 0.6%
Gardner Denver Holdings, Inc.†	35,457	1,203,056

Medical Instruments — 1.8%
Boston Scientific Corp.†	55,002	1,363,500
Medtronic PLC	28,643	2,312,922

		3,676,422

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	12,735	2,031,360

Medical Products — 1.5%
Baxter International, Inc.	29,034	1,876,758
Hologic, Inc.†	29,447	1,258,859

		3,135,617

Medical-Drugs — 4.0%
Allergan PLC	11,025	1,803,470
Bristol-Myers Squibb Co.	34,562	2,117,959
Eli Lilly & Co.	23,876	2,016,567
Merck & Co., Inc.	39,144	2,202,633

		8,140,629

Medical-HMO — 3.1%
Aetna, Inc.	12,509	2,256,498
UnitedHealth Group, Inc.	18,110	3,992,531

		6,249,029

Oil Companies-Exploration & Production — 3.7%
Concho Resources, Inc.†	10,988	1,650,617
Continental Resources, Inc.†	8,300	439,651
EOG Resources, Inc.	20,795	2,243,989
Newfield Exploration Co.†	40,568	1,279,109
Pioneer Natural Resources Co.	10,725	1,853,816

		7,467,182

Oil-Field Services — 0.9%
Halliburton Co.	36,831	1,799,931

Retail-Discount — 2.5%
Costco Wholesale Corp.	13,336	2,482,096
Dollar Tree, Inc.†	23,190	2,488,519

		4,970,615

Retail-Restaurants — 0.8%
Starbucks Corp.	29,650	1,702,800

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	23,920	1,531,358

Semiconductor Equipment — 0.9%
Lam Research Corp.	10,088	1,856,898

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated — 2.1%
Verizon Communications, Inc.	79,593	4,212,858

Textile-Home Furnishings — 1.1%
Mohawk Industries, Inc.†	7,839	2,162,780

Tobacco — 1.4%
Altria Group, Inc.	39,535	2,823,194

Security Description	Shares/ Principal Amount	Value (Note 2)
Tools-Hand Held — 1.1%
Snap-on, Inc.	12,274	$2,139,358

Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	13,332	1,532,913

Web Hosting/Design — 1.2%
GoDaddy, Inc., Class A†	48,673	2,447,278

Web Portals/ISP — 3.9%
Alphabet, Inc., Class A†	5,182	5,458,719
Alphabet, Inc., Class C†	2,290	2,396,256

		7,854,975

Total Long-Term Investment Securities (cost $150,703,067)		200,602,981

REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$390,000	390,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	435,000	435,000
BNP Paribas SA Joint Repurchase Agreement(3)	755,000	755,000
Deutsche Bank AG Joint Repurchase Agreement(3)	285,000	285,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	695,000	695,000

Total Repurchase Agreements (cost $2,560,000)		2,560,000

TOTAL INVESTMENTS (cost $153,263,067)(4)	100.5%	203,162,981
Liabilities in excess of other assets	(0.5)	(1,073,933)

NET ASSETS	100.0%	$202,089,048

#	See Note 1
†	Non-income producing security
(1)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 2).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

36

Anchor Series Trust SA Wellington Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	200,602,981	—	—	200,602,981
Repurchase Agreements	—	2,560,000	—	2,560,000

Total Investments at Value	$200,602,981	$2,560,000	$0	$203,162,981

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

37

Anchor Series Trust SA Wellington Growth Portfolio#

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Medical-Drugs	4.0%
Banks-Super Regional	3.9
Real Estate Investment Trusts	3.6
Finance-Credit Card	3.1
Insurance-Multi-line	3.0
E-Commerce/Services	2.7
Applications Software	2.7
Commercial Services-Finance	2.6
Oil Companies-Exploration & Production	2.6
Transport-Rail	2.6
Computer Services	2.5
Beverages-Non-alcoholic	2.3
Medical-Wholesale Drug Distribution	2.3
Cosmetics & Toiletries	2.1
Athletic Footwear	2.1
Medical-Biomedical/Gene	2.1
Diversified Banking Institutions	1.8
Insurance Brokers	1.7
Medical Instruments	1.7
Semiconductor Components-Integrated Circuits	1.6
Electric-Integrated	1.6
Beverages-Wine/Spirits	1.6
Retail-Restaurants	1.5
Transport-Services	1.4
Retail-Major Department Stores	1.4
Exchange-Traded Funds	1.4
Web Portals/ISP	1.4
Apparel Manufacturers	1.3
E-Commerce/Products	1.3
Medical Products	1.2
Repurchase Agreements	1.2
Casino Hotels	1.2
Medical-HMO	1.1
Retail-Discount	1.1
Commercial Services	1.1
Medical-Generic Drugs	1.0
Airlines	1.0
Electronic Measurement Instruments	1.0
Investment Management/Advisor Services	1.0
Chemicals-Diversified	0.9
Telephone-Integrated	0.9
Insurance-Property/Casualty	0.9
Tobacco	0.9
Finance-Investment Banker/Broker	0.8
Web Hosting/Design	0.7
Steel-Producers	0.7
E-Services/Consulting	0.7
Office Furnishings-Original	0.7
Containers-Paper/Plastic	0.7
Food-Retail	0.7
Instruments-Controls	0.6
Retail-Automobile	0.6
Retail-Apparel/Shoe	0.6
Industrial Gases	0.6
Aerospace/Defense	0.6
Internet Content-Entertainment	0.6
Enterprise Software/Service	0.6
Independent Power Producers	0.5
Insurance-Life/Health	0.5
Oil-Field Services	0.5
Insurance-Reinsurance	0.5

Diversified Manufacturing Operations	0.5%
Non-Hazardous Waste Disposal	0.5
Computers-Memory Devices	0.4
Semiconductor Equipment	0.4
Retail-Drug Store	0.4
Computers	0.4
Electronic Forms	0.4
Auto-Cars/Light Trucks	0.4
Electronic Components-Semiconductors	0.4
Building Products-Doors & Windows	0.4
Food-Confectionery	0.4
Food-Misc./Diversified	0.3
Tools-Hand Held	0.3
Building Products-Cement	0.3
Gas-Distribution	0.3
Diagnostic Equipment	0.3
Multimedia	0.3
Banks-Commercial	0.3
Data Processing/Management	0.3
Building Products-Air & Heating	0.3
Oil Refining & Marketing	0.3
Finance-Consumer Loans	0.2
Hotels/Motels	0.2
Human Resources	0.2
Coatings/Paint	0.2
Industrial Automated/Robotic	0.2
Medical-Hospitals	0.2
Telecom Equipment-Fiber Optics	0.2
Steel Pipe & Tube	0.2
Networking Products	0.2
Disposable Medical Products	0.2
Satellite Telecom	0.2
Garden Products	0.2
Metal-Copper	0.2
Transport-Truck	0.2
Chemicals-Specialty	0.2
Machinery-General Industrial	0.2

100.4%

#	See Note 1
*	Calculated as a percentage of net assets

38

Anchor Series Trust SA Wellington Growth Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Aerospace/Defense — 0.6%
Lockheed Martin Corp.	7,500	$2,407,875

Airlines — 1.0%
Alaska Air Group, Inc.	36,754	2,701,787
Delta Air Lines, Inc.	25,400	1,422,400

		4,124,187

Apparel Manufacturers — 1.3%
Carter’s, Inc.	8,948	1,051,300
Global Brands Group Holding, Ltd.†	4,668,000	381,721
Under Armour, Inc., Class A†	68,000	981,240
Under Armour, Inc., Class C†	88,046	1,172,773
VF Corp.	21,874	1,618,676

		5,205,710

Applications Software — 2.7%
Microsoft Corp.	76,927	6,580,336
salesforce.com, Inc.†	11,593	1,185,152
ServiceNow, Inc.†	23,104	3,012,531

		10,778,019

Athletic Footwear — 2.1%
NIKE, Inc., Class B	134,323	8,401,904

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	38,860	1,592,871

Banks-Commercial — 0.3%
Bank of the Ozarks	23,500	1,138,575

Banks-Super Regional — 3.9%
Capital One Financial Corp.	8,641	860,471
PNC Financial Services Group, Inc.	67,045	9,673,923
Wells Fargo & Co.	79,966	4,851,537

		15,385,931

Beverages-Non-alcoholic — 2.3%
Coca-Cola Co.	106,894	4,904,297
Monster Beverage Corp.†	68,826	4,355,997

		9,260,294

Beverages-Wine/Spirits — 1.6%
Constellation Brands, Inc., Class A	6,066	1,386,505
Diageo PLC	133,913	4,900,994

		6,287,499

Building Products-Air & Heating — 0.3%
Lennox International, Inc.	4,855	1,011,102

Building Products-Cement — 0.3%
CRH PLC	34,825	1,248,148

Building Products-Doors & Windows — 0.4%
Sanwa Holdings Corp.	103,800	1,429,287

Casino Hotels — 1.2%
Las Vegas Sands Corp.	22,507	1,564,011
Wynn Resorts, Ltd.	18,520	3,122,287

		4,686,298

Chemicals-Diversified — 0.9%
Celanese Corp., Series A	20,881	2,235,937
PPG Industries, Inc.	11,824	1,381,280

		3,617,217

Chemicals-Specialty — 0.2%
Cabot Corp.	10,700	659,013

Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,298	$942,272

Commercial Services — 1.1%
CoStar Group, Inc.†	10,153	3,014,933
Ecolab, Inc.	8,850	1,187,493

		4,202,426

Commercial Services-Finance — 2.6%
Equifax, Inc.	3,860	455,171
FleetCor Technologies, Inc.†	16,926	3,257,070
Global Payments, Inc.	29,254	2,932,421
IHS Markit, Ltd.†	18,375	829,631
TransUnion†	54,830	3,013,457

		10,487,750

Computer Services — 2.5%
Accenture PLC, Class A	27,357	4,188,083
Amdocs, Ltd.	13,965	914,428
Genpact, Ltd.	149,372	4,741,068

		9,843,579

Computers — 0.4%
Apple, Inc.	10,144	1,716,669

Computers-Memory Devices — 0.4%
Western Digital Corp.	22,518	1,790,857

Containers-Paper/Plastic — 0.7%
Packaging Corp. of America	23,081	2,782,415

Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	74,754	5,640,189
Coty, Inc., Class A	85,363	1,697,870
Estee Lauder Cos., Inc., Class A	8,486	1,079,759

		8,417,818

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	9,131	1,081,202

Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	6,309	1,197,953

Disposable Medical Products — 0.2%
STERIS PLC	8,960	783,731

Diversified Banking Institutions — 1.8%
Citigroup, Inc.	60,578	4,507,609
JPMorgan Chase & Co.	25,599	2,737,557

		7,245,166

Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	11,350	695,528
Eaton Corp. PLC	15,607	1,233,109

		1,928,637

E-Commerce/Products — 1.3%
Alibaba Group Holding, Ltd. ADR†	12,745	2,197,621
Amazon.com, Inc.†	1,151	1,346,060
Delivery Hero AG†*	38,730	1,531,911

		5,075,592

E-Commerce/Services — 2.7%
Expedia, Inc.	30,096	3,604,598
Just Eat PLC†	176,709	1,853,741
Priceline Group, Inc.†	1,548	2,690,021
Zillow Group, Inc., Class A†	68,278	2,781,646

		10,930,006

39

Anchor Series Trust SA Wellington Growth Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Services/Consulting — 0.7%
CDW Corp.	41,297	$2,869,729

Electric-Integrated — 1.6%
Edison International	27,954	1,767,811
Exelon Corp.	57,373	2,261,070
Iberdrola SA	137,917	1,067,291
OGE Energy Corp.	40,299	1,326,240

		6,422,412

Electronic Components-Semiconductors — 0.4%
NVIDIA Corp.	2,362	457,047
Silicon Motion Technology Corp. ADR	18,658	988,128

		1,445,175

Electronic Forms — 0.4%
Adobe Systems, Inc.†	9,294	1,628,681

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	38,501	2,578,412
Keysight Technologies, Inc.†	32,838	1,366,061

		3,944,473

Enterprise Software/Service — 0.6%
Atlassian Corp. PLC, Class A†	49,774	2,265,713

Finance-Consumer Loans — 0.2%
SLM Corp.†	88,071	995,202

Finance-Credit Card — 3.1%
American Express Co.	67,112	6,664,893
Mastercard, Inc., Class A	13,998	2,118,737
Visa, Inc., Class A	31,279	3,566,432

		12,350,062

Finance-Investment Banker/Broker — 0.8%
TD Ameritrade Holding Corp.	60,086	3,072,197

Food-Confectionery — 0.4%
Hostess Brands, Inc.†	40,390	598,176
Simply Good Foods Co.†	57,276	816,756

		1,414,932

Food-Misc./Diversified — 0.3%
Blue Buffalo Pet Products, Inc.†	11,600	380,364
Campbell Soup Co.	18,763	902,688

		1,283,052

Food-Retail — 0.7%
Kroger Co.	95,335	2,616,946

Garden Products — 0.2%
Toro Co.	10,708	698,483

Gas-Distribution — 0.3%
Sempra Energy	11,427	1,221,775

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	12,242	977,646

Human Resources — 0.2%
AMN Healthcare Services, Inc.†	19,449	957,863

Independent Power Producers — 0.5%
NRG Energy, Inc.	75,245	2,142,978

Industrial Automated/Robotic — 0.2%
Nordson Corp.	6,376	933,446

Security Description	Shares	Value (Note 2)
Industrial Gases — 0.6%
Praxair, Inc.	15,845	$2,450,905

Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	4,151	2,571,628

Insurance Brokers — 1.7%
Arthur J. Gallagher & Co.	50,601	3,202,031
Marsh & McLennan Cos., Inc.	42,738	3,478,446

		6,680,477

Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc.†	8,957	525,239
Principal Financial Group, Inc.	14,816	1,045,417
Unum Group	9,715	533,256

		2,103,912

Insurance-Multi-line — 3.0%
Chubb, Ltd.	50,530	7,383,949
MetLife, Inc.	90,126	4,556,770

		11,940,719

Insurance-Property/Casualty — 0.9%
Lancashire Holdings, Ltd.	69,832	642,643
XL Group, Ltd.	81,637	2,870,357

		3,513,000

Insurance-Reinsurance — 0.5%
RenaissanceRe Holdings, Ltd.	15,440	1,939,110

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	12,926	2,280,922

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	7,584	3,895,977

Machinery-General Industrial — 0.2%
Middleby Corp.†	4,561	615,507

Medical Instruments — 1.7%
Medtronic PLC	57,846	4,671,064
Teleflex, Inc.	7,734	1,924,374

		6,595,438

Medical Products — 1.2%
Baxter International, Inc.	61,119	3,950,732
West Pharmaceutical Services, Inc.	8,898	877,966

		4,828,698

Medical-Biomedical/Gene — 2.1%
Alnylam Pharmaceuticals, Inc.†	18,185	2,310,404
BeiGene, Ltd. ADR†	16,156	1,578,764
Biogen, Inc.†	3,557	1,133,154
Ionis Pharmaceuticals, Inc.†	51,024	2,566,507
Regeneron Pharmaceuticals, Inc.†	1,725	648,531

		8,237,360

Medical-Drugs — 4.0%
Alkermes PLC†	51,626	2,825,491
Allergan PLC	14,430	2,360,459
Bristol-Myers Squibb Co.	125,600	7,696,768
Eli Lilly & Co.	8,963	757,015
Merck & Co., Inc.	42,174	2,373,131

		16,012,864

Medical-Generic Drugs — 1.0%
Mylan NV†	55,534	2,349,643

40

Anchor Series Trust SA Wellington Growth Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Generic Drugs (continued)
Teva Pharmaceutical Industries, Ltd. ADR	96,186	$1,822,725

		4,172,368

Medical-HMO — 1.1%
Aetna, Inc.	8,885	1,602,765
UnitedHealth Group, Inc.	13,359	2,945,125

		4,547,890

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	25,680	887,501

Medical-Wholesale Drug Distribution — 2.3%
Cardinal Health, Inc.	58,617	3,591,464
McKesson Corp.	36,234	5,650,692

		9,242,156

Metal-Copper — 0.2%
Southern Copper Corp.	14,454	685,842

Multimedia — 0.3%
Walt Disney Co.	10,683	1,148,529

Networking Products — 0.2%
Cisco Systems, Inc.	20,870	799,321

Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	25,544	1,812,091

Office Furnishings-Original — 0.7%
Herman Miller, Inc.	35,944	1,439,557
Steelcase, Inc., Class A	90,828	1,380,586

		2,820,143

Oil Companies-Exploration & Production — 2.6%
Anadarko Petroleum Corp.	36,091	1,935,921
Canadian Natural Resources, Ltd.	44,289	1,582,003
Cimarex Energy Co.	13,730	1,675,197
Diamondback Energy, Inc.†	9,796	1,236,745
Hess Corp.	16,470	781,831
Laredo Petroleum, Inc.†	81,506	864,779
Marathon Oil Corp.	56,539	957,205
Pioneer Natural Resources Co.	6,212	1,073,744
Southwestern Energy Co.†	66,432	370,691

		10,478,116

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	19,579	1,002,836

Oil-Field Services — 0.5%
Halliburton Co.	40,224	1,965,747

Real Estate Investment Trusts — 3.6%
American Tower Corp.	8,502	1,212,980
Columbia Property Trust, Inc.	50,454	1,157,919
Education Realty Trust, Inc.	32,153	1,122,783
Host Hotels & Resorts, Inc.	98,872	1,962,609
Public Storage	23,847	4,984,023
Simon Property Group, Inc.	5,933	1,018,933
STORE Capital Corp.	83,412	2,172,049
Taubman Centers, Inc.	9,923	649,262

		14,280,558

Retail-Apparel/Shoe — 0.6%
L Brands, Inc.	18,895	1,137,857

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe (continued)
Tapestry, Inc.	30,495	$1,348,794

		2,486,651

Retail-Automobile — 0.6%
CarMax, Inc.†	40,058	2,568,920

Retail-Discount — 1.1%
Costco Wholesale Corp.	23,780	4,425,934

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	24,336	1,767,280

Retail-Major Department Stores — 1.4%
TJX Cos., Inc.	73,436	5,614,917

Retail-Restaurants — 1.5%
Dunkin’ Brands Group, Inc.	14,998	966,921
McDonald’s Corp.	25,115	4,322,794
Starbucks Corp.	15,256	876,152

		6,165,867

Satellite Telecom — 0.2%
SES SA FDR	44,865	699,126

Semiconductor Components-Integrated Circuits — 1.6%
Marvell Technology Group, Ltd.	109,674	2,354,701
QUALCOMM, Inc.	64,721	4,143,438

		6,498,139

Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	17,004	1,786,610

Steel Pipe & Tube — 0.2%
Tenaris SA ADR	26,600	847,476

Steel-Producers — 0.7%
Reliance Steel & Aluminum Co.	33,846	2,903,648

Telecom Equipment-Fiber Optics — 0.2%
Acacia Communications, Inc.†	24,204	876,911

Telephone-Integrated — 0.9%
Nippon Telegraph & Telephone Corp.	19,800	931,700
Verizon Communications, Inc.	50,442	2,669,895

		3,601,595

Tobacco — 0.9%
Altria Group, Inc.	11,874	847,922
British American Tobacco PLC	37,831	2,553,232

		3,401,154

Tools-Hand Held — 0.3%
Snap-on, Inc.	7,251	1,263,849

Transport-Rail — 2.6%
Canadian National Railway Co.	51,227	4,224,088
Genesee & Wyoming, Inc., Class A†	24,504	1,929,200
Union Pacific Corp.	32,116	4,306,755

		10,460,043

Transport-Services — 1.4%
United Parcel Service, Inc., Class B	48,202	5,743,268

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	5,895	677,807

Web Hosting/Design — 0.7%
VeriSign, Inc.†	26,021	2,977,843

Web Portals/ISP — 1.4%
Alphabet, Inc., Class C†	2,265	2,370,096

41

Anchor Series Trust SA Wellington Growth Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP (continued)
Yandex NV, Class A†	92,572	$3,031,733

		5,401,829

Total Common Stocks (cost $328,429,543)		390,579,250

EXCHANGE-TRADED FUNDS — 1.4%
Vanguard S&P 500 ETF (cost $5,567,553)	22,804	5,593,593

Total Long-Term Investment Securities (cost $333,997,096)		396,172,843

REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$720,000	720,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	800,000	800,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,370,000	1,370,000
Deutsche Bank AG Joint Repurchase Agreement(1)	530,000	530,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	1,280,000	1,280,000

Total Repurchase Agreements (cost $4,700,000)		4,700,000

TOTAL INVESTMENTS (cost $338,697,096)(2)	100.4%	400,872,843
Liabilities in excess of other assets	(0.4)	(1,516,005)

NET ASSETS	100.0%	$399,356,838

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $1,531,911 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

FDR — Fiduciary Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$373,339,456	$17,239,794	**	$—	$390,579,250
Exchange-Traded Funds	5,593,593	—		—	5,593,593
Repurchase Agreements	—	4,700,000		—	4,700,000

Total Investments at Value	$378,933,049	$21,939,794		$—	$400,872,843

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $10,164,246 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

42

Anchor Series Trust SA Wellington Capital Appreciation Portfolio#

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Internet Content-Entertainment	8.0%
Electronic Components-Semiconductors	7.8
Web Portals/ISP	7.0
Applications Software	6.1
Enterprise Software/Service	5.2
E-Commerce/Services	4.2
Casino Hotels	3.3
Commercial Services-Finance	3.3
Medical-Biomedical/Gene	3.2
Medical Products	3.2
Medical-Drugs	2.7
Electronic Forms	2.6
Machinery-General Industrial	2.2
Finance-Investment Banker/Broker	2.2
Hotels/Motels	2.2
Retail-Discount	2.2
Commercial Services	2.1
Airlines	2.0
Finance-Credit Card	1.9
Medical Instruments	1.7
Networking Products	1.7
E-Commerce/Products	1.3
Dental Supplies & Equipment	1.3
Transport-Rail	1.3
Food-Misc./Diversified	1.2
Apparel Manufacturers	1.2
Patient Monitoring Equipment	1.2
Web Hosting/Design	1.2
Resorts/Theme Parks	1.1
Industrial Automated/Robotic	1.1
X-Ray Equipment	1.1
Beverages-Non-alcoholic	1.1
Electric Products-Misc.	1.1
Semiconductor Equipment	1.1
Transport-Truck	1.1
Machinery-Farming	1.0
Paper & Related Products	1.0
Drug Delivery Systems	1.0
Diversified Banking Institutions	1.0
Retail-Restaurants	1.0
Aerospace/Defense-Equipment	1.0
Banks-Commercial	0.8
Containers-Paper/Plastic	0.7
Recreational Centers	0.7
Lighting Products & Systems	0.6
Oil Companies-Exploration & Production	0.5
Oil-Field Services	0.5
Repurchase Agreements	0.4
Computer Software	0.3
Entertainment Software	0.2
Advertising Services	0.1

100.9%

#	See Note 1
*	Calculated as a percentage of net assets

43

Anchor Series Trust SA Wellington Capital Appreciation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Aerospace/Defense-Equipment — 1.0%
Harris Corp.	95,696	$13,555,338

Airlines — 2.0%
JetBlue Airways Corp.†	1,178,846	26,335,420

Apparel Manufacturers — 1.2%
Under Armour, Inc., Class A†	674,736	9,736,440
Under Armour, Inc., Class C†	503,099	6,701,279

		16,437,719

Applications Software — 5.9%
Dropbox, Inc., Class B†(1)(2)(3)	200,477	2,467,872
salesforce.com, Inc.†	393,443	40,221,678
ServiceNow, Inc.†	285,712	37,253,987

		79,943,537

Banks-Commercial — 0.8%
BB&T Corp.	230,035	11,437,340

Beverages-Non-alcoholic — 1.1%
Monster Beverage Corp.†	232,583	14,720,178

Casino Hotels — 3.3%
Melco Resorts & Entertainment, Ltd. ADR	962,275	27,944,466
Wynn Resorts, Ltd.	99,928	16,846,862

		44,791,328

Commercial Services — 2.1%
CoStar Group, Inc.†	96,619	28,691,012

Commercial Services-Finance — 3.3%
PayPal Holdings, Inc.†	453,038	33,352,657
TransUnion†	193,227	10,619,756

		43,972,413

Containers-Paper/Plastic — 0.7%
Packaging Corp. of America	80,154	9,662,565

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	77,649	17,252,831

Diversified Banking Institutions — 1.0%
Bank of America Corp.	461,561	13,625,281

Drug Delivery Systems — 1.0%
DexCom, Inc.†	237,928	13,654,688

E-Commerce/Products — 1.1%
The Honest Co., Inc.†(1)(2)(3)	41,843	739,784
Wayfair, Inc., Class A†	174,130	13,977,415

		14,717,199

E-Commerce/Services — 2.3%
Priceline Group, Inc.†	10,744	18,670,279
Zillow Group, Inc., Class C†	301,549	12,339,385

		31,009,664

Electric Products-Misc. — 1.1%
Emerson Electric Co.	210,661	14,680,965

Electronic Components-Semiconductors — 7.8%
Cavium, Inc.†	61,613	5,165,018
IPG Photonics Corp.†	24,744	5,298,433
Microchip Technology, Inc.	320,883	28,199,198
Micron Technology, Inc.†	659,891	27,134,718
NVIDIA Corp.	204,919	39,651,826

		105,449,193

Security Description	Shares	Value (Note 2)
Electronic Forms — 2.6%
Adobe Systems, Inc.†	202,742	$35,528,508
DocuSign, Inc. CVR†(1)(2)(3)	55,398	0

		35,528,508

Enterprise Software/Service — 5.2%
Guidewire Software, Inc.†	347,342	25,793,617
Veeva Systems, Inc., Class A†	145,467	8,041,416
Workday, Inc., Class A†	356,983	36,319,450

		70,154,483

Entertainment Software — 0.2%
DraftKings, Inc.†(1)(2)(3)	1,438,464	2,042,619

Finance-Credit Card — 1.9%
American Express Co.	262,958	26,114,359

Finance-Investment Banker/Broker — 2.2%
TD Ameritrade Holding Corp.	585,559	29,939,632

Food-Misc./Diversified — 1.2%
Blue Buffalo Pet Products, Inc.†	507,542	16,642,302

Hotels/Motels — 2.2%
Hilton Worldwide Holdings, Inc.	369,039	29,471,455

Industrial Automated/Robotic — 1.1%
Rockwell Automation, Inc.	77,610	15,238,724

Internet Content-Entertainment — 8.0%
Facebook, Inc., Class A†	440,539	77,737,512
Netflix, Inc.†	156,856	30,110,078

		107,847,590

Lighting Products & Systems — 0.6%
Universal Display Corp.	43,648	7,535,827

Machinery-Farming — 1.0%
Deere & Co.	89,832	14,059,606

Machinery-General Industrial — 2.2%
IDEX Corp.	140,131	18,493,088
Middleby Corp.†	85,556	11,545,782

		30,038,870

Medical Instruments — 1.7%
Edwards Lifesciences Corp.†	134,643	15,175,612
Intuitive Surgical, Inc.†	21,476	7,837,451

		23,013,063

Medical Products — 3.2%
Baxter International, Inc.	431,231	27,874,772
Hologic, Inc.†	349,189	14,927,830

		42,802,602

Medical-Biomedical/Gene — 3.2%
Exact Sciences Corp.†	439,389	23,085,498
Ionis Pharmaceuticals, Inc.†	267,402	13,450,321
Vertex Pharmaceuticals, Inc.†	43,308	6,490,137

		43,025,956

Medical-Drugs — 2.7%
Bristol-Myers Squibb Co.	347,545	21,297,558
Eisai Co., Ltd.	206,697	11,703,057
TESARO, Inc.†	44,834	3,715,393

		36,716,008

Networking Products — 1.7%
Arista Networks, Inc.†	97,078	22,869,635

44

Anchor Series Trust SA Wellington Capital Appreciation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.5%
Newfield Exploration Co.†	234,799	$7,403,212

Oil-Field Services — 0.5%
Baker Hughes a GE Co., LLC	204,989	6,485,852

Paper & Related Products — 1.0%
International Paper Co.	241,683	14,003,113

Patient Monitoring Equipment — 1.2%
Insulet Corp.†	232,123	16,016,487

Recreational Centers — 0.7%
Planet Fitness, Inc., Class A†	277,694	9,616,543

Resort/Theme Parks — 1.1%
Marriott Vacations Worldwide Corp.	114,051	15,420,836

Retail-Discount — 2.2%
Dollar Tree, Inc.†	270,385	29,015,014

Retail-Restaurants — 1.0%
Dave & Buster’s Entertainment, Inc.†	246,319	13,589,419

Semiconductor Equipment — 1.1%
Teradyne, Inc.	350,501	14,675,477

Transport-Rail — 1.3%
CSX Corp.	307,709	16,927,072

Transport-Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.	332,190	14,523,347

Web Hosting/Design — 1.2%
GoDaddy, Inc., Class A†	312,602	15,717,629

Web Portals/ISP — 6.8%
Alphabet, Inc., Class C†	87,104	91,145,626

Total Common Stocks (cost $1,034,019,924)		1,317,517,537

CONVERTIBLE PREFERRED SECURITIES — 2.9%
Advertising Services — 0.1%
Nanigans, Inc., Series B†(1)(2)(3)	126,818	713,985

Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)(3)	93,690	2,529,630

Computer Software — 0.3%
Zuora, Inc., Series F†(1)(2)(3)	732,120	3,902,200

E-Commerce/Products — 0.2%
One Kings Lane Inc. Escrow†(1)(2)(3)	291,563	72,891
The Honest Co., Inc., Series C†(1)(2)(3)	97,634	2,979,789

		3,052,680

E-Commerce/Services — 1.9%
Airbnb, Inc., Series E†(1)(2)(3)	46,491	5,068,294
Uber Technologies, Inc., Series D†(1)(2)(3)	599,808	20,866,541

		25,934,835

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.2%
Pinterest, Inc., Series G†(1)(2)(3)	390,940	$2,623,207

Total Convertible Preferred Securities (cost $25,478,268)		38,756,537

Total Long-Term Investment Securities (cost $1,059,498,192)		1,356,274,074

REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$930,000	930,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	1,035,000	1,035,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,775,000	1,775,000
Deutsche Bank AG Joint Repurchase Agreement(4)	685,000	685,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	1,660,000	1,660,000

Total Repurchase Agreements (cost $6,085,000)		6,085,000

TOTAL INVESTMENTS (cost $1,065,583,192)(5)	100.9%	1,362,359,074
Liabilities in excess of other assets	(0.9)	(12,309,343)

NET ASSETS	100.0%	$1,350,049,731

#	See Note 1
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

45

Anchor Series Trust SA Wellington Capital Appreciation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DocuSign, Inc. CVR	08/12/2016	55,398	$0	$0	$0	0.00%
DraftKings, Inc.	07/16/2015	640,163	2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	5,419,738	2,042,619	1.42	0.15

Dropbox, Inc., Class B	05/01/2012	200,477	1,814,658	2,467,872	12.31	0.18
The Honest Co., Inc.	08/20/2014	41,843	1,132,159	739,784	17.68	0.05
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	5,068,294	109.02	0.38
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	2,979,789	30.52	0.22
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,529,630	27.00	0.19
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	713,985	5.63	0.05
One Kings Lane, Inc., Escrow	01/28/2014	291,563	72,891	72,891	0.25	0.01
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,623,207	6.71	0.19
Uber Technologies, Inc., Series D	06/05/2014	599,808	9,304,851	20,866,541	34.79	1.55
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	3,902,200	5.33	0.29

				$44,006,812		3.26%

(3)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $44,006,812 representing 3.3% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$77,475,665	$—		$2,467,872	$79,943,537
E-Commerce/Products	13,977,415	—		739,784	14,717,199
Electronic Forms	35,528,508	—		0	35,528,508
Entertainment Software	—	—		2,042,619	2,042,619
Other Industries	1,173,582,617	11,703,057	**	—	1,185,285,674
Convertible Preferred Securities	—	—		38,756,537	38,756,537
Repurchase Agreements	—	6,085,000		—	6,085,000

Total Investments at Value	$1,300,564,205	$17,788,057		$44,006,812	$1,362,359,074

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

46

Anchor Series Trust SA Wellington Capital Appreciation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2016	$4,173,072	$54,434,720
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	405,816	741,087
Realized Loss	—	(4,178,797)
Change in unrealized appreciation(1)	762,434	7,930,084
Change in unrealized depreciation(1)	(4,081,756)	(9,879,119)
Net Purchases	5,419,739	—
Net Sales	(1,429,030)	(10,291,438)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/2017	$5,250,275	$38,756,537

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$(3,358,702)	$(6,818,313)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 12/31/2017	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$2,042,619	Market Approach	2019 Revenue Multiple*	3.08x
			Discount for Lack of Marketability	10.0%
	$739,784	Market Approach with Option Pricing Method (“OPM”)	Valuation Based on Series E Offering*	$22.1000
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%
	$2,467,872	Market Approach with Option Pricing Method (“OPM”)	Transaction Price*	$8.1500
			2018 Estimated Revenue Multiple*	5.0x -6.51x (5.937x)
			2019 Estimated Revenue Multiple*	5.1x
			2019 Estimated Gross Profit Multiple*	6.6x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	2.01
			Risk-free rate	1.91%
	$0	Income Approach	Potential Future Cash Flows*	$0.00

47

Anchor Series Trust SA Wellington Capital Appreciation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Description	Value at 12/31/2017	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Preferred Securities	$2,529,630	Market Approach	Market Transaction Price*	$27.000000
	$20,866,541	Market Approach	Primary Market Transaction Price*	$48.7722
			Secondary Market Transaction/Tender Price*	$32.9689
	$5,068,294	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3x
			2020 Estimated Gross Profit Multiple*	7.3x
			Discount for Lack of Marketability	10.0%
	$3,902,200	Market Approach	2017 Revenue Multiple*	7.6x
			Discount for Lack of Marketability	10.0%
	$2,979,789	Market Approach with Option Pricing Method (“OPM”)	Valuation Based on Series E Offering*	$22.1000
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%
	$713,985	Market Approach with Option Pricing Method (“OPM”)	Last Twelve Months Revenue Multiple*	1.07x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	60.9%
			Term to liquidity event in years	3.00
			Risk-free rate	2.00%
	$2,623,207	Market Approach with Option Pricing Method (“OPM”)	Estimated Next Twelve Months Revenue Multiple*	6.9x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	28.0%
			Term to liquidity event in years	1.01
			Risk-free rate	1.76%
	$72,891	Income Approach	Future Cash Flows*	$0.25
			Discount for Potential Claims	35.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

48

Anchor Series Trust SA Wellington Natural Resources Portfolio#

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	27.9%
Oil Companies-Exploration & Production	21.1
Diversified Minerals	9.0
Metal-Diversified	8.9
Steel-Producers	6.4
Pipelines	5.9
Oil Refining & Marketing	5.7
Gold Mining	4.8
Oil-Field Services	3.8
Metal-Iron	2.0
Metal-Aluminum	1.9
Metal-Copper	1.9
Non-Ferrous Metals	0.6
Steel-Specialty	0.6
Steel Pipe & Tube	0.6
Diamonds/Precious Stones	0.4
Repurchase Agreements	0.3

101.8%

#	See Note 1
*	Calculated as a percentage of net assets

49

Anchor Series Trust SA Wellington Natural Resources Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 101.1%
Diamonds/Precious Stones — 0.4%
Lucara Diamond Corp.	227,927	$509,527

Diversified Minerals — 9.0%
Anglo American PLC	116,549	2,435,889
BHP Billiton PLC	316,648	6,481,374
Vedanta, Ltd. ADR	38,063	792,852
Western Areas, Ltd.	183,102	463,955

		10,174,070

Gold Mining — 4.8%
Agnico Eagle Mines, Ltd.	23,673	1,093,064
Barrick Gold Corp.	92,230	1,334,568
Barrick Gold Corp.	31,569	456,583
Kinross Gold Corp.†	306,289	1,320,673
Newcrest Mining, Ltd.	69,865	1,241,346

		5,446,234

Metal-Aluminum — 1.9%
Alcoa Corp.†	22,122	1,191,712
Norsk Hydro ASA	133,558	1,009,761

		2,201,473

Metal-Copper — 1.9%
First Quantum Minerals, Ltd.	74,725	1,046,864
KAZ Minerals PLC†	45,146	541,129
Southern Copper Corp.	12,478	592,081

		2,180,074

Metal-Diversified — 8.9%
Glencore PLC	726,472	3,822,180
Ivanhoe Mines, Ltd., Class A†	73,503	247,934
MMC Norilsk Nickel PJSC ADR	40,000	756,400
Rio Tinto PLC	99,685	5,261,090

		10,087,604

Metal-Iron — 2.0%
Fortescue Metals Group, Ltd.	190,222	722,835
Vale SA ADR	123,091	1,505,403

		2,228,238

Non-Ferrous Metals — 0.2%
Korea Zinc Co., Ltd.	577	265,455

Oil Companies-Exploration & Production — 21.1%
Cabot Oil & Gas Corp.	34,692	992,191
Canadian Natural Resources, Ltd.	39,922	1,426,648
Centennial Resource Development, Inc., Class A†	14,557	288,229
Cimarex Energy Co.	6,957	848,824
CNOOC, Ltd.	751,620	1,080,556
Concho Resources, Inc.†	8,086	1,214,679
Devon Energy Corp.	25,026	1,036,076
Diamondback Energy, Inc.†	15,330	1,935,413
Encana Corp.	72,383	965,683
EOG Resources, Inc.	24,120	2,602,789
EQT Corp.	10,034	571,135
Hess Corp.	15,009	712,477
Jagged Peak Energy, Inc.†	22,180	350,000
Lundin Petroleum AB†	85,838	1,963,929
Newfield Exploration Co.†	37,684	1,188,177
Noble Energy, Inc.	45,572	1,327,968
Novatek PJSC GDR	5,627	676,365
Occidental Petroleum Corp.	52,465	3,864,572
Pioneer Natural Resources Co.	1,435	248,040
RSP Permian, Inc.†	12,024	489,136

		23,782,887

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated — 27.9%
BP PLC	465,099	$3,280,115
Chevron Corp.	27,307	3,418,563
Eni SpA	96,702	1,599,146
Exxon Mobil Corp.	67,385	5,636,081
Galp Energia SGPS SA	99,250	1,823,332
Lukoil PJSC ADR	21,117	1,217,395
Royal Dutch Shell PLC, Class A	206,087	6,899,128
Suncor Energy, Inc.	111,553	4,095,601
TOTAL SA	63,941	3,527,964

		31,497,325

Oil Refining & Marketing — 5.7%
Andeavor	10,270	1,174,272
Marathon Petroleum Corp.	19,065	1,257,909
Phillips 66	21,142	2,138,513
Valero Energy Corp.	19,963	1,834,799

		6,405,493

Oil-Field Services — 3.8%
Baker Hughes a GE Co., LLC	17,715	560,503
Halliburton Co.	42,378	2,071,013
NCS Multistage Holdings, Inc.†	14,767	217,665
ProPetro Holding Corp.†	14,775	297,864
Schlumberger, Ltd.	16,698	1,125,278

		4,272,323

Pipelines — 5.9%
Cheniere Energy, Inc.†	13,713	738,308
Kinder Morgan, Inc.	85,601	1,546,810
ONEOK, Inc.	18,952	1,012,984
Plains GP Holdings LP, Class A	25,910	568,725
Targa Resources Corp.	12,103	586,027
TransCanada Corp.	44,457	2,163,786

		6,616,640

Steel Pipe & Tube — 0.6%
Tenaris SA	39,881	635,942

Steel-Producers — 6.4%
ArcelorMittal†	58,584	1,892,849
BlueScope Steel, Ltd.	90,001	1,078,548
Gerdau SA (Preference Shares)	120,900	453,658
Nippon Steel & Sumitomo Metal Corp.	58,070	1,490,508
Reliance Steel & Aluminum Co.	9,833	843,573
Steel Dynamics, Inc.	33,263	1,434,633

		7,193,769

Steel-Specialty — 0.6%
Aperam SA	13,139	667,724

Total Common Stocks (cost $102,864,757)		114,164,778

EQUITY CERTIFICATES — 0.4%
Non-Ferrous Metals — 0.4%
Merrill Lynch - Korea Zinc Co., Ltd.†(1)(2) (cost $459,807)	944	434,722

Total Long-Term Investment Securities (cost $103,324,564)		114,599,500

REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$55,000	55,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	60,000	60,000

50

Anchor Series Trust SA Wellington Natural Resources Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(3)	$120,000	$120,000
Deutsche Bank AG Joint Repurchase Agreement(3)	40,000	40,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	100,000	100,000

Total Repurchase Agreements (cost $375,000)		375,000

TOTAL INVESTMENTS (cost $103,699,564)(4)	101.8%	114,974,500
Liabilities in excess of other assets	(1.8)	(2,049,631)

NET ASSETS	100.0%	$112,924,869

#	See Note 1
†	Non-income producing security
(1)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $434,722 representing 0.4% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Equity Certificates
Merrill Lynch—Korea Zinc Co., Ltd.	07/12/2016	358	$172,729
	07/13/2016	586	287,078

		944	$459,807	$434,722	$460.51	0.38%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$68,722,880	$45,441,898	**	$—	$114,164,778
Equity Certificates	—	434,722		—	434,722
Repurchase Agreements	—	375,000		—	375,000

Total Investments at Value	$68,722,880	$46,251,620		$—	$114,974,500

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $30,704,377 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

51

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	96.1%
Time Deposits	2.3

98.4%

*	Calculated as a percentage of net assets

52

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2017

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 96.1%
Global X MLP ETF	129,514	$1,277,008
iShares 0-5 Year High Yield Corporate Bond ETF	46,719	2,201,866
iShares 1-3 Year Credit Bond ETF	62,433	6,526,746
iShares 10+ Year Credit Bond ETF	37,264	2,355,085
iShares CMBS ETF	19,751	1,012,634
iShares Core Dividend Growth ETF	14,583	507,197
iShares Core High Dividend ETF	14,975	1,349,846
iShares Emerging Markets Dividend ETF	16,454	688,271
iShares Europe ETF	18,084	854,650
iShares Floating Rate Bond ETF	29,935	1,521,297
iShares iBoxx $ High Yield Corporate Bond ETF	93,144	8,127,745
iShares Intermediate Credit Bond ETF	12,370	1,350,928
iShares International Developed Real Estate ETF	16,778	503,340
iShares International Select Dividend ETF	35,415	1,196,673
iShares U.S. Real Estate ETF	6,157	498,778
iShares U.S. Preferred Stock ETF	88,187	3,357,279

Total Long-Term Investment Securities (cost $32,822,027)		33,329,343

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 01/02/2018 (cost $806,000)	$806,000	806,000

TOTAL INVESTMENTS (cost $33,628,027)(1)	98.4%	34,135,343
Other assets less liabilities	1.6	572,474

NET ASSETS	100.0%	$34,707,817

(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Short	Euro Currency Futures	March 2018	$890,325	$905,662	$(15,337)
8	Long	Euro Stoxx 50 Index	March 2018	345,173	333,894	(11,279)
4	Long	NIKKEI 225 Index	March 2018	801,036	807,915	6,879
1	Long	S&P 500 E-Mini Index	March 2018	132,690	133,800	1,110
3	Short	U.S. Treasury 10 YR Notes	March 2018	373,312	372,140	1,172
5	Long	U.S. 10 YR Ultra Bonds	March 2018	667,880	667,812	(68)
2	Short	U.S. Long Bond	March 2018	305,875	306,000	(125)
6	Short	U.S. Treasury 2 YR Notes	March 2018	1,286,437	1,284,656	1,781
5	Short	U.S. Treasury 5 YR Notes	March 2018	582,420	580,820	1,600
5	Short	U.S. Ultra Bonds	March 2018	834,412	838,281	(3,869)

						$(18,136)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

53

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$33,329,343	$—	$—	$33,329,343
Short-Term Investment Securities	—	806,000	—	806,000

Total Investments at Value	$33,329,343	$806,000	$—	$34,135,343

Other Financial Instruments:+
Futures Contracts	$5,663	$6,879	$—	$12,542

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$19,399	$11,279	$—	$30,678

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

54

Anchor Series Trust SA Wellington Multi-Asset Income Portfolio#

PORTFOLIO PROFILE — December 31, 2017 — (unaudited)

Industry Allocation*

Sovereign	18.0%
Repurchase Agreements	12.6
United States Treasury Notes	7.6
Diversified Banking Institutions	5.2
Electronic Components-Semiconductors	2.6
Insurance-Multi-line	2.2
Diagnostic Equipment	2.0
United States Treasury Bonds	1.9
Internet Content-Entertainment	1.8
Auto/Truck Parts & Equipment-Original	1.6
E-Commerce/Products	1.6
Computers	1.6
E-Commerce/Services	1.5
Electric-Integrated	1.5
Commercial Services-Finance	1.5
Semiconductor Components-Integrated Circuits	1.3
Banks-Commercial	1.2
Airlines	1.2
Tobacco	1.2
Enterprise Software/Service	1.2
Applications Software	1.1
Oil Companies-Exploration & Production	1.1
Medical-HMO	1.0
Transport-Truck	1.0
Aerospace/Defense-Equipment	1.0
Insurance-Property/Casualty	1.0
Auto-Cars/Light Trucks	1.0
Investment Management/Advisor Services	0.9
Telephone-Integrated	0.9
Electronic Components-Misc.	0.9
Semiconductor Equipment	0.9
Banks-Super Regional	0.9
Athletic Footwear	0.9
Food-Misc./Diversified	0.8
Schools	0.8
Building & Construction Products-Misc.	0.8
Finance-Credit Card	0.8
Web Portals/ISP	0.8
Hotels/Motels	0.8
Finance-Other Services	0.7
Internet Application Software	0.7
Computer Services	0.6
Chemicals-Diversified	0.6
Pipelines	0.6
Banks-Fiduciary	0.6
Electronics-Military	0.6
Metal-Diversified	0.6
Entertainment Software	0.6
Rental Auto/Equipment	0.6
Containers-Metal/Glass	0.6
Food-Catering	0.6
Food-Flour & Grain	0.5
Steel-Producers	0.5
Food-Retail	0.5
Real Estate Investment Trusts	0.5
Finance-Leasing Companies	0.5
X-Ray Equipment	0.5
Real Estate Management/Services	0.4
Medical-Drugs	0.4
Retail-Apparel/Shoe	0.4
Computer Software	0.4

Cosmetics & Toiletries	0.4%
Exchange-Traded Funds	0.3
U.S. Government Treasuries	0.3
Aerospace/Defense	0.2
Financial Guarantee Insurance	0.2
Cellular Telecom	0.1
Medical-Biomedical/Gene	0.1

100.3%

#	See Note 1
*	Calculated as a percentage of net assets

55

Anchor Series Trust SA Wellington Multi-Asset Income Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 59.6%
Aerospace/Defense — 0.2%
General Dynamics Corp.	351	$71,411

Aerospace/Defense-Equipment — 1.0%
Airbus SE	3,204	318,175

Airlines — 1.2%
Delta Air Lines, Inc.	3,250	182,000
JetBlue Airways Corp.†	5,426	121,217
Spirit Airlines, Inc.†	1,619	72,612

		375,829

Applications Software — 1.1%
salesforce.com, Inc.†	1,665	170,213
ServiceNow, Inc.†	1,408	183,589

		353,802

Athletic Footwear — 0.9%
NIKE, Inc., Class B	4,254	266,088

Auto-Cars/Light Trucks — 1.0%
Fiat Chrysler Automobiles NV†	9,006	160,583
General Motors Co.	3,585	146,949

		307,532

Auto/Truck Parts & Equipment-Original — 1.6%
Aptiv PLC	1,686	143,023
Delphi Technologies PLC†	1,437	75,399
Magna International, Inc.	1,800	102,014
Valeo SA	2,572	191,671

		512,107

Banks-Commercial — 1.2%
Banca Generali SpA	2,217	73,654
China Merchants Bank Co., Ltd.	9,000	35,815
FinecoBank Banca Fineco SpA	5,292	54,090
HDFC Bank, Ltd. ADR	604	61,409
ICICI Bank, Ltd. ADR	15,832	154,045

		379,013

Banks-Fiduciary — 0.6%
Northern Trust Corp.	1,957	195,485

Banks-Super Regional — 0.9%
Capital One Financial Corp.	2,040	203,143
SunTrust Banks, Inc.	986	63,686

		266,829

Building & Construction Products-Misc. — 0.8%
Cie de Saint-Gobain	2,072	114,034
Fortune Brands Home & Security, Inc.	2,052	140,439

		254,473

Cellular Telecom — 0.1%
Sprint Corp.†	7,254	42,726

Chemicals-Diversified — 0.6%
PPG Industries, Inc.	1,721	201,047

Commercial Services-Finance — 1.5%
FleetCor Technologies, Inc.†	982	188,966
Global Payments, Inc.	1,442	144,546
IHS Markit, Ltd.†	2,793	126,104

		459,616

Security Description	Shares	Value (Note 2)
Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A	2,838	$201,555

Computer Software — 0.4%
Splunk, Inc.†	1,439	119,207

Computers — 1.6%
Apple, Inc.	2,954	499,905

Containers-Metal/Glass — 0.6%
Ball Corp.	4,736	179,258

Cosmetics & Toiletries — 0.4%
Coty, Inc., Class A	5,617	111,722

Diagnostic Equipment — 2.0%
Abbott Laboratories	2,793	159,397
Danaher Corp.	2,834	263,052
Thermo Fisher Scientific, Inc.	999	189,690

		612,139

Diversified Banking Institutions — 5.2%
Bank of America Corp.	14,228	420,010
Citigroup, Inc.	4,277	318,252
Deutsche Bank AG	6,581	124,889
Sumitomo Mitsui Financial Group, Inc.	4,810	207,744
UBS Group AG	23,084	424,150
UniCredit SpA†	8,037	149,724

		1,644,769

E-Commerce/Products — 1.6%
Alibaba Group Holding, Ltd. ADR†	1,329	229,160
Amazon.com, Inc.†	239	279,503

		508,663

E-Commerce/Services — 1.5%
Ctrip.com International, Ltd. ADR†	3,007	132,609
Expedia, Inc.	1,059	126,836
Priceline Group, Inc.†	104	180,725
TripAdvisor, Inc.†	1,013	34,908

		475,078

Electric-Integrated — 1.5%
Edison International	2,705	171,064
Iberdrola SA	38,547	298,302

		469,366

Electronic Components-Misc. — 0.9%
Flex, Ltd.†	15,246	274,276

Electronic Components-Semiconductors — 2.6%
Broadcom, Ltd.	1,140	292,866
Micron Technology, Inc.†	2,745	112,874
NVIDIA Corp.	531	102,749
Samsung Electronics Co., Ltd.	98	232,831
Skyworks Solutions, Inc.	880	83,556

		824,876

Electronics-Military — 0.6%
Safran SA	1,805	185,607

Enterprise Software/Service — 1.2%
Atlassian Corp. PLC, Class A†	2,049	93,270
Guidewire Software, Inc.†	1,297	96,315
Ultimate Software Group, Inc.†	311	67,870
Workday, Inc., Class A†	1,007	102,452

		359,907

56

Anchor Series Trust SA Wellington Multi-Asset Income Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software — 0.6%
Activision Blizzard, Inc.	830	$52,556
Electronic Arts, Inc.†	567	59,569
NetEase, Inc. ADR	203	70,049

		182,174

Finance-Credit Card — 0.8%
Visa, Inc., Class A	2,224	253,580

Finance-Leasing Companies — 0.5%
Air Lease Corp.	3,125	150,281

Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	3,261	230,096

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	1,649	55,852

Food-Catering — 0.6%
Aramark	4,047	172,969

Food-Flour & Grain — 0.5%
Post Holdings, Inc.†	2,076	164,481

Food-Misc./Diversified — 0.8%
Nestle SA	3,051	262,179

Food-Retail — 0.5%
Seven & i Holdings Co., Ltd.	3,830	159,078

Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.	984	78,582
Marriott International, Inc., Class A	1,257	170,613

		249,195

Insurance-Multi-line — 2.2%
AXA SA	7,896	234,025
MetLife, Inc.	5,553	280,760
Ping An Insurance Group Co. of China, Ltd.	18,000	187,347

		702,132

Insurance-Property/Casualty — 1.0%
Tokio Marine Holdings, Inc.	6,780	309,449

Internet Application Software — 0.7%
Tencent Holdings, Ltd.	4,270	220,738

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	2,292	404,446
Netflix, Inc.†	906	173,916

		578,362

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	570	292,815

Medical-Biomedical/Gene — 0.1%
Bluebird Bio, Inc.†	222	39,538

Medical-Drugs — 0.4%
Bristol-Myers Squibb Co.	2,150	131,752

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	1,488	328,044

Metal-Diversified — 0.6%
Glencore PLC	34,891	183,572

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 1.1%
Diamondback Energy, Inc.†	703	$88,753
EOG Resources, Inc.	1,691	182,476
Hess Corp.	1,536	72,914

		344,143

Pipelines — 0.6%
Kinder Morgan, Inc.	10,954	197,939

Real Estate Investment Trusts — 0.5%
Public Storage	748	156,332

Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	563	24,383
Vonovia SE	2,277	112,712

		137,095

Rental Auto/Equipment — 0.6%
AerCap Holdings NV†	3,409	179,348

Retail-Apparel/Shoe — 0.4%
L Brands, Inc.	2,180	131,280

Schools — 0.8%
New Oriental Education & Technology Group, Inc. ADR	2,731	256,714

Semiconductor Components-Integrated Circuits — 1.3%
QUALCOMM, Inc.	2,078	133,033
Taiwan Semiconductor Manufacturing Co., Ltd.	34,520	265,254

		398,287

Semiconductor Equipment — 0.9%
KLA-Tencor Corp.	1,557	163,594
Teradyne, Inc.	2,613	109,406

		273,000

Steel-Producers — 0.5%
ArcelorMittal†	5,014	162,002

Telephone-Integrated — 0.9%
SoftBank Group Corp.	3,600	284,411

Tobacco — 1.2%
British American Tobacco PLC	5,535	373,560

Transport-Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.	4,341	189,789
Old Dominion Freight Line, Inc.	988	129,971

		319,760

Web Portals/ISP — 0.8%
Alphabet, Inc., Class C†	241	252,182

X-Ray Equipment — 0.5%
Hologic, Inc.†	3,368	143,982

Total Common Stocks (cost $16,562,171)		18,746,783

EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Japan ETF (cost $82,997)	1,755	105,177

57

Anchor Series Trust SA Wellington Multi-Asset Income Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 18.0%
Sovereign — 18.0%
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	125,000	$98,462
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	19,681
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	55,000	48,225
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	65,000	59,588
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	21,750
Federal Republic of Germany Bonds zero coupon due 10/07/2022	EUR	115,000	139,270
Federal Republic of Germany Bonds 0.25% due 04/13/2018	EUR	25,000	30,079
Federal Republic of Germany Bonds 0.25% due 02/15/2027	EUR	35,000	41,573
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	35,000	54,600
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	10,000	15,742
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	380,000	485,064
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	15,000	29,215
Government of Canada Bonds 1.50% due 06/01/2026	CAD	45,000	34,343
Government of Canada Bonds 3.50% due 12/01/2045	CAD	15,000	14,926
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	15,644
Government of Canada Bonds 5.75% due 06/01/2033	CAD	10,000	11,672
Government of Finland Notes 0.50% due 09/15/2027*	EUR	15,000	17,824
Government of Finland Senior Notes 1.63% due 09/15/2022*	EUR	15,000	19,501
Government of France Bonds zero coupon due 02/25/2020	EUR	115,000	139,369
Government of France Bonds zero coupon due 03/25/2023	EUR	165,000	197,932

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Government of France Bonds zero coupon due 05/25/2020	EUR	45,000	$54,584
Government of France Bonds 0.75% due 05/25/2028	EUR	85,000	101,651
Government of France Bonds 1.00% due 05/25/2027	EUR	20,000	24,793
Government of France Bonds 1.25% due 05/25/2036*	EUR	25,000	29,468
Government of France Bonds 3.25% due 05/25/2045	EUR	55,000	89,006
Government of France Bonds 5.75% due 10/25/2032	EUR	25,000	49,227
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	13,250,000	118,112
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	312,305
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	25,500,000	227,890
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	31,400,000	264,142
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	25,000,000	227,338
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	4,100,000	31,932
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,509
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	11,100,000	98,274
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	11,450,000	106,187
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	2,050,000	19,022
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	10,500,000	112,429
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	59,952
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	1,200,000	13,519
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	1,250,000	13,218

58

Anchor Series Trust SA Wellington Multi-Asset Income Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	7,000,000	$76,105
Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	18,302
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	50,000	11,897
Government of Netherlands Bonds 0.75% due 07/15/2027*	EUR	20,000	24,475
Government of Netherlands Bonds 1.75% due 07/15/2023*	EUR	45,000	59,338
Government of Netherlands Bonds 2.75% due 01/15/2047*	EUR	10,000	16,325
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	25,000	30,232
Kingdom of Belgium Bonds 0.80% due 06/22/2025*	EUR	10,000	12,412
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	48,719
Kingdom of Belgium Senior Notes 1.90% due 06/22/2038*	EUR	10,000	13,102
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,641
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	25,000	33,457
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	15,000	26,702
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	130,000	23,464
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	41,000	11,156
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	12,500	22,829
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	135,000	17,136
Kingdom of Spain Bonds 0.05% due 01/31/2021	EUR	75,000	90,131
Kingdom of Spain Bonds 0.45% due 10/31/2022	EUR	30,000	36,109
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	25,000	29,937

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Kingdom of Spain Bonds 1.95% due 04/30/2026*	EUR	80,000	$101,241
Kingdom of Spain Bonds 2.35% due 07/30/2033*	EUR	30,000	36,571
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	10,000	12,160
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	16,433
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	15,000	25,218
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	14,760
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	80,000	10,136
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	31,776
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	5,000	6,134
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	15,000	25,195
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	41,959
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	10,000	18,233
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,484
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	20,000	24,613
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	5,000	6,287
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	7,157
Republic of Italy Bonds 0.20% due 10/15/2020	EUR	105,000	126,142
Republic of Italy Bonds 0.35% due 06/15/2020	EUR	40,000	48,323
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	160,000	192,283
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	100,000	120,658

59

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PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Italy Bonds 3.45% due 03/01/2048*	EUR	5,000	$6,227
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	35,000	47,141
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	10,000	15,376
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	55,000	86,259
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	57,811
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	40,000	10,868
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	65,000	21,315
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	15,000	12,607
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	40,000	53,470
United Kingdom Gilt Treasury Bonds 0.75% due 07/22/2023	GBP	30,000	40,242
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	15,000	20,304
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	30,000	41,678
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	9,000	13,045
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	8,000	14,125
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	80,000	147,542
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	27,000	56,128
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	14,000	28,985
United Mexican States Senior Bonds 8.50% due 11/18/2038	MXN	314,000	17,119
United Mexican States Bonds 10.00% due 11/20/2036	MXN	149,600	9,285

Total Foreign Government Obligations
(cost $5,600,266)			5,648,777

Security Description	Principal Amount(2)	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 9.5%
United States Treasury Bonds — 1.9%
2.50% due 05/15/2046	$115,000	$109,394
2.88% due 05/15/2043	50,000	51,412
3.00% due 11/15/2045	260,000	273,051
5.00% due 05/15/2037	110,000	150,825

		584,682

United States Treasury Notes — 7.6%
0.75% due 01/31/2018	75,000	74,971
1.25% due 01/31/2019	325,000	322,969
1.38% due 04/30/2020	685,000	676,518
1.38% due 08/31/2023	550,000	524,326
1.63% due 12/31/2019	95,000	94,503
2.00% due 11/30/2020	55,000	55,051
2.00% due 11/15/2026	200,000	193,555
2.13% due 08/15/2021	60,000	60,087
2.25% due 07/31/2021	400,000	402,328

		2,404,308

Total U.S. Government Treasuries (cost $2,992,190)		2,988,990

Total Long-Term Investment Securities (cost $25,237,624)		27,489,727

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.27% due 03/01/2018 (cost $99,792)	100,000	99,795

REPURCHASE AGREEMENTS — 12.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)	605,000	605,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	675,000	675,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,160,000	1,160,000
Deutsche Bank AG Joint Repurchase Agreement(1)	445,000	445,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	1,080,000	1,080,000

Total Repurchase Agreements (cost $3,965,000)		3,965,000

TOTAL INVESTMENTS (cost $29,302,416)(3)	100.3%	31,554,522
Liabilities in excess of other assets	(0.3)	(79,949)

NET ASSETS	100.0%	$31,474,573

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $755,528 representing 2.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	Denominated in United States dollars unless otherwise indicated.

60

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PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

(3)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
ETF	— Exchanged-Traded Fund
EUR	— Euro Currency
GBP	— British Sterling Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Myalaysian Ringgit
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	Mini MSCI EAFE Index	March 2018	$407,185	$409,100	$1,915
4	Long	S&P 500 E-Mini Index	March 2018	534,712	535,200	488
6	Long	U.S. Treasury 10 Year Notes	March 2018	745,539	744,281	(1,258)

						$1,145

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract, notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group Ltd.	SGD	15,000	USD	11,146	01/09/2018	$—	$(70)

Bank of America, N.A.	AUD	22,000	USD	16,766	01/09/2018	—	(400)
	EUR	1,996,000	USD	2,362,432	01/09/2018	—	(33,323)
	GBP	558,000	USD	754,240	01/09/2018	717	—
	JPY	124,256,000	USD	1,107,524	01/09/2018	4,518	—
	RUB	1,486,000	USD	25,812	01/09/2018	25	—
	USD	550,234	AUD	717,000	01/09/2018	9,200	—
	USD	681,026	CAD	876,000	01/09/2018	15,999	—
	USD	652,278	DKK	4,102,000	01/09/2018	9,084	—
	USD	598,314	GBP	444,000	01/09/2018	1,263	—
	USD	550,112	MXN	10,526,000	01/09/2018	—	(15,384)
	USD	642,304	NOK	5,348,000	01/09/2018	9,177	—
	USD	643,286	PLN	2,288,000	01/09/2018	14,007	—
	USD	25,823	RUB	1,486,000	01/09/2018	—	(35)
	USD	684,253	SEK	5,747,000	01/09/2018	16,583	—
	USD	670,016	SGD	902,000	01/09/2018	4,475	—
	USD	25,706	RUB	1,486,000	02/07/2018	—	(74)
	ZAR	280,000	USD	21,923	01/09/2018	—	(687)

						85,048	(49,903)

Barclays Bank PLC	EUR	340,000	USD	404,764	01/09/2018	—	(3,330)
	USD	1,200	SEK	10,000	01/09/2018	19	—

						19	(3,330)

BNP Paribas SA	EUR	5,000	USD	5,967	01/09/2018	—	(34)
	EUR	25,000	USD	30,093	02/07/2018	36	—

						36	(34)

Canadian Imperial Bank of Commerce	USD	90,736	CAD	116,000	01/09/2018	1,564	—

61

Anchor Series Trust SA Wellington Multi-Asset Income Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	AUD	13,000	USD	9,850	01/09/2018	$—	$(293)
	DKK	94,000	USD	15,090	01/09/2018	—	(65)
	GBP	15,000	USD	20,290	02/07/2018	15	—
	JPY	68,847,000	USD	614,725	01/09/2018	3,578	—
	NOK	156,000	USD	18,868	01/09/2018	—	(136)
	PLN	2,596,000	USD	733,447	01/09/2018	—	(12,328)
	SEK	35,000	USD	4,193	01/09/2018	—	(75)
	USD	4,512	AUD	6,000	01/09/2018	170	—
	USD	7,812	CAD	10,000	01/09/2018	145	—
	USD	33,120	EUR	28,000	01/09/2018	488	—
	USD	32,863	ILS	115,000	01/09/2018	194	—
	USD	407,727	JPY	45,664,000	01/09/2018	—	(2,373)
	USD	13,750	NOK	114,000	01/09/2018	137	—
	USD	4,155	SEK	35,000	01/09/2018	113	—
	USD	40,090	SGD	54,000	01/09/2018	290	—
	USD	612,956	ZAR	7,863,000	01/09/2018	21,973	—

						27,103	(15,270)

Goldman Sachs International	BRL	464,000	USD	140,088	01/03/2018	207	—
	CNY	1,560,000	USD	235,845	01/09/2018	—	(3,712)
	EUR	10,000	USD	11,825	01/09/2018	—	(178)
	MXN	10,520,000	USD	560,156	01/09/2018	25,733	—
	MYR	49,000	USD	11,998	01/09/2018	—	(69)
	MYR	75,000	USD	18,490	02/07/2018	60	—
	NZD	10,000	USD	6,918	01/09/2018	—	(169)
	RUB	1,486,000	USD	25,823	01/09/2018	35	—
	SGD	943,000	USD	701,308	01/09/2018	—	(3,842)
	TWD	2,371,000	USD	79,372	01/09/2018	—	(645)
	USD	144,055	BRL	464,000	01/03/2018	—	(4,173)
	USD	25,075	INR	1,620,000	01/09/2018	305	—
	USD	63,545	KRW	68,720,000	01/09/2018	824	—
	USD	101,374	MXN	1,910,000	01/09/2018	—	(4,344)
	USD	48,737	MYR	200,000	01/09/2018	516	—
	USD	25,318	RUB	1,486,000	01/09/2018	469	—
	USD	16,526	SEK	140,000	01/09/2018	547	—
	USD	63,214	SGD	85,000	01/09/2018	346	—
	USD	139,557	BRL	464,000	02/02/2018	—	(146)

						29,042	(17,278)

HSBC Bank USA	SGD	16,000	USD	11,845	01/09/2018	—	(120)
	USD	36,399	ZAR	500,000	01/09/2018	3,976	—

						3,976	(120)

JPMorgan Chase Bank	AUD	22,000	USD	16,697	01/09/2018	—	(468)
	CAD	21,000	USD	16,550	01/09/2018	—	(159)
	EUR	100,000	USD	118,941	01/09/2018	—	(1,087)
	EUR	15,000	USD	18,033	02/07/2018	—	(1)
	GBP	6,000	USD	8,050	01/09/2018	—	(53)
	JPY	8,030,000	USD	71,536	01/09/2018	255	—
	NOK	81,000	USD	9,841	01/09/2018	—	(27)
	NZD	13,000	USD	9,149	01/09/2018	—	(63)
	SEK	270,000	USD	32,126	01/09/2018	—	(800)

62

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PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	9,892	AUD	13,000	01/09/2018	$251	$—
	USD	3,927	CAD	5,000	01/09/2018	52	—
	USD	48,528	EUR	41,000	01/09/2018	684	—
	USD	8,097	GBP	6,000	01/09/2018	6	—
	USD	25,624	JPY	2,850,000	01/09/2018	—	(325)
	USD	43,335	NOK	362,000	01/09/2018	763	—
	USD	20,744	NZD	30,000	01/09/2018	516	—
	USD	80,995	SEK	676,000	01/09/2018	1,442	—
	USD	157	ZAR	2,000	01/09/2018	4	—
	USD	18,712	SEK	153,000	02/07/2018	—	(22)

						3,973	(3,005)

Morgan Stanley and Co. International PLC	DKK	4,245,000	USD	676,583	01/09/2018	—	(7,835)
	EUR	340,000	USD	404,629	01/09/2018	—	(3,466)
	NOK	5,186,000	USD	629,800	01/09/2018	—	(1,947)
	NZD	54,000	USD	36,912	01/09/2018	—	(1,355)
	SEK	3,311,000	USD	396,088	01/09/2018	—	(7,682)
	USD	8,346	AUD	11,000	01/09/2018	237	—
	USD	113,174	DKK	710,000	01/09/2018	1,299	—
	USD	20,314	GBP	15,000	01/09/2018	—	(58)
	USD	24,790	JPY	2,774,000	01/09/2018	—	(166)
	USD	106,266	NOK	875,000	01/09/2018	324	—
	USD	175,645	SEK	1,465,000	01/09/2018	3,009	—
	USD	75,189	ZAR	1,035,000	01/09/2018	8,386	—
	ZAR	8,083,000	USD	587,201	01/09/2018	—	(65,493)

						13,255	(88,002)

Royal Bank of Canada	AUD	15,000	USD	11,386	01/09/2018	—	(318)
	CAD	952,000	USD	738,177	01/09/2018	—	(19,320)
	USD	365,986	CAD	472,000	01/09/2018	9,580	—

						9,580	(19,638)

Standard Chartered Bank	NOK	203,000	USD	24,274	01/09/2018	—	(455)
	USD	27,800	HKD	217,000	01/09/2018	—	(22)

						—	(477)

State Street Bank and Trust Company	AUD	198,000	USD	149,550	01/09/2018	—	(4,938)
	CAD	144,000	USD	112,102	01/09/2018	—	(2,478)
	EUR	3,000	USD	3,543	01/09/2018	—	(57)
	GBP	39,000	USD	52,335	01/09/2018	—	(331)
	JPY	3,004,000	USD	26,614	01/09/2018	—	(53)
	MXN	1,013,000	USD	53,981	01/09/2018	2,520	—
	NZD	6,000	USD	4,270	01/09/2018	18	—
	USD	19,013	EUR	16,000	01/09/2018	192	—
	USD	3,184	SEK	27,000	01/09/2018	109	—
	USD	614,819	ZAR	7,861,000	01/09/2018	19,949	—
	ZAR	7,863,000	USD	614,975	01/09/2018	—	(19,954)

						22,788	(27,811)

Toronto Dominion Bank	AUD	859,000	USD	651,700	01/09/2018	—	(18,528)
	EUR	350,000	USD	415,985	01/09/2018	—	(4,112)
	JPY	2,601,000	USD	23,121	02/07/2018	—	(1)
	SEK	2,710,000	USD	325,153	01/09/2018	—	(5,327)

63

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PORTFOLIO OF INVESTMENTS — December 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	332,299	AUD	438,000	01/09/2018	$9,447	$—
	USD	175,654	SEK	1,464,000	01/09/2018	2,878	—
	USD	18,050	EUR	15,000	02/07/2018	—	(16)

						12,325	(27,984)

USB AG	CHF	12,000	USD	12,227	01/09/2018	—	(92)
	SEK	114,000	USD	13,460	01/09/2018	—	(442)

						—	(534)

Net Unrealized Appreciation/(Depreciation)						$208,709	$(253,456)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CNY — Chinese Yuan

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound Sterling

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean won

MXN — Mexican Peso

MYR — Myalaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,583,191	$5,163,592	**	$—	$18,746,783
Exchange-Traded Funds	105,177	—		—	105,177
Foreign Government Obligations	—	5,648,777		—	5,648,777
U.S. Government Treasuries	—	2,988,990		—	2,988,990
Short-Term Investment Securities	—	99,795		—	99,795
Repurchase Agreements	—	3,965,000		—	3,965,000

Total Investments at Value	$13,688,368	$17,866,154		$—	$31,554,522

Other Financial Instruments:+
Futures Contracts	$2,403	$—		$—	$2,403
Forward Foreign Currency Contracts	—	208,709		—	208,709

	$2,403	$208,709		$—	$211,112

LIABILITIES
Other Financial Instruments:+
Futures Contracts	$1,258	$—		$—	$1,258
Forward Foreign Currency Contracts	—	253,456		—	253,456

	$1,258	$253,456		$—	$254,714

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Repesents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,885,329 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

64

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STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2017

	SA Wellington Government and Quality Bond Portfolio††	SA Edge Asset Allocation Portfolio††	SA Wellington Growth and Income Portfolio††	SA Wellington Growth Portfolio††
ASSETS:
Investments at value (unaffiliated)*	$1,552,012,696	$194,346,918	$200,602,981	$396,172,843
Repurchase agreements (cost approximates value)	180,795,000	2,101,000	2,560,000	4,700,000
Cash	2,482	11,606	2,320	992
Foreign cash*	—	—	—	14,895
Cash collateral for futures contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	23,768,564	306,810	—	6,318
Dividends and interest	7,971,306	784,734	139,029	436,872
Investments sold	—	511,706	—	—
Investments sold on an extended settlement basis	9,051,696	—	—	—
Prepaid expenses and other assets	6,778	5,008	4,803	5,180
Due from adviser	—	4,633	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—

Total assets	1,773,608,522	198,072,415	203,309,133	401,337,100

LIABILITIES:
Payable for:
Fund shares redeemed	2,237,684	195,317	665,488	1,302,047
Investments purchased	—	193,779	367,974	303,032
Investments purchased on an extended settlement basis	180,258,012	—	—	—
Investment advisory and management fees	703,462	111,312	115,875	245,327
Service fees — Class 2	3,475	1,884	—	2,290
Service fees — Class 3	155,268	13,791	—	21,343
Transfer agent fees and expenses	630	373	115	516
Trustees’ fees and expenses	6,487	1,225	1,194	1,935
Other accrued expenses	264,323	93,826	69,439	103,772
Variation margin on futures contracts	79,016	—	—	—
Due to custodian for foreign cash*	—	—	—	—
Due to broker	8,686	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Forward sales contracts, at value#	9,044,730	—	—	—

Total liabilities	192,761,773	611,507	1,220,085	1,980,262

Net Assets	$1,580,846,749	$197,460,908	$202,089,048	$399,356,838

NET ASSETS REPRESENTED BY:
Capital paid-in	$1,538,585,790	$163,627,606	$131,207,421	$294,591,204
Accumulated undistributed net investment income (loss)	24,776,826	4,346,642	1,590,017	3,443,257
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	(2,241,214)	8,507,802	19,391,696	39,147,112
Unrealized appreciation (depreciation) on investments	19,381,666	20,978,737	49,899,914	62,175,747
Unrealized appreciation (depreciation) on futures contracts	336,715	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	121	—	(482)
Unrealized appreciation (depreciation) on forward sales contracts	6,966	—	—	—

NET ASSETS	$1,580,846,749	$197,460,908	$202,089,048	$399,356,838

Class 1 (unlimited shares authorized):
Net assets	$801,507,139	$117,878,730	$202,089,048	$281,486,000
Shares of beneficial interest issued and outstanding	53,303,150	8,260,326	13,391,437	9,047,815
Net asset value, offering and redemption price per share	$15.04	$14.27	$15.09	$31.11

Class 2 (unlimited shares authorized):
Net assets	$27,824,011	$14,758,153	$—	$18,004,867
Shares of beneficial interest issued and outstanding	1,845,992	1,035,528	—	578,008
Net asset value, offering and redemption price per share	$15.07	$14.25	$—	$31.15

Class 3 (unlimited shares authorized):
Net assets	$751,515,599	$64,824,025	$—	$99,865,971
Shares of beneficial interest issued and outstanding	50,115,143	4,580,519	—	3,213,967
Net asset value, offering and redemption price per share	$15.00	$14.15	$—	$31.07

* Cost
Investments (unaffiliated)	$1,532,631,030	$173,368,181	$150,703,067	$333,997,096

Foreign cash	$—	$—	$—	$14,896

# Proceeds from forward sales contracts	$9,051,696	$—	$—	$—

††	See Note 1

See Notes to Financial Statements

65

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2017 — (continued)

	SA Wellington Capital Appreciation Portfolio††	SA Wellington Natural Resources Portfolio††	SA BlackRock Multi-Asset Income Portfolio	SA Wellington Multi-Asset Income Portfolio††
ASSETS:
Investments at value (unaffiliated)*	$1,356,274,074	$114,599,500	$34,135,343	$27,589,522
Repurchase agreements (cost approximates value)	6,085,000	375,000	—	3,965,000
Cash	949,310	2,741	22,777	21,645
Foreign cash*	22	1,087	107,251	—
Cash collateral for futures contracts	—	—	96,970	—
Due from broker	—	—	—	29,422
Receivable for:
Fund shares sold	339	3,706	447,977	77,612
Dividends and interest	197,202	176,786	8	54,880
Investments sold	13,026,963	115,098	—	29,688
Investments sold on an extended settlement basis	—	—	—	—
Prepaid expenses and other assets	7,751	4,939	4,651	4,644
Due from adviser	4,209	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	26,331	24,372
Variation margin on futures contracts	—	—	1,406	1,187
Unrealized appreciation on forward foreign currency contracts	—	—	—	208,709

Total assets	1,376,544,870	115,278,857	34,842,714	32,006,681

LIABILITIES:
Payable for:
Fund shares redeemed	11,516,827	1,996,263	21,875	14,279
Investments purchased	13,811,660	204,578	—	94,707
Investments purchased on an extended settlement basis	—	—	—	23,086
Investment advisory and management fees	816,314	70,238	28,615	25,974
Service fees — Class 2	6,432	837	—	—
Service fees — Class 3	139,366	15,782	3,626	2,622
Transfer agent fees and expenses	573	430	201	201
Trustees’ fees and expenses	5,342	907	604	584
Other accrued expenses	198,625	64,953	62,686	96,579
Variation margin on futures contracts	—	—	13,428	2,430
Due to custodian for foreign cash*	—	—	—	18,190
Due to broker	—	—	3,862	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	253,456
Forward sales contracts, at value#	—	—	—	—

Total liabilities	26,495,139	2,353,988	134,897	532,108

Net Assets	$1,350,049,731	$112,924,869	$34,707,817	$31,474,573

NET ASSETS REPRESENTED BY:
Capital paid-in	$861,749,497	$163,500,375	$33,985,760	$28,496,793
Accumulated undistributed net investment income (loss)	—	2,340,423	831,459	(85,145)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	191,525,561	(64,191,732)	(600,452)	853,746
Unrealized appreciation (depreciation) on investments	296,775,882	11,274,936	507,316	2,252,106
Unrealized appreciation (depreciation) on futures contracts	—	—	(18,136)	1,145
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,209)	867	1,870	(44,072)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

NET ASSETS	$1,350,049,731	$112,924,869	$34,707,817	$31,474,573

Class 1 (unlimited shares authorized):
Net assets	$656,955,198	$30,579,771	$16,571,894	$18,243,527
Shares of beneficial interest issued and outstanding	14,049,833	1,488,691	2,544,861	2,241,072
Net asset value, offering and redemption price per share	$46.76	$20.54	$6.51	$8.14

Class 2 (unlimited shares authorized):
Net assets	$50,028,062	$6,807,142	$—	$—
Shares of beneficial interest issued and outstanding	1,115,561	331,959	—	—
Net asset value, offering and redemption price per share	$44.85	$20.51	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$643,066,471	$75,537,956	$18,135,923	$13,231,046
Shares of beneficial interest issued and outstanding	14,743,490	3,703,287	2,812,545	1,629,555
Net asset value, offering and redemption price per share	$43.62	$20.40	$6.45	$8.12

* Cost
Investments (unaffiliated)	$1,059,498,192	$103,324,564	$33,628,027	$25,337,416

Foreign cash	$22	$1,084	$105,381	$(18,030)

# Proceeds from forward sales contracts	$—	$—	$—	$—

††	See Note 1

See Notes to Financial Statements

66

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2017

	SA Wellington Government and Quality Bond Portfolio††	SA Edge Asset Allocation Portfolio††	SA Wellington Growth and Income Portfolio††	SA Wellington Growth Portfolio††
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$2,843,941	$3,023,792	$6,860,826
Interest (unaffiliated)	38,207,728	2,747,962	17,019	42,639

Total investment income*	38,207,728	5,591,903	3,040,811	6,903,465

EXPENSES:
Investment advisory and management fees	8,300,979	1,299,842	1,312,490	2,980,737
Service fee:
Class 2	43,239	22,052	—	27,186
Class 3	1,871,105	154,391	—	247,073
Transfer agent fees and expenses	3,686	2,182	685	3,082
Custodian and accounting fees	226,878	62,317	29,537	58,037
Reports to shareholders	243,122	25,888	24,874	50,762
Audit and tax fees	50,963	46,487	39,876	39,975
Legal fees	60,582	22,389	21,521	27,754
Trustees’ fees and expenses	77,191	9,530	9,425	20,189
Interest expense	45	—	—	—
Other expenses	37,497	20,782	12,799	18,944

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	10,915,287	1,665,860	1,451,207	3,473,739
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	—
Fees paid indirectly (Note 4)	—	(448)	(414)	(1,440)

Net expenses	10,915,287	1,665,412	1,450,793	3,472,299

Net investment income (loss)	27,292,441	3,926,491	1,590,018	3,431,166

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	2,232,080	9,485,089	19,426,329	45,156,082
Futures contracts	(1,227,242)	—	—	—
Forward contracts	—	—	—	—
Forward sales contracts	(422)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(2,657)	—	10,373

Net realized gain (loss) on investments and foreign currencies	1,004,416	9,482,432	19,426,329	45,166,455

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	14,287,816	11,639,463	21,151,154	26,291,918
Futures contracts	826,403	—	—	—
Forward contracts	—	—	—	—
Forward sales contracts	18,018	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	367	—	2,987

Net unrealized gain (loss) on investments and foreign currencies	15,132,237	11,639,830	21,151,154	26,294,905

Net realized and unrealized gain (loss) on investments and foreign currencies	16,136,653	21,122,262	40,577,483	71,461,360

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,429,094	$25,048,753	$42,167,501	$74,892,526

* Net of foreign withholding taxes on interest and dividends of	$—	$108,440	$—	$51,262

††	See Note 1

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2017 — (continued)

	SA Wellington Capital Appreciation Portfolio††	SA Wellington Natural Resources Portfolio††	SA BlackRock Multi-Asset Income Portfolio	SA Wellington Multi-Asset Income Portfolio††
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,275,049	$2,548,400	$986,111	$236,567
Interest (unaffiliated)	94,180	9,987	868	159,845

Total investment income*	10,369,229	2,558,387	986,979	396,412

EXPENSES:
Investment advisory and management fees	9,268,687	835,305	270,172	228,493
Service fee:
Class 2	72,726	9,850	—	—
Class 3	1,581,555	188,935	25,287	12,472
Transfer agent fees and expenses	3,438	2,568	1,198	1,153
Custodian and accounting fees	167,004	37,463	25,127	68,834
Reports to shareholders	159,613	14,094	3,506	3,526
Audit and tax fees	40,403	40,806	45,682	54,631
Legal fees	66,057	22,400	18,602	16,908
Trustees’ fees and expenses	63,044	5,428	1,245	1,020
Interest expense	3,099	657	82	—
Other expenses	33,634	11,509	9,161	18,774

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	11,459,260	1,169,015	400,062	405,811
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	(217,993)	(196,836)
Fees paid indirectly (Note 4)	(7,333)	(2,620)	—	(301)

Net expenses	11,451,927	1,166,395	182,069	208,674

Net investment income (loss)	(1,082,698)	1,391,992	804,910	187,738

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	193,935,454	13,385,808	68,811	1,226,505
Futures contracts	—	—	8,463	(4,752)
Forward contracts	—	—	—	(347,838)
Forward sales contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	3,649	(28,354)	1,667	(21,756)

Net realized gain (loss) on investments and foreign currencies	193,939,103	13,357,454	78,941	852,159

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	175,967,174	801,823	724,213	2,288,530
Futures contracts	—	—	(33,830)	(2,257)
Forward contracts	—	—	—	(53,959)
Forward sales contracts	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,106	5,064	2,471	2,340

Net unrealized gain (loss) on investments and foreign currencies	175,968,280	806,887	692,854	2,234,654

Net realized and unrealized gain (loss) on investments and foreign currencies	369,907,383	14,164,341	771,795	3,086,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$368,824,685	$15,556,333	$1,576,705	$3,274,551

* Net of foreign withholding taxes on interest and dividends of	$27,824	$162,560	$—	$16,153

††	See Note 1

See Notes to Financial Statements

68

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA Wellington Government and Quality Bond Portfolio††		SA Edge Asset Allocation Portfolio††
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$27,292,441	$23,034,160	$3,926,491	$4,398,740
Net realized gain (loss) on investments and foreign currencies	1,004,416	4,348,141	9,482,432	16,281,104
Net unrealized gain (loss) on investments and foreign currencies	15,132,237	(13,414,205)	11,639,830	(1,596,844)

Net increase (decrease) in net assets resulting from operations	43,429,094	13,968,096	25,048,753	19,083,000

Distributions to shareholders from:
Net investment income — Class 1	(15,249,773)	(11,978,279)	(3,131,567)	(3,389,965)
Net investment income — Class 2	(460,942)	(396,655)	(365,901)	(355,697)
Net investment income — Class 3	(11,978,648)	(9,174,742)	(1,560,566)	(1,438,810)
Net realized gain on securities — Class 1	—	(5,774,272)	(9,535,981)	(8,425,822)
Net realized gain on securities — Class 2	—	(220,098)	(1,175,991)	(940,283)
Net realized gain on securities — Class 3	—	(5,342,475)	(5,167,716)	(3,929,409)

Total distributions to shareholders	(27,689,363)	(32,886,521)	(20,937,722)	(18,479,986)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(45,330,193)	195,750,084	1,575,244	(1,708,334)

Total increase (decrease) in net assets	(29,590,462)	176,831,659	5,686,275	(1,105,320)

NET ASSETS:
Beginning of period	1,610,437,211	1,433,605,552	191,774,633	192,879,953

End of period†	$1,580,846,749	$1,610,437,211	$197,460,908	$191,774,633

† Includes accumulated undistributed net investment income (loss)	$24,776,826	$23,501,020	$4,346,642	$4,829,424

††	See Note 1

See Notes to Financial Statements

69

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Wellington Growth and Income Portfolio††		SA Wellington Growth Portfolio††
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,590,018	$1,468,614	$3,431,166	$4,273,459
Net realized gain (loss) on investments and foreign currencies	19,426,329	5,822,225	45,166,455	95,304
Net unrealized gain (loss) on investments and foreign currencies	21,151,154	6,171,019	26,294,905	34,074,675

Net increase (decrease) in net assets resulting from operations	42,167,501	13,461,858	74,892,526	38,443,438

Distributions to shareholders from:
Net investment income — Class 1	(1,468,614)	(1,508,117)	(3,181,040)	(3,542,071)
Net investment income — Class 2	—	—	(179,962)	(154,055)
Net investment income — Class 3	—	—	(909,640)	(736,076)
Net realized gain on securities — Class 1	(5,686,009)	(8,736,288)	—	(23,881,716)
Net realized gain on securities — Class 2	—	—	—	(1,265,960)
Net realized gain on securities — Class 3	—	—	—	(6,824,524)

Total distributions to shareholders	(7,154,623)	(10,244,405)	(4,270,642)	(36,404,402)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(28,224,852)	(9,098,275)	(129,423,170)	(187,467,993)

Total increase (decrease) in net assets	6,788,026	(5,880,822)	(58,801,286)	(185,428,957)

NET ASSETS:
Beginning of period	195,301,022	201,181,844	458,158,124	643,587,081

End of period†	$202,089,048	$195,301,022	$399,356,838	$458,158,124

† Includes accumulated undistributed net investment income (loss)	$1,590,017	$1,468,613	$3,443,257	$4,270,644

††	See Note 1

See Notes to Financial Statements

70

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Wellington Capital Appreciation Portfolio††		SA Wellington Natural Resources Portfolio††
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,082,698)	$(4,489,265)	$1,391,992	$2,034,806
Net realized gain (loss) on investments and foreign currencies	193,939,103	106,446,340	13,357,454	(13,392,712)
Net unrealized gain (loss) on investments and foreign currencies	175,968,280	(75,846,166)	806,887	46,046,995

Net increase (decrease) in net assets resulting from operations	368,824,685	26,110,909	15,556,333	34,689,089

Distributions to shareholders from:
Net investment income — Class 1	—	—	(741,662)	(1,228,880)
Net investment income — Class 2	—	—	(155,460)	(285,068)
Net investment income — Class 3	—	—	(1,728,297)	(3,103,813)
Net realized gain on securities — Class 1	(49,894,633)	(79,138,273)	—	—
Net realized gain on securities — Class 2	(3,970,623)	(6,106,794)	—	—
Net realized gain on securities — Class 3	(52,854,508)	(78,677,347)	—	—

Total distributions to shareholders	(106,719,764)	(163,922,414)	(2,625,419)	(4,617,761)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(127,534,144)	(43,679,567)	(16,617,506)	(67,833,812)

Total increase (decrease) in net assets	134,570,777	(181,491,072)	(3,686,592)	(37,762,484)

NET ASSETS:
Beginning of period	1,215,478,954	1,396,970,026	116,611,461	154,373,945

End of period†	$1,350,049,731	$1,215,478,954	$112,924,869	$116,611,461

† Includes accumulated undistributed net investment income (loss)	$—	$62	$2,340,423	$2,000,394

††	See Note 1

See Notes to Financial Statements

71

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA BlackRock Multi-Asset Income Portfolio		SA Wellington Multi-Asset Income Portfolio††
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$804,910	$604,497	$187,738	$168,158
Net realized gain (loss) on investments and foreign currencies	78,941	(589,867)	852,159	(196,034)
Net unrealized gain (loss) on investments and foreign currencies	692,854	1,184,344	2,234,654	321,388

Net increase (decrease) in net assets resulting from operations	1,576,705	1,198,974	3,274,551	293,512

Distributions to shareholders from:
Net investment income — Class 1	(338,865)	(602,539)	(47,644)	(327,391)
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3††	(278,965)	(87,907)	(18,628)	—
Net realized gain on securities — Class 1	—	(1,641,430)	—	(1,294,134)
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3††	—	(240,617)	—	—

Total distributions to shareholders	(617,830)	(2,572,493)	(66,272)	(1,621,525)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	11,476,542	4,721,729	10,780,352	(72,979)

Total increase (decrease) in net assets	12,435,417	3,348,210	13,988,631	(1,400,992)

NET ASSETS:
Beginning of period	22,272,400	18,924,190	17,485,942	18,886,934

End of period†	$34,707,817	$22,272,400	$31,474,573	$17,485,942

† Includes accumulated undistributed net investment income (loss)	$831,459	$617,827	$(85,145)	$(120,868)

††	See Note 1

See Notes to Financial Statements

72

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

Class 3 shares of SA Wellington Multi-Asset Income Portfolio commenced operations effective September 26, 2016.

Effective October 9, 2017, certain Portfolios’ names changed as shown in the chart below to reflect the “New Portfolio Name.” The Portfolio maintains its current investment adviser. In addition, there were no changes in the Portfolios’ investment goals, strategies, or portfolio managers in connection with the renaming.

Current Portfolio Name	New Portfolio Name
Government and Quality Bond Portfolio	SA Wellington Government and Quality Bond Portfolio
Asset Allocation Portfolio	SA Edge Asset Allocation Portfolio
Growth and Income Portfolio	SA Wellington Growth and Income Portfolio
Growth Portfolio	SA Wellington Growth Portfolio
Capital Appreciation Portfolio	SA Wellington Capital Appreciation Portfolio
Natural Resources Portfolio	SA Wellington Natural Resources Portfolio
Strategic Multi-Asset Portfolio	SA Wellington Multi-Asset Income Portfolio

The investment goal for each Portfolio is as follows:

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Edge Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The SA Wellington Growth and Income Portfolio seeks to provide long-term capital appreciation and current income. Its strategy is to invest at least 65% of total assets in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The SA Wellington Growth Portfolio seeks capital appreciation. Its strategy is to invest in a portfolio of common stocks of companies that is widely diversified by industry and company.

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

73

The SA Wellington Natural Resources Portfolio seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. Its strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation. Its strategy is to actively allocate the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The SA Wellington Multi-Asset Income Portfolio seeks high long-term total investment return. Its strategy is to actively allocate the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2017, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Multi-Asset Income Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

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A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond, SA BlackRock Multi-Asset Income and the SA Wellington Multi-Asset Income Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction

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may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended December 31, 2017. For a detailed presentation of derivatives held as of December 31, 2017, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)(4)
SA Wellington Government and Quality Bond	$—	$—	$—	$—	$—
SA BlackRock Multi-Asset Income	1,406	—	—	—	1,406
SA Wellington Multi-Asset Income	1,187	—	208,709	—	209,896

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)(4)
SA Wellington Government and Quality Bond	$79,016	$—	$—	$—	$79,016
SA BlackRock Multi-Asset Income	4,203	4,125	—	5,100	13,428
SA Wellington Multi-Asset Income	—	2,430	253,456	—	255,886

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$336,715
SA BlackRock Multi-Asset Income	(18,136)
SA Wellington Multi-Asset Income	1,145

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)
SA Wellington Government and Quality Bond	$(1,227,242)	$—	$—	$—	$(1,227,242)
SA BlackRock Multi-Asset Income	(40,890)	87,240	—	(37,887)	8,463
SA Wellington Multi-Asset Income	4,290	(9,042)	(347,838)	—	(352,590)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(3)	Futures Contracts(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(3)
SA Wellington Government and Quality Bond	$826,403	$—	$—	$—	$826,403
SA BlackRock Multi-Asset Income	(6,898)	(8,970)	—	(17,962)	(33,830)
SA Wellington Multi-Asset Income	(1,258)	(999)	(53,959)	—	(56,216)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

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The following table represents the average monthly balances of derivatives held during the year ended December 31, 2017.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Wellington Government and Quality Bond	$63,723,741	$—
SA BlackRock Multi-Asset Income	5,384,468	—
SA Wellington Multi-Asset Income	706,020	24,175,217

(1)	Amounts represent notional amounts in US dollars.

The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of December 31, 2017. The repurchase agreements held by the Portfolios as of December 31, 2017, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Wellington Multi-Asset Income Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total
Australia and New Zealand Banking Group Ltd.	$—	$—	$—	$—	$70	$—	$—	$70	$(70)	$—	$(70)
Bank of America, N.A.	85,048	—	—	85,048	49,903	—	—	49,903	35,145	—	35,145
Barclays Bank PLC	19	—	—	19	3,330	—	—	3,330	(3,311)	—	(3,311)
BNP Paribas SA	36	—	—	36	34	—	—	34	2	—	2
Canadian Imperial Bank of Commerce	1,564	—	—	1,564	—	—	—	—	1,564	—	1,564
Citibank N.A.	27,103	—	—	27,103	15,270	—	—	15,270	11,833	—	11,833
Goldman Sachs International	29,042	—	—	29,042	17,278	—	—	17,278	11,764	—	11,764
HSBC Bank USA	3,976	—	—	3,976	120	—	—	120	3,856	—	3,856
JPMorgan Chase Bank	3,973	—	—	3,973	3,005	—	—	3,005	968	—	968
Morgan Stanley and Co. International PLC	13,255	—	—	13,255	88,002	—	—	88,002	(74,747)	—	(74,747)
Royal Bank of Canada	9,580	—	—	9,580	19,638	—	—	19,638	(10,058)	—	(10,058)
Standard Chartered Bank	—	—	—	—	477	—	—	477	(477)	—	(477)
State Street Bank and Trust Company	22,788	—	—	22,788	27,811	—	—	27,811	(5,023)	—	(5,023)
Toronto Dominion Bank	12,325	—	—	12,325	27,984	—	—	27,984	(15,659)	—	(15,659)
UBS AG	—	—	—	—	534	—	—	534	(534)	—	(534)

	$208,709	$—	$—	$208,709	$253,456	$—	$—	$253,456	$(44,747)	$—	$(44,747)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest,

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dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016 or expected to be taken in each Portfolio’s 2017 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

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As of December 31, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	61.66%	$27,745,000
SA Wellington Growth and Income	0.87	390,000
SA Wellington Growth	1.60	720,000
SA Wellington Capital Appreciation	2.07	930,000
SA Wellington Natural Resources	0.12	55,000
SA Wellington Multi-Asset Income	1.34	605,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 29, 2017, bearing interest at a rate of 1.38% per annum, with a principal amount of $45,000,000, a repurchase price of $45,006,900, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	09/30/2021	$47,460,900	$45,894,320

As of December 31, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	61.66%	$30,830,000
SA Wellington Growth and Income	0.87	435,000
SA Wellington Growth	1.60	800,000
SA Wellington Capital Appreciation	2.07	1,035,000
SA Wellington Natural Resources	0.12	60,000
SA Wellington Multi-Asset Income	1.35	675,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 29, 2017, bearing interest at a rate of 1.35% per annum, with a principal amount of $50,000,000, a repurchase price of $50,007,500, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	11/15/2026	$52,646,000	$50,985,545

As of December 31, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	61.68%	$52,430,000
SA Wellington Growth and Income	0.89	755,000
SA Wellington Growth	1.61	1,370,000
SA Wellington Capital Appreciation	2.09	1,775,000
SA Wellington Natural Resources	0.14	120,000
SA Wellington Multi-Asset Income	1.36	1,160,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 29, 2017, bearing interest at a rate of 1.35% per annum, with a principal amount of $85,000,000, a repurchase price of $85,012,750, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$87,944,000	$86,671,643

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As of December 31, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	61.65%	$20,460,000
SA Wellington Growth and Income	0.86	285,000
SA Wellington Growth	1.60	530,000
SA Wellington Capital Appreciation	2.06	685,000
SA Wellington Natural Resources	0.12	40,000
SA Wellington Multi-Asset Income	1.34	445,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 29, 2017, bearing interest at a rate of 1.39% per annum, with a principal amount of $33,185,000, a repurchase price of $33,190,125, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	08/15/2019	$32,518,000	$33,857,416

As of December 31, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	61.66%	$49,330,000
SA Wellington Growth and Income	0.87	695,000
SA Wellington Growth	1.60	1,280,000
SA Wellington Capital Appreciation	2.08	1,660,000
SA Wellington Natural Resources	0.13	100,000
SA Wellington Multi-Asset Income	1.35	1,080,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 29, 2017, bearing interest at a rate of 1.34% per annum, with a principal amount of $80,000,000, a repurchase price of $80,011,911, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	10/31/2018	$81,840,000	$81,664,044

Mortgage-Backed Dollar Rolls: During the period ended, the Government and Quality Bond Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA roll transaction may not exceed the transaction costs. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities (including TBA securities) that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended December 31, 2017, the SA Wellington Government and Quality Bond Portfolio purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an

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interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

SA Edge Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

SA Wellington Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

SA Wellington Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

SA Wellington Natural Resources	> $0	.750%

SA BlackRock Multi-Asset Income(1)(2)	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

SA Wellington Multi-Asset Income	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement will continue in effect until April 30, 2018. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement. SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

For the year ended December 31, 2017, the amount of investment advisory fees waived was $141,142 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

Wellington Management Company LLP (“Wellington Management”) EDGE Asset Management a specialized boutique of Principal Global Investors, LLC (“EDGE” or “Edge Asset Management”) and BlackRock Investment Management, LLC (“BlackRock”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management, EDGE and BlackRock manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management, EDGE and BlackRock are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management, EDGE and BlackRock fees out of advisory fees it receives from the Portfolios.

The subadvisory fees paid to Wellington Management for all Portfolios except SA Edge Asset Allocation which is paid to EDGE and SA BlackRock Multi-Asset Income which is paid to BlackRock, are as follows:

Portfolio	Average Daily Net Assets	Subadvisory Fee
SA Wellington Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

Portfolio	Average Daily Net Assets	Subadvisory Fee

SA Edge Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

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Portfolio	Average Daily Net Assets	Subadvisory Fee
SA Wellington Growth and Income	$0-$50 million	.325%
	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

SA Wellington Growth	$0-$50 million	.325%
	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

SA Wellington Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Portfolio	Average Daily Net Assets	Subadvisory Fee

SA Wellington Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%
SA BlackRock Multi-Asset Income(1)	$0-$100 million	.425%
	> $100 million	.400%
	> $500 million	.375%
	> $1 billion	.350%

SA Wellington Multi-Asset Income	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

(1)	BlackRock has agreed to a contractual fee waiver arrangement pursuant to which it will waive all or a portion of its subadvisory fee in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. Notwithstanding the foregoing, the subadvisory fee waiver will not exceed 100% of the subadvisory fee.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the year ended December 31, 2017, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses for the SA BlackRock Multi-Asset Income Portfolio until April 30, 2018, so that the annual operating expenses does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. Further, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Multi-Asset Income Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any voluntary or contractual waivers or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and SA Wellington Multi-Asset Income Portfolios, with the exception of management fee waivers, are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2018, only with the approval of the Board. For the year ended December 31, 2017, pursuant to the contractual and voluntary expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$47,579
SA BlackRock Multi-Asset Income — Class 3	29,272
SA Wellington Multi-Asset Income — Class 1	153,739
SA Wellington Multi-Asset Income — Class 3	43,097

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For the year ended December 31, 2017, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2017	December 31, 2018	December 31, 2019
SA BlackRock Multi-Asset Income — Class 1	$—	$63,107	$47,579
SA BlackRock Multi-Asset Income — Class 3	—	5,420	29,272
SA Wellington Multi-Asset Income — Class 1	—	178,941	153,739
SA Wellington Multi-Asset Income — Class 3	—	1,793	43,097

At December 31, 2017, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate portfolio
SA Wellington Government and Quality Bond	2.51%	54.06%	0.14%	31.40%	9.86%	0.58%	0.10%	0.75%	0.59%
SA Edge Asset Allocation	3.49	96.49	0.02	—	—	—	—	—	—
SA Wellington Growth and Income	0.14	4.08	—	95.55	—	—	—	—	—
SA Wellington Growth	2.35	66.73	0.00	30.45	—	—	—	—	—
SA Wellington Capital Appreciation	2.64	83.98	0.09	13.02	—	—	—	—	—
SA Wellington Natural Resources	4.41	95.36	0.02	—	—	—	—	—	—
SA BlackRock Multi-Asset Income	3.18	91.57	1.32	—	—	—	—	—	—
SA Wellington Multi-Asset Income	3.22	90.29	0.54	—	—	—	—	—	—
Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended December 31, 2017, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the year ended December 31, 2017 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA Wellington Government and Quality Bond	$238,994,790	$140,482,189	$279,059,612	$466,376,920
SA Edge Asset Allocation	63,598,566	75,172,389	7,325,902	7,066,471
SA Wellington Growth and Income	60,533,888	93,468,015	—	—
SA Wellington Growth	219,655,900	347,422,835	—	—
SA Wellington Capital Appreciation	1,009,402,683	1,221,756,631	—	—
SA Wellington Natural Resources	148,832,079	168,767,774	—	—
SA BlackRock Multi-Asset Income	14,034,405	3,026,420	—	—
SA Wellington Multi-Asset Income	28,098,904	23,647,348	3,433,406	772,583

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Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2017
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Wellington Government and Quality Bond	$30,640,542	$—	$16,169,430	$27,689,363	$—
SA Edge Asset Allocation	5,121,773	8,255,877	20,425,472	5,343,270	15,594,452
SA Wellington Growth and Income	3,704,368	17,337,862	49,839,397	1,468,614	5,686,009
SA Wellington Growth	17,348,925	30,079,188	57,301,335	4,270,642	—
SA Wellington Capital Appreciation	64,413,707	127,966,333	295,920,195	—	106,719,764
SA Wellington Natural Resources	2,352,300	(62,936,507)	10,008,701	2,625,419	—
SA BlackRock Multi-Asset Income	831,462	(390,932)	281,526	617,830	—
SA Wellington Multi-Asset Income	295,006	605,201	2,168,392	66,272	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For the year ended December 31, 2016
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Wellington Government and Quality Bond	$32,285,974	$600,547
SA Edge Asset Allocation	5,184,472	13,295,515
SA Wellington Growth and Income	1,508,117	8,736,288
SA Wellington Growth	15,264,717	21,139,685
SA Wellington Capital Appreciation	—	163,922,414
SA Wellington Natural Resources	4,617,761	—
SA BlackRock Multi-Asset Income	1,253,545	1,318,948
SA Wellington Multi-Asset Income	327,391	1,294,134

As of December 31, 2017, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Portfolio	Unlimited†
	ST	LT
SA Wellington Government and Quality Bond	$—	$—
SA Edge Asset Allocation	—	—
SA Wellington Growth and Income	—	—
SA Wellington Growth	—	—
SA Wellington Capital Appreciation	—	—
SA Wellington Natural Resources	737,946	62,198,561
SA BlackRock Multi-Asset Income	153,848	237,084
SA Wellington Multi-Asset Income	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

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The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2017.

Portfolio	Capital Loss Carryforward Utilized
SA Wellington Government and Quality Bond	$1,835,009
SA Edge Asset Allocation	—
SA Wellington Growth and Income	—
SA Wellington Growth	778,348
SA Wellington Capital Appreciation	—
SA Wellington Natural Resources	9,019,497
SA BlackRock Multi-Asset Income	6,813
SA Wellington Multi-Asset Income	19,334

For the year ended December 31, 2017, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, principal paydown adjustments, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA Wellington Government and Quality Bond	$1,672,728	$(1,672,728)	$—
SA Edge Asset Allocation	648,761	(613,760)	(35,001)
SA Wellington Growth and Income	—	—	—
SA Wellington Growth	12,089	(12,089)	—
SA Wellington Capital Appreciation	1,082,636	(1,082,636)	—
SA Wellington Natural Resources	1,573,456	(1,573,456)	—
SA BlackRock Multi-Asset Income	26,552	(26,552)	—
SA Wellington Multi-Asset Income	(85,743)	85,743	—

As of December 31, 2017, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain(Loss)	Cost of Investments
SA Wellington Government and Quality Bond	$30,910,874	$(14,748,410)	$16,162,464	$1,716,645,232
SA Edge Asset Allocation	23,742,512	(3,317,161)	20,425,351	176,022,567
SA Wellington Growth and Income	51,279,758	(1,440,361)	49,839,397	153,323,584
SA Wellington Growth	68,628,639	(11,326,822)	57,301,817	343,571,027
SA Wellington Capital Appreciation	314,589,194	(18,667,790)	295,921,404	1,066,437,670
SA Wellington Natural Resources	12,270,234	(2,262,401)	10,007,833	104,966,667
SA BlackRock Multi-Asset Income	796,366	(516,710)	279,656	33,862,566
SA Wellington Multi-Asset Income	2,390,695	(222,978)	2,167,717	29,390,213

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,903,128	$180,282,729	16,463,438	$255,626,536	126,394	$1,904,567	117,238	$1,771,349
Reinvested dividends	1,017,372	15,249,773	1,161,980	17,752,551	30,667	460,942	40,299	616,753
Shares redeemed	(14,524,066)	(218,090,472)	(6,625,265)	(101,012,243)	(376,604)	(5,682,497)	(508,394)	(7,814,507)

Net increase (decrease)	(1,603,566)	$(22,557,970)	11,000,153	$172,366,844	(219,543)	$(3,316,988)	(350,857)	$(5,426,405)

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	SA Wellington Government and Quality Bond Portfolio
	Class 3
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	6,251,874	$93,909,649	10,821,495	$164,671,712
Reinvested dividends	800,844	11,978,648	952,824	14,517,217
Shares redeemed	(8,352,882)	(125,343,532)	(9,923,325)	(150,379,284)

Net increase (decrease)	(1,300,164)	$(19,455,235)	1,850,994	$28,809,645

	SA Edge Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	93,406	$1,348,713	96,667	$1,401,937	30,244	$439,206	129,492	$1,825,334
Reinvested dividends	915,105	12,667,548	864,454	11,815,787	111,492	1,541,892	94,876	1,295,980
Shares redeemed	(1,243,714)	(18,114,585)	(1,385,211)	(19,795,991)	(147,650)	(2,160,809)	(169,051)	(2,400,137)

Net increase (decrease)	(235,203)	$(4,098,324)	(424,090)	$(6,578,267)	(5,914)	$(179,711)	55,317	$721,177

	Class 3
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	766,787	$11,113,141	1,064,143	$14,793,953
Reinvested dividends	489,822	6,728,282	395,262	5,368,219
Shares redeemed	(831,555)	(11,988,144)	(1,158,837)	(16,013,416)

Net increase (decrease)	425,054	$5,853,279	300,568	$4,148,756

	SA Wellington Growth and Income Portfolio
	Class 1
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	13,356	$186,299	275,946	$3,299,914
Reinvested dividends	509,314	7,154,623	845,709	10,244,405
Shares redeemed	(2,574,297)	(35,565,774)	(1,803,408)	(22,642,594)

Net increase (decrease)	(2,051,627)	$(28,224,852)	(681,753)	$(9,098,275)

	SA Wellington Growth Portfolio
	Class 1				Class 2
	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	51,794	$1,452,942	335,398	$8,555,325	6,814	$199,033	10,589	$271,874
Reinvested dividends	106,837	3,181,040	1,100,311	27,423,787	6,034	179,962	56,881	1,420,015
Shares redeemed	(4,197,614)	(117,877,751)	(7,949,093)	(217,345,229)	(134,234)	(3,839,771)	(126,242)	(3,294,819)

Net increase (decrease)	(4,038,983)	$(113,243,769)	(6,513,384)	$(181,366,117)	(121,386)	$(3,460,776)	(58,772)	$(1,602,930)

	Class 3
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	159,954	$4,562,603	179,653	$4,671,445
Reinvested dividends	30,570	909,640	303,471	7,560,600
Shares redeemed	(631,038)	(18,190,868)	(645,396)	(16,730,991)

Net increase (decrease)	(440,514)	$(12,718,625)	(162,272)	$(4,498,946)

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	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	76,395	$3,420,305	927,515	$35,127,045	22,748	$991,581	21,128	$821,207
Reinvested dividends	1,117,158	49,894,633	2,077,388	79,138,273	92,663	3,970,623	166,278	6,106,794
Shares redeemed	(2,600,710)	(115,576,480)	(4,613,101)	(191,732,034)	(224,134)	(9,533,616)	(210,364)	(8,212,739)

Net increase (decrease)	(1,407,157)	$(62,261,542)	(1,608,198)	$(77,466,716)	(108,723)	$(4,571,412)	(22,958)	$(1,284,738)

	Class 3
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	553,929	$22,471,447	1,305,333	$48,921,329
Reinvested dividends	1,267,915	52,854,508	2,194,848	78,677,347
Shares redeemed	(3,266,319)	(136,027,145)	(2,426,500)	(92,526,789)

Net increase (decrease)	(1,444,475)	$(60,701,190)	1,073,681	$35,071,887

	SA Wellington Natural Resources Portfolio
	Class 1				Class 2
	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,257	$764,175	126,320	$2,005,556	18,763	$347,810	10,423	$171,931
Reinvested dividends	38,966	741,662	77,441	1,228,880	8,179	155,460	17,988	285,068
Shares redeemed	(272,682)	(5,075,704)	(3,459,041)	(56,825,328)	(77,133)	(1,428,424)	(86,398)	(1,451,951)

Net increase (decrease)	(192,459)	$(3,569,867)	(3,255,280)	$(53,590,892)	(50,191)	$(925,154)	(57,987)	$(994,952)

	Class 3
	For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	455,673	$8,123,884	328,772	$5,359,222
Reinvested dividends	91,389	1,728,297	196,806	3,103,813
Shares redeemed	(1,177,483)	(21,974,666)	(1,319,530)	(21,711,003)

Net increase (decrease)	(630,421)	$(12,122,485)	(793,952)	$(13,247,968)

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2017		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	47,222	$304,064	9,426	$65,217	2,188,952	$14,067,488	723,956	$4,762,211
Reinvested dividends	52,364	338,865	362,454	2,243,969	43,507	278,965	53,421	328,524
Shares redeemed	(368,640)	(2,372,973)	(357,754)	(2,354,937)	(176,374)	(1,139,867)	(51,602)	(323,255)

Net increase (decrease)	(269,054)	$(1,730,044)	14,126	$(45,751)	2,056,085	$13,206,586	725,775	$4,767,480

	SA Wellington Multi-Asset Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2017		For September 26, 2016@ to December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,707	$127,075	21,465	$155,971	1,605,761	$12,528,914	68,991	$482,985
Reinvested dividends	6,027	47,644	232,799	1,621,525	2,361	18,628	—	—
Shares redeemed	(206,944)	(1,582,460)	(316,760)	(2,321,117)	(45,787)	(359,449)	(1,771)	(12,343)

Net increase (decrease)	(184,210)	$(1,407,741)	(62,496)	$(543,621)	1,562,335	$12,188,093	67,220	$470,642

@	Commencement of operations.

88

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the year ended December 31, 2017, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Wellington Capital Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	26	$3,099	$1,776,123	2.41%
SA Wellington Natural Resources . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	17	657	614,119	2.27

At December 31, 2017, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2017, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Natural Resources Portfolio invests primarily in securities related to natural resources, such as energy, metals, mining and forest products. The Portfolio will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

The SA Wellington Multi-Asset Income Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio and SA Edge Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sales, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the year ended December 31, 2017, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Wellington Growth	$1,888,156	$—	$—
SA Wellington Capital Appreciation	144,884	—	—
SA Wellington Natural Resources	—	201,595	50,651
SA Wellington Multi-Asset Income	23,701	—	—

89

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1#
12/31/13	$15.58	$0.21	$(0.55)	$(0.34)	$(0.38)	$(0.15)	$(0.53)	$14.71	(2.15)%	$421,167	0.59%	1.40%	184%
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58	1.40	128
12/31/15	15.18	0.21	(0.13)	0.08	(0.23)	(0.05)	(0.28)	14.98	0.58	657,562	0.57	1.39	62
12/31/16	14.98	0.24	(0.02)	0.22	(0.22)	(0.10)	(0.32)	14.88	1.42	817,141	0.57	1.59	61
12/31/17	14.88	0.28	0.16	0.44	(0.28)	—	(0.28)	15.04	2.97	801,507	0.58	1.86	33

SA Wellington Government and Quality Bond Portfolio Class 2#
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74	1.26	184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73	1.25	128
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72	1.25	62
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72	1.45	61
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72	1.72	33

SA Wellington Government and Quality Bond Portfolio Class 3#
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84	1.16	184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83	1.15	128
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82	1.14	62
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82	1.35	61
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82	1.62	33

#	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA Edge Asset Allocation Portfolio Class 1#
12/31/13	$14.15	$0.35	$2.15	$2.50	$(0.44)	$—	$(0.44)	$16.21	17.87%	$159,638	0.79%	2.29%	27%
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75	2.37	29
12/31/15	16.54	0.36	(0.66)	(0.30)	(0.49)	(1.71)	(2.20)	14.04	(1.72)	125,264	0.75	2.24	27
12/31/16	14.04	0.34	1.13	1.47	(0.42)	(1.05)	(1.47)	14.04	10.82	119,255	0.75	2.40	45
12/31/17	14.04	0.31	1.57	1.88	(0.41)	(1.24)	(1.65)	14.27	13.73	117,879	0.76	2.09	37

SA Edge Asset Allocation Portfolio Class 2#
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94	2.14	27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90	2.22	29
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90	2.09	27
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91	2.25	45
12/31/17	14.02	0.28	1.58	1.86	(0.39)	(1.24)	(1.63)	14.25	13.59	14,758	0.91	1.95	37

SA Edge Asset Allocation Portfolio Class 3#
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04	2.04	27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00	2.12	29
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00	2.00	27
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00	2.15	45
12/31/17	13.94	0.27	1.55	1.82	(0.37)	(1.24)	(1.61)	14.15	13.43	64,824	1.01	1.85	37

SA Wellington Growth and Income Portfolio Class 1#
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86	1.03	109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77	0.68	64
12/31/15	12.48	0.10	0.49	0.59	(0.06)	(0.53)	(0.59)	12.48	4.90	201,182	0.74	0.78	43
12/31/16	12.48	0.09	0.76	0.85	(0.10)	(0.58)	(0.68)	12.65	7.09	195,301	0.74	0.76	39
12/31/17	12.65	0.11	2.87	2.98	(0.11)	(0.43)	(0.54)	15.09	23.91	202,089	0.75	0.82	31

#	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17
SA Edge Asset Allocation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Edge Asset Allocation Class 2	0.00	0.00	0.00	0.00	0.00
SA Edge Asset Allocation Class 3	0.00	0.00	0.00	0.00	0.00
SA Wellington Growth and Income Class 1	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA Wellington Growth Portfolio Class 1#
12/31/13	$21.88	$0.19	$7.48	$7.67	$(0.21)	$—	$(0.21)	$29.34	35.14%		$403,439	0.77%	0.74%	78%
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48		505,595	0.74	0.68	118
12/31/15	31.36	0.22	(0.27)	(0.05)	(0.20)	(4.48)	(4.68)	26.63	0.15		521,905	0.73	0.71	73
12/31/16	26.63	0.22	1.62	1.84	(0.28)	(1.92)	(2.20)	26.27	7.37		343,850	0.75	0.83	98
12/31/17	26.27	0.26	4.93	5.19	(0.35)	—	(0.35)	31.11	19.80		281,486	0.77	0.89	54

SA Wellington Growth Portfolio Class 2#
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97		27,163	0.92	0.60	78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28		24,700	0.89	0.54	118
12/31/15	31.36	0.17	(0.26)	(0.09)	(0.14)	(4.48)	(4.62)	26.65	0.02		20,202	0.88	0.56	73
12/31/16	26.65	0.18	1.63	1.81	(0.23)	(1.92)	(2.15)	26.31	7.24		18,398	0.90	0.68	98
12/31/17	26.31	0.22	4.92	5.14	(0.30)	—	(0.30)	31.15	19.59		18,005	0.92	0.75	54

SA Wellington Growth Portfolio Class 3#
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82		126,179	1.02	0.50	78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18		115,933	0.99	0.44	118
12/31/15	31.30	0.14	(0.26)	(0.12)	(0.11)	(4.48)	(4.59)	26.59	(0.09)		101,481	0.98	0.46	73
12/31/16	26.59	0.15	1.63	1.78	(0.21)	(1.92)	(2.13)	26.24	7.11		95,910	1.00	0.58	98
12/31/17	26.24	0.19	4.91	5.10	(0.27)	—	(0.27)	31.07	19.50		99,866	1.02	0.65	54

SA Wellington Capital Appreciation Portfolio Class 1#
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80		605,894	0.75	(0.22)	105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26		668,565	0.74	(0.12)	91
12/31/15	47.38	(0.05)	3.84	3.79	—	(8.36)	(8.36)	42.81	8.72	(4)	730,504	0.74	(0.11)	66
12/31/16	42.81	(0.09)	0.93	0.84	—	(5.50)	(5.50)	38.15	1.98		589,734	0.74	(0.23)	99
12/31/17	38.15	0.02	12.31	12.33	—	(3.72)	(3.72)	46.76	32.78		656,955	0.74	0.05	77

SA Wellington Capital Appreciation Portfolio Class 2#
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62		59,470	0.90	(0.37)	105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08		56,610	0.89	(0.27)	91
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56	(4)	51,769	0.89	(0.26)	66
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85		45,012	0.89	(0.38)	99
12/31/17	36.77	(0.05)	11.85	11.80	—	(3.72)	(3.72)	44.85	32.57		50,028	0.89	(0.11)	77

SA Wellington Capital Appreciation Portfolio Class 3#
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46		625,388	1.00	(0.47)	105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96		635,020	0.99	(0.37)	91
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45	(4)	614,697	0.99	(0.36)	66
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73		580,733	0.99	(0.49)	99
12/31/17	35.87	(0.09)	11.56	11.47	—	(3.72)	(3.72)	43.62	32.46		643,066	0.99	(0.21)	77

#	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17
SA Wellington Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Wellington Growth Class 3	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 1	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00
(4)	The Portfolio’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.

See Notes to Financial Statements

92

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA Wellington Natural Resources Portfolio Class 1#
12/31/13	$22.61	$0.18	$1.12	$1.30	$(0.22)	$—	$(0.22)	$23.69	5.80%	$100,572	0.84%	0.80%	77%
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)	95,751	0.82	1.28	91
12/31/15	19.10	0.47	(4.55)	(4.08)	(0.27)	—	(0.27)	14.75	(21.39)	72,803	0.83	2.65	94
12/31/16	14.75	0.31	4.00	4.31	(0.74)	—	(0.74)	18.32	29.97	30,793	0.84	1.90	119
12/31/17	18.32	0.27	2.44	2.71	(0.49)	—	(0.49)	20.54	15.03	30,580	0.87	1.42	134

SA Wellington Natural Resources Portfolio Class 2#
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64	13,767	0.99	0.66	77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)	10,238	0.97	1.15	91
12/31/15	19.03	0.45	(4.53)	(4.08)	(0.23)	—	(0.23)	14.72	(21.47)	6,477	0.98	2.52	94
12/31/16	14.72	0.24	4.02	4.26	(0.70)	—	(0.70)	18.28	29.70	6,987	1.00	1.44	119
12/31/17	18.28	0.24	2.45	2.69	(0.46)	—	(0.46)	20.51	14.94	6,807	1.02	1.27	134

SA Wellington Natural Resources Portfolio Class 3#
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56	120,528	1.09	0.56	77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)	98,333	1.07	1.04	91
12/31/15	18.94	0.41	(4.50)	(4.09)	(0.21)	—	(0.21)	14.64	(21.61)	75,093	1.08	2.38	94
12/31/16	14.64	0.22	4.02	4.24	(0.69)	—	(0.69)	18.19	29.67	78,831	1.10	1.35	119
12/31/17	18.19	0.22	2.44	2.66	(0.45)	—	(0.45)	20.40	14.79	75,538	1.12	1.18	134

#	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17
SA Wellington Natural Resources Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Natural Resources Class 2	0.00	0.00	0.00	0.00	0.00
SA Wellington Natural Resources Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

93

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/13	$6.46	$0.06	$1.08	$1.14	$(0.08)	$—	$(0.08)	$7.52	17.67%		$22,651	1.10	(5)%	0.86	(5)%	71%
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68		22,167	1.10	(5)	0.67	(5)	88
12/31/15	8.17	0.25	(0.61)	(0.36)	(0.06)	(1.06)	(1.12)	6.69	(4.45)		18,720	0.60	(5)	3.27	(5)	152
12/31/16	6.69	0.20	0.22	0.42	(0.23)	(0.63)	(0.86)	6.25	6.51		17,581	0.58	(5)	3.00	(5)	50
12/31/17	6.25	0.19	0.21	0.40	(0.14)	—	(0.14)	6.51	6.34		16,572	0.58	(5)	2.97	(5)	11

SA BlackRock Multi-Asset Income Portfolio Class 3
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30		116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47		127	1.35	(5)	0.42	(5)	88
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	(1.11)	6.66	(4.76)		204	0.84	(5)	3.25	(5)	152
12/31/16	6.66	0.19	0.21	0.40	(0.23)	(0.63)	(0.86)	6.20	6.20		4.691	0.83	(5)	3.37	(5)	50
12/31/17	6.20	0.18	0.20	0.38	(0.13)	—	(0.13)	6.45	6.20		18,136	0.83	(5)	2.99	(5)	11

SA Wellington Multi-Asset Income Portfolio Class 1#
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65		22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04		21,067	1.42	(5)	0.54	(5)	96
12/31/15	8.60	0.06	0.03	0.09	(0.27)	(0.83)	(1.10)	7.59	1.13		18,887	1.20	(5)	0.75	(5)	82
12/31/16	7.59	0.07	0.06	0.13	(0.14)	(0.56)	(0.70)	7.02	1.85		17,015	1.08	(5)(7)	0.94	(5)	87
12/31/17	7.02	0.07	1.07	1.14	(0.02)	—	(0.02)	8.14	16.26		18,244	0.86	(5)	0.93	(5)	117

SA Wellington Multi-Asset Income Portfolio Class 3#
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	7.01	(1.13	)(8)	471	1.11	(4)(5)(7)	(0.33	)(4)(5)	87
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	(0.02)	8.12	16.08		13,231	1.11	(5)	0.43	(5)	117

#	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16		12/31/17
SA BlackRock Multi-Asset Income Class 1	0.00%	0.00%	0.00%	—%		—%
SA BlackRock Multi-Asset Income Class 3	0.00	0.00	0.00	—		—
SA Wellington Multi-Asset Income Class 1	0.00	0.00	0.00	0.00		0.00
SA Wellington Multi-Asset Income Class 3	—	—	—	0.00	(4)	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16		12/31/17
SA BlackRock Multi-Asset Income Class 1	0.44%	1.12%	1.03%	0.85%		0.80%
SA BlackRock Multi-Asset Income Class 3	0.43	1.16	1.03	0.83		0.81
SA Wellington Multi-Asset Income Class 1	—	0.28	0.55	1.00		0.86
SA Wellington Multi-Asset Income Class 3	—	—	—	2.76	(4)	0.86
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Total return is not annualized.

See Notes to Financial Statements

94

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Anchor Series Trust and Shareholders of the SA Edge Asset Allocation Portfolio, SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio, SA Wellington Growth and Income Portfolio, SA Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio, SA BlackRock Multi-Asset Income Portfolio and SA Wellington Multi-Asset Income Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Edge Asset Allocation Portfolio (formerly Asset Allocation Portfolio), SA Wellington Capital Appreciation Portfolio (formerly Capital Appreciation Portfolio), SA Wellington Government and Quality Bond Portfolio (formerly Government and Quality Bond Portfolio), SA Wellington Growth and Income Portfolio (formerly Growth and Income Portfolio), SA Wellington Growth Portfolio (formerly Growth Portfolio), SA Wellington Natural Resources Portfolio (formerly Natural Resources Portfolio), SA BlackRock Multi-Asset Income Portfolio and SA Wellington Multi-Asset Income Portfolio (formerly Strategic Multi-Asset Portfolio) (constituting Anchor Series Trust, hereafter collectively referred to as the “Trust”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2018

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986.

95

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex. Unless otherwise noted, the address of each Trustee and executive officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 72	Trustee	2011-present	Retired.	77	Director, Sysco Corp. (1996 to 2017); Director, Luby’s, Inc. (1998 to present).

William F. Devin Age: 79	Trustee	2011-present	Retired.	77	None

Richard W. Grant Age: 72	Trustee, Chairman of the Board	2011-present	Retired.	28	None

Stephen J. Gutman Age: 74	Trustee	1985-present	Senior Vice President and Associate Broker, Corcoran Group. (real estate) (2002 to present); President, SJG Marketing, Inc. (2009 to present).	28	None
Interested Trustee

Peter A. Harbeck(4) Age: 63	Trustee	1995-present	President, SunAmerica (1995 to present) CEO and Director, SunAmerica (1992 to present); Director, AIG Capital Services, Inc. (“ACS”), (1993 to present); Chairman, Advisor Group, Inc. (2004 to 2016).	152	None
Officers

John T. Genoy Age: 49	President	2007-present	Chief Financial Officer, SunAmerica (2002 to present); Senior Vice President, SunAmerica (2003 to present); Chief Operating Officer, SunAmerica (2006 to present).	N/A	N/A

Gregory N. Bressler Age: 51	Secretary	2005-present	Senior Vice President and General Counsel, SunAmerica (2005 to present).	N/A	N/A

Kathleen D. Fuentes Age: 48	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).	N/A	N/A

James Nichols Age: 51	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SunAmerica (2002 to present).	N/A	N/A

Kara Murphy Age: 45	Vice President	2014-present	Director of Research , SunAmerica (2007-2013); Chief Investment Officer, SunAmerica (2013 to present).	N/A	N/A

Gregory R. Kingston Age: 51 Address: 2919 Allen Parkway Houston, Texas 77019	Treasurer	2014-present	Vice President, SunAmerica (2001 to present); Head of Mutual Fund Administration, SunAmerica (2014 to present).	N/A	N/A

96

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

Shawn Parry Age: 45 Address: 2919 Allen Parkway Houston, Texas 77019	Vice President and Assistant Treasurer	2005-present	Vice President (2014 to present) and Assistant Vice President, SunAmerica (2005 to 2014).	N/A	N/A

Donna McManus Age: 56	Vice President and Assistant Treasurer	2014-present	Vice President, SunAmerica (2014 to present); Managing Director, BNY Mellon (2009 to 2014).	N/A	N/A

Christopher C. Joe Age: 48 Address: 2919 Allen Parkway Houston, Texas 77019	Chief Compliance Officer	2017-present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017 to Present); Chief Compliance Officer, VALIC Retirement Services Company (2017 to Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2017 to present); Chief Compliance Officer, Invesco PowerShares (2012 to 2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010 to 2013); U.S. Compliance Director, Invesco Ltd. (2006 to 2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014 to 2015).	N/A	N/A

Matthew J. Hackethal Age: 46	Anti-Money Laundering Compliance Officer	2006-present	Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2016 to 2017); Chief Compliance Officer, SunAmerica (2006 to present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2006 to present); and Vice President, SunAmerica (2011 to present).	N/A	N/A

*	The business address for each Trustee and Officer is the Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (55 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (7 funds).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Interested Trustee, as defined within the 1940 Act, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

97

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2017.

During the year ended December 31, 2017, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
SA Wellington Government and Quality Bond Portfolio — Class 1	$0.28	$0.28	$—	$—	—%
SA Wellington Government and Quality Bond Portfolio — Class 2	0.25	0.25	—	—	—
SA Wellington Government and Quality Bond Portfolio — Class 3	0.24	0.24	—	—	—
SA Edge Asset Allocation Portfolio — Class 1	1.65	0.41	0.02	1.22	28.83
SA Edge Asset Allocation Portfolio — Class 2	1.63	0.39	0.02	1.22	28.83
SA Edge Asset Allocation Portfolio — Class 3	1.61	0.37	0.02	1.22	28.83
SA Wellington Growth and Income Portfolio — Class 1	0.54	0.11	—	0.43	100.00
SA Wellington Growth Portfolio — Class 1	0.35	0.35	—	—	100.00
SA Wellington Growth Portfolio — Class 2	0.30	0.30	—	—	100.00
SA Wellington Growth Portfolio — Class 3	0.27	0.27	—	—	100.00
SA Wellington Capital Appreciation Portfolio — Class 1	3.72	—	—	3.72	—
SA Wellington Capital Appreciation Portfolio — Class 2	3.72	—	—	3.72	—
SA Wellington Capital Appreciation Portfolio — Class 3	3.72	—	—	3.72	—
SA Wellington Natural Resources Portfolio — Class 1	0.49	0.49	—	—	45.36
SA Wellington Natural Resources Portfolio — Class 2	0.46	0.46	—	—	45.36
SA Wellington Natural Resources Portfolio — Class 3	0.45	0.45	—	—	45.36
SA BlackRock Multi-Asset Income Portfolio — Class 1	0.14	0.14	—	—	—
SA BlackRock Multi-Asset Income Portfolio — Class 3	0.13	0.13	—	—	—
SA Wellington Multi-Asset Income Portfolio — Class 1	0.02	0.02	—	—	100.00
SA Wellington Multi-Asset Income Portfolio — Class 3	0.02	0.02	—	—	100.00

98

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2017. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2017.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

99

Fixed-Income Portfolios

Wellington Management Company LLP

SA Wellington Government and Quality Bond Portfolio — Class 1 (unaudited)

SA Wellington Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/17
	Class 1*	Class 2*	Class 3*
1-year	2.97%	2.85%	2.78%
5-year	1.57%	1.44%	1.35%
10-year	3.22%	3.07%	2.97%
Since Inception	6.45%	3.68%	3.13%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Bloomberg Barclays U.S. Aggregate A or Better Index is a subset of the Bloomberg Barclays U.S. Aggregate Bond Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Bloomberg Barclays U.S. Aggregate A or Better excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Government and Quality Bond Portfolio — Class 1 shares posted a return of 2.97% for the 12-month period ending December 31, 2017, compared to a 2.94% return for the Bloomberg Barclays U.S. Aggregate A or Better Index.

On an absolute return basis, Treasuries [+2.31%] underperformed a number of non-Treasury sectors during the year, including taxable municipals [+10.84%], U.S. mortgage-backed securities (MBS) [+2.48%], and commercial mortgage-backed securities (CMBS) [+3.35%]. Asset-backed securities (ABS) returned [+1.55%].

An overweight to and security selection within investment grade credit contributed most to relative performance overall, driven by an overweight position to and security selection within taxable municipals and an overweight to the banking subsector. This offset a negative impact from an overweight to industrials. Security selection within agency MBS pass-throughs and an out-of-benchmark allocation to Fannie Mae Delegated Underwriting and Servicing bonds contributed positively, while an underweight in CMBS detracted modestly. The Portfolio’s out-of-benchmark allocation to Treasury inflation-protected securities contributed positively as did an out-of-benchmark allocation to collateralized loan obligations. Duration and yield curve positioning also contributed modestly to relative performance.

The Portfolio ended the year with the following approximate fixed income sector allocations: 28% U.S. government, 34% MBS, 31% credit, 5% ABS, and 1% CMBS. From a quality standpoint, approximately 69% of the Portfolio’s assets at year-end were invested in securities rated AAA. The Portfolio ended the period with shorter effective duration than the benchmark.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

100

Balanced Portfolio

Edge Asset Management

SA Edge Asset Allocation Portfolio — Class 1 (unaudited)

SA Edge Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/17
	Class 1*	Class 2*	Class 3*
1-year	13.73%	13.59%	13.43%
5-year	9.42%	9.26%	9.14%
10-year	6.62%	6.46%	6.36%
Since Inception	7.87%	6.83%	8.14%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Blended Index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[3]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Edge Asset Allocation Portfolio — Class 1 shares returned 13.73% for the 12-month period ending December 31, 2017 compared to a 21.83% return of the S&P 500® Index and 3.54% return of the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 14.21% for the annual period.

Equities outperformed bonds during the period, as measured by the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index. Most international equities outperformed U.S. equities for the year. Fixed income markets saw a fed funds rate increase of 75 bps during the year and posted a positive return (measured by the Bloomberg Barclays U.S. Aggregate Bond Index). High yield corporate bonds posted positive returns as riskier assets outperformed compared to Treasuries.

The Portfolio’s strategic and tactical allocation to international equities (developed and emerging) positively contributed to performance as most outperformed their U.S. counterparts. A strategic and tactical underweight position in large cap growth equities detracted, as they posted strong performance. A strategic and tactical allocation to mid cap and small cap value equities hindered performance as they underperformed their growth counterparts. The Portfolio’s strategic and tactical allocation to REITs and MLPs detracted as they underperformed

101

Balanced Portfolio — (continued)

Edge Asset Management

SA Edge Asset Allocation Portfolio — Class 1 (unaudited)

other equities. A strategic and tactical underweight to government bonds and overweight to high yield bonds aided performance.

Due to the Portfolio’s large number of individual holdings (over 600) individual security impacts are minimal. The Portfolio’s security selection among U.S. mid cap value and large cap value equities aided performance, while small cap growth securities hindered performance. Security selection among international real estate securities contributed, while other international developed and emerging market value equities holdings hindered performance. The Portfolio’s security selection in high yield bonds aided performance, while investment grade corporate bonds detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

102

Equity Portfolios

Wellington Management Company LLP

SA Wellington Growth and Income Portfolio — Class 1 (unaudited)

SA Wellington Growth and Income Portfolio
Average Annual Total Returns as of 12/31/17
Class 1*
1-year	23.91%
5-year	15.90%
10-year	7.43%
Since Inception	8.14%
*	Inception date for Class 1: 03/23/87

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Growth and Income Portfolio — Class 1 shares posted a return of 23.91% for the 12-month period ending December 31, 2017, compared to a 21.83% return for the S&P 500® Index.

Nine of the eleven sectors within the S&P 500® Index posted positive returns during the period. Information technology [+38.8%], materials [+24.1%], and consumer discretionary [+23.0%] posted the strongest returns. Telecommunication services [-1.2%] and energy [-1.0%] were the weakest performing sectors in the Index.

Relative outperformance was driven by stock selection and sector allocation. Strong selection within the consumer discretionary, industrials, and information technology sectors more than offset weak selection within health care and energy. Top contributors to performance included Estee Lauder and not holding General Electric and Exxon Mobil. Top detractors included Allergan, Walgreens Boots Alliance, and PDC Energy.

Sector allocation, a residual of the bottom-up stock selection process, aided relative performance during the period. Underweight allocations to the real estate and telecommunication services sectors contributed most to performance, while an overweight allocation to the health care sector detracted from relative returns.

The Portfolio ended the year most underweight in the real estate, consumer staples, and energy sectors and most overweight in the financials, consumer discretionary, and industrials sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

103

Equity Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Growth Portfolio — Class 1 (unaudited)

SA Wellington Growth Portfolio
Average Annual Total Returns as of 12/31/17
	Class 1*	Class 2*	Class 3*
1-year	19.80%	19.59%	19.50%
5-year	13.35%	13.18%	13.07%
10-year	6.52%	6.37%	6.26%
Since Inception	10.30%	6.24%	8.99%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Growth Portfolio — Class 1 shares posted a return of 19.80% for the 12-month period ended December 31, 2017, compared to a 21.13% return for the Russell 3000® Index.

Within the Russell 3000® Index, information technology [+37.0%], materials [+23.6%], and health care [+23.3%] were the best performing sectors, while energy [-2.0%] and telecommunication services [-0.8%] were the weakest.

Stock selection hurt relative results during the year, driven by weak selection in health care, industrials, and utilities. Within the health care sector, positions in TESARO and Envision Healthcare were the top detractors from relative performance. Within industrials, Alaska Air and not holding Boeing were top detractors from relative performance. In utilities, PG&E and OGE Energy were the primary detractors from relative performance. In addition, the Portfolio’s underweight to Apple was the top relative detractor during the period.

Partially offsetting these negative results was strong selection in consumer staples (overweight positions in Monster Beverage and Kroger) and consumer discretionary (overweight positions in Netflix and L Brands). Additionally, not holding General Electric and Exxon Mobil were the Portfolio’s top relative contributors during the period.

Sector allocation, a residual of the bottom-up stock selection processes, contributed to relative performance. Underweight positions in the energy and telecommunication sectors contributed, while an underweight position to information technology detracted.

104

Equity Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Growth Portfolio — Class 1 (unaudited)

The Portfolio ended the year with an overweight position in consumer staples, health care, and financials. Information technology, energy, and telecommunication services were the Portfolio’s largest underweighted holdings.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

105

Equity Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Capital Appreciation Portfolio — Class 1 (unaudited)

SA Wellington Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/17
	Class 1*	Class 2*	Class 3*
1-year	32.78%	32.57%	32.46%
5-year	18.17%	18.00%	17.88%
10-year	10.27%	10.10%	9.99%
Since Inception	12.73%	9.48%	12.70%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Capital Appreciation Portfolio — Class 1 shares posted a return of 32.78% for the 12-month period ending December 31, 2017, compared to a 29.59% return for the Russell 3000® Growth Index.

Sector returns within the index were positive in 10 of the 11 sectors during the year. Information technology [+40.1%], industrials [+30.0%], and financials [+29.4%] led the way. Energy [-9.6%] underperformed during the period.

Relative outperformance was primarily driven by stock selection, particularly within the information technology, consumer discretionary, and consumer staples sectors. Information technology positions Arista Networks and NVIDIA were among the top contributors in the Portfolio during the period. Consumer discretionary position Panera was also among the top relative contributors in the Portfolio.

Stock selection within the financials and industrials sectors weighed most heavily on relative performance during the year. Within financials, an overweight position in Capital One detracted from returns. Within industrials, an overweight in Middleby and not owning Boeing hurt relative performance.

Sector allocation, a residual of the bottom-up stock selection process, detracted from relative performance during the period. This was driven by a modest overweight position in the weak performing energy sector. An overweight position in the information technology sector, which rallied during the year, contributed to relative returns as did an underweight position in consumer staples.

106

Equity Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Capital Appreciation Portfolio — Class 1 (unaudited)

The Portfolio ended the year most overweight in the information technology, financials, and health care sectors, and most underweight in the consumer staples, industrials, and real estate sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

107

Equity Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Natural Resources Portfolio — Class 1 (unaudited)

SA Wellington Natural Resources Portfolio
Average Annual Total Returns as of 12/31/17
	Class 1*	Class 2*	Class 3*
1-year	15.03%	14.94%	14.79%
5-year	0.26%	0.11%	0.02%
10-year	-2.57%	-2.71%	-2.81%
Since Inception	8.36%	8.38%	9.36%
*	Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The MSCI ACWI Energy Index includes large and mid-cap securities across 23 Developed Markets (“DM”) countries and 21 Emerging Markets (“EM”) countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (“GICS®”).

[2]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]

The MSCI ACWI Metals and Mining Index is composed of large and mid-cap stocks across 23 Developed Markets countries and 21 Emerging Markets countries. All securities in the index are classified in the Metals & Mining industry (within the Materials sector) according to GICS®.

[4]	The Blended Index consists of 65% MSCI AWCI Energy Index and 35% MSCI ACWI Metals & Mining Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Natural Resources Portfolio — Class 1 shares posted a return of 15.03% for the 12-month period ending December 31, 2017, compared to a 21.83% return for the S&P 500® Index, a 33.82% return for the MSCI ACWI Metals & Mining Index, a 7.64% return for the MSCI ACWI Energy Index, and a 16.87% return for the blended index of 65% MSCI ACWI Energy Index and 35% MSCI ACWI Metals & Mining Index.

Almost all sectors in the S&P 500® Index posted positive returns for the year, with information technology [+38.8%] and materials [+24.1%] posting the strongest returns. The only negatively performing sectors were energy [-1.0%] and telecommunication services [-1.2%].

The Portfolio’s underperformance against the S&P 500® Index was primarily due to the Portfolio’s significant overweight position in the energy sector, which posted modestly negative returns, and an underweight position in the information technology sector, which posted strong positive returns. Allocations to United Kingdom and emerging markets stocks contributed on both an absolute and relative basis.

The top absolute contributors during the year were positions in Glencore and BHP Billiton. Security selection was strongest in the metals & minerals and upstream energy subsectors. Positions in Schlumberger and Weatherford were the top absolute detractors. The Portfolio’s position in Weatherford was both initiated and closed during the year.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

108

Balanced Portfolios

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1 (unaudited)

SA BlackRock Multi-Asset Income Portfolio
Average Annual Total Returns as of 12/31/17
	Class 1*	Class 3*
1-year	6.34%	6.20%
5-year	6.91%	6.68%
10-year	4.23%	N/A
Since Inception	7.08%	6.12%
*	Inception date for Class 1: 03/23/87; Class 3: 10/08/12

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI World (net) Index is a market capitalization-weighted index that measures equity market performance of developed markets. The index consists of 24 developed market country indexes, including the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[4]

The blended Index consists of 50% MSCI World (net) Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index (the “Blended Index”). The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA BlackRock Multi-Asset Income Portfolio — Class 1 shares posted a return of 6.34% for the 12-month period ending December 31, 2017, compared to a 22.40% return for the MSCI World (net) Index, a 3.54% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 12.62% return for the blended benchmark. The blended benchmark is comprised of 50% MSCI World (net) Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio remains focused on providing a compelling level of income while managing the Portfolio through a tactical, diversified approach. As of period end, the estimated yield of the Portfolio was 3.9%. Estimated one-year standard deviation, based on monthly net returns, for the Portfolio was 1.4% versus 1.6% for its blended benchmark.

Risk assets generally outperformed more safe-haven sectors, with equities generally outperforming fixed income. Relative to the benchmark, the decision to run more modest levels of risk with a lower Portfolio exposure to equities negatively impacted performance. In addition, a small allocation to master limited partnerships (MLPs) detracted from returns.

109

Balanced Portfolios — (continued)

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1 (unaudited)

International equities, including emerging markets, were the largest positive contributor to results. The Portfolio’s allocations to U.S. dividend paying stocks also contributed positively. Within fixed income, allocations to both high yield and investment grade credit contributed to returns as spreads tightened over the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

110

Balanced Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Multi-Asset Income Portfolio — Class 1 (unaudited)

SA Wellington Multi-Asset Income Portfolio Average Annual Total Returns as of 12/31/17
	Class 1*	Class 3*
1-year	16.26%	16.08%
5-year	8.52%	N/A
10-year	5.17%	N/A
Since Inception	7.93%	11.50%
*	Inception date for Class 1: 03/23/87; Class 3: 09/26/16

[1]

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,484 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

Effective January 1, 2017, the Portfolio replaced the Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland) with the Citigroup World Government Bond Index (U.S. $ hedged) because the information regarding the Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland) is no longer available. The Citigroup World Government Bond Index (U.S. $ hedged) measures the performance of fixed-rate investment grad sovereign bonds, currency hedged to the USD. The Index is a widely used benchmark that currently comprises sovereign debt from over 20 countries. The Index provides a broad benchmark for the global sovereign fixed income market.

[3]	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

[4]

The Blended Index consists of 65% MSCI ACWI (net) Index, 30% Citigroup World Government Bond Index (U.S. $ hedged), and 5% Citigroup 3-Month Treasury Bill Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Multi-Asset Income Portfolio — Class 1 shares posted a return of 16.26% for the 12-month period ending December 31, 2017, compared to a 23.97% return for the MSCI ACWI (net) Index, a 2.14% return for the Citigroup World Government Bond Index (U.S. dollar hedged), a 0.84% return for the Citigroup 3-month Treasury Bill Index, and a 15.83% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI (net) Index, 30% Citigroup World Government Bond Index (U.S. dollar hedged), and 5% Citigroup 3-month Treasury Bill Index.

Effective January 1, 2017, the Citigroup World Government Bond Index (U.S. dollar hedged, ex-Switzerland) was replaced as a component in the blended benchmark with the Citigroup World Government Bond Index (U.S. dollar hedged).

111

Balanced Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Multi-Asset Income Portfolio — Class 1 (unaudited)

Security selection, which is expected to be the primary driver of returns over time, was positive within both the underlying global equity and global bond portfolios. The impact of asset allocation decisions was negative for the year.

The global equity portion of the Portfolio outperformed the MSCI ACWI (net) Index during the year due to both stock selection and sector allocation effects. Relative outperformance was driven by strong sector allocation due to an overweight to information technology, as well as underweights to the consumer staples and telecommunication sectors. Strong stock selection within the information technology and industrials sectors also aided relative performance. Weak stock selection within the health care and energy sectors detracted from relative returns during the period. From a regional perspective, stock selection within emerging markets contributed most to relative results. From a country perspective, security selection within China and Israel aided most to relative performance.

Within the global bond portion of the Portfolio, active currency and country positioning contributed, while duration positioning detracted. Yield curve positioning had a neutral impact on performance during the year.

At the end of the year, the Portfolio was positioned almost in line with the strategic asset allocation exposures.

During the period, the Portfolio held equity index and bond futures to adjust exposure to equity and bond markets and to manage duration and yield curve positioning. The Portfolio also used currency forwards to attempt to protect against changes in future foreign exchange rates and to enhance total return. When viewed in isolation, bond futures made a slight contribution to the Portfolio’s absolute performance, while currency forwards and equity futures detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

112

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

113

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.14 (2/18)

Item 2.	Code of Ethics

Anchor Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code”). During the fiscal year ended December 31, 2017, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended December 31, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. In particular, the Code has been amended to provide an enhanced description of the Covered Officers’ responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3.	Audit Committee Financial Expert.

As of January 16, 2018, the registrant’s Board of Trustees has determined that Eileen A. Kamerick, a Trustee of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2016	2017
(a) Audit Fees	$290,034	$298,734
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$53,376	$62,128
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$217,596	$390,644

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2016 and 2017 were $354,772 and $489,457, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: March 09, 2018